UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2020

Date of reporting period:	04/30/2021

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 15, 2021

PGIM Global Total Return Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months (%)*	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.29	5.05	3.56	3.31	—
Class C	–0.66	6.78	3.47	2.90	—
Class Z	–0.15	8.98	4.55	3.93	—
Class R2	–0.51	8.29	N/A	N/A	3.97 (12/27/17)
Class R4	–0.24	8.72	N/A	N/A	4.28 (12/27/17)
Class R6	–0.09	8.88	4.54	N/A	4.14 (2/3/12)
Bloomberg Barclays Global Aggregate Index
	–0.17	3.95	2.64	2.05	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
	Class R2, R4 (12/27/17)	Class R6 (2/3/12)
Bloomberg Barclays Global Aggregate Index	3.32	1.90

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None
Shareholder service fee	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

PGIM Global Total Return Fund	5

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays Global Aggregate Index—The Bloomberg Barclays Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.13	1.33	1.31
Class C	0.11	0.63	0.61
Class Z	0.14	1.63	1.63
Class R2	0.13	1.18	1.15
Class R4	0.14	1.42	1.40
Class R6	0.15	1.73	1.73

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	19.5
AA	7.5
A	18.1
BBB	30.7
BB	12.1
B	5.8
CCC	1.1
Not Rated	5.5
Cash/Cash Equivalents	–0.3
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$997.10	0.88%	$4.36
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class C	Actual	$1,000.00	$993.40	1.63%	$8.06
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$998.50	0.62%	$3.07
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11
Class R2	Actual	$1,000.00	$994.90	1.08%	$5.34
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual	$1,000.00	$997.60	0.83%	$4.11
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R6	Actual	$1,000.00	$999.10	0.52%	$2.58
	Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Global Total Return Fund	9

Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.6%

ASSET-BACKED SECURITIES 14.4%

Canada 0.0%

Fairstone Financial Issuance Trust,
Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,239,942
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	324,719
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	406,553

					1,971,214

Cayman Islands 5.1%

Anchorage Capital CLO Ltd.,
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		20,000	20,018,628
ArrowMark Colorado Holdings,
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29		500	500,368
Battalion CLO Ltd.,
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.260(c)	07/18/30		5,500	5,483,369
Benefit Street Partners CLO Ltd.,
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	10/15/30		750	750,054
BlueMountain CLO Ltd.,
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.492(c)	08/20/32		11,000	11,008,813
Brookside Mill CLO Ltd.,
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28		4,000	4,003,437
Canyon Capital CLO Ltd.,
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.434(c)	04/15/29		3,750	3,750,261
Carlyle CLO Ltd.,
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.235(c)	04/30/31		15,000	14,946,243
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-03A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.208(c)	10/20/29		5,468	5,453,671
Carlyle US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.208(c)	04/20/31		12,500	12,448,724

See Notes to Financial Statements.

PGIM Global Total Return Fund      11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

CBAM Ltd.,
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.548%(c)	10/20/32	25,000	$25,043,965
Greywolf CLO Ltd.,
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.474(c)	04/15/33	14,000	14,026,257
Madison Park Funding Ltd.,
Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.534(c)	10/15/32	10,000	10,011,259
MidOcean Credit CLO,
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.310(c)	07/19/28	5,897	5,897,321
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.832(c)	02/20/31	2,000	2,001,469
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.338(c)	07/20/31	2,000	2,000,045
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	1.964(c)	07/15/31	5,750	5,771,275
OCP CLO Ltd.,
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.518(c)	07/20/32	5,000	5,003,199
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.940(c)	04/17/31	2,000	1,984,767
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.238(c)	04/20/31	5,000	4,962,273
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.578(c)	07/20/32	8,000	8,002,145
Pikes Peak CLO,
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.554(c)	07/15/32	18,000	18,007,592
Race Point CLO Ltd.,
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.222(c)	02/20/30	8,540	8,543,090
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.293(c)	05/07/31	5,000	4,991,402
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.893(c)	05/07/31	6,500	6,482,907
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.738(c)	04/20/29	10,000	9,917,647

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.286%(c)	04/25/31	6,250	$6,239,862
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.428(c)	07/20/30	500	500,091
TCW CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.207(c)	07/29/29	20,000	20,058,464
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.226(c)	04/25/31	15,000	15,000,094
Telos CLO Ltd.,
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.490(c)	07/17/26	124	124,030
TIAA CLO Ltd.,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.388(c)	07/20/31	2,000	2,000,155
Trinitas CLO Ltd.,
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.584(c)	07/15/27	5,000	4,994,897
Tryon Park CLO Ltd.,
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.684(c)	04/15/29	3,700	3,679,572
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.146(c)	04/25/31	4,500	4,495,517
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.340(c)	01/17/31	2,500	2,500,969
York CLO Ltd.,
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/22/31	5,000	5,006,047
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.374(c)	07/15/31	8,500	8,506,957
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.554(c)	07/15/29	2,429	2,429,955
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30	733	733,219
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.134(c)	04/15/29	7,011	6,990,777

				294,270,787

See Notes to Financial Statements.

PGIM Global Total Return Fund      13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Ireland 5.6%

Anchorage Capital Europe CLO,
Series 01X, Class A2	1.500%	01/15/31	EUR	8,250	$9,972,548
Anchorage Capital Europe CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870(c)	04/25/34	EUR	4,000	4,814,126
Arbour CLO DAC,
Series 03A, Class B1R, 144A	1.920	03/15/29	EUR	4,000	4,810,692
Armada Euro CLO DAC,
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,500	1,812,688
Bosphorus CLO DAC,
Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	20,000	24,053,151
Capital Four CLO DAC,
Series 2A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	23,000	27,497,674
Carlyle Euro CLO Ltd.,
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	08/15/30	EUR	55,950	67,224,701
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	9,500	11,377,117
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	20,000	23,954,610
Series 2019-02A, Class A1B, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.400(c)	08/15/32	EUR	8,000	9,631,799
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	15,000	18,035,355
Series 3A, Class B2, 144A	2.000	01/15/34	EUR	11,500	13,908,941
Hayfin Emerald CLO,
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	11/17/32	EUR	18,500	22,316,074
Hayfin Emerald CLO DAC,
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	4,000	4,863,292
Henley CLO DAC,
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	04/25/34	EUR	5,000	6,028,599
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	35,865,594
OAK Hill European Credit Partners DAC,
Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,594,301

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Ireland (cont’d.)

Providus CLO DAC,
Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650%(c)	07/15/31	EUR	7,500	$9,003,178
RRE Loan Management DAC,
Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	10/15/33	EUR	8,500	10,277,795
St Paul’s CLO DAC,
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	11,000	13,214,079
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,208,389

					323,464,703

Netherlands 0.4%

Ares European CLO BV,
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	8,000	9,611,085
BNPP AM Euro CLO BV,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	10,000	12,025,986

					21,637,071

Spain 0.1%

TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR	6,485	7,017,426

United Kingdom 0.3%

Newday Funding Master Issuer PLC,
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970% (Cap N/A, Floor 0.000%)	1.018(c)	03/15/29	GBP	3,700	5,113,201
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	1.111(c)	03/15/29		3,500	3,516,212
Newday Partnership Funding PLC,
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	11/15/28	GBP	6,205	8,668,375

					17,297,788

United States 2.9%

AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class D	1.490	09/18/26		1,900	1,920,548

See Notes to Financial Statements.

PGIM Global Total Return Fund      15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 2.655%)	2.761	%(c)	08/25/32	357	$363,042
Series 2002-03, Class M3, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956	(c)	08/25/32	201	202,082
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.262	(c)	05/17/31	15,000	14,943,132
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.706	(c)	05/25/33	597	580,695
CHEC Loan Trust,
Series 2004-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106	(c)	07/25/34	559	553,216
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.456	(c)	10/25/37	747	750,291
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 144A	1.980		08/25/50	3,678	3,733,240
Countrywide Asset-Backed Certificates,
Series 2002-05, Class MV1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.606	(c)	03/25/33	82	82,489
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.261	(c)	04/25/38	4,093	4,116,365
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)	0.586	(c)	01/25/34	573	555,294
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D	1.730		07/15/26	700	711,006
Ford Credit Auto Owner Trust,
Series 2020-02, Class C, 144A	1.740		04/15/33	1,300	1,307,568
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A	4.060		11/15/30	3,400	3,864,937
Series 2020-02, Class C	1.870		09/15/27	2,100	2,107,982
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784		01/25/28	1,263	1,346,963
Series 2020-02, Class E, 144A	3.072		02/25/28	3,240	3,260,333
Series 2020-02, Class R, 144A	31.355		02/25/28	594	629,216
Series 2021-01, Class E, 144A	2.365		09/25/28	600	600,030
Series 2021-01, Class F, 144A	4.280		09/25/28	600	599,470

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

JPMorgan Chase Bank, NA, (cont’d.)
Series 2021-01, Class R, 144A	28.348%		09/25/28	2,000	$1,972,092
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000		02/25/43	3,430	1,644,854
Series 2018-C, Class A, 144A	0.000	(cc)	08/25/43	1,602	1,647,465
Series 2019-A, Class R, IO, 144A	0.000		10/25/48	3,915	505,041
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59	1,170	1,172,671
Series 2019-GS02, Class A1, 144A	3.750		01/25/59	1,491	1,492,118
Series 2019-GS04, Class A1, 144A	3.438		05/25/59	2,602	2,610,708
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320		04/21/31	1,100	1,107,340
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230		04/20/27	1,600	1,626,693
Series 2019-02A, Class A, 144A	2.780		04/20/28	2,300	2,360,778
Long Beach Mortgage Loan Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.961	(c)	07/25/34	119	118,064
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A	2.190		08/21/34	1,800	1,832,390
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006	(c)	04/25/34	1,213	1,200,912
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.306	(c)	08/25/35	40	39,854
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156	(c)	09/25/33	105	104,987
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.086	(c)	02/25/33	171	170,661
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500		09/16/69	2,000	2,005,650
Series 2021-A, Class B, 144A	2.240		05/15/69	1,850	1,818,834
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950		11/14/28	1,300	1,420,350
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350		09/14/32	400	400,891
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200		05/15/24	2,426	2,439,334

See Notes to Financial Statements.

PGIM Global Total Return Fund      17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100%	10/08/24	2,450	$2,485,100
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	1,500	1,514,233
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,158	4,260,361
Series 2019-A, Class D, 144A	6.220	08/08/25	3,400	3,442,343
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28	1,200	1,198,038
Series 2021-A, Class D, 144A	5.400	03/08/28	500	500,033
Option One Mortgage Acceptance Corp.,
Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	11/25/33	672	654,001
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.456(c)	04/25/23	4,290	4,263,759
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23	1,020	1,018,832
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25	2,300	2,288,942
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	848,503
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	1,073,900
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640	11/16/26	4,800	4,873,698
Series 2020-04, Class D	1.480	01/15/27	3,200	3,239,835
Series 2021-01, Class D	1.130	11/16/26	12,700	12,656,184
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45	6,350	6,570,700
Series 2019-D, Class 1PT, 144A	2.707(cc)	01/16/46	6,744	6,981,946
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	8,659	8,871,309
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX, 144A	3.050	11/16/48	2,100	2,125,704
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.356(c)	11/29/24	5,955	5,910,085
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.856(c)	11/29/24	3,276	3,297,292

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Springleaf Funding Trust,
Series 2017-AA, Class C, 144A	3.860%		07/15/30		800	$808,110
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906	(c)	06/25/24		9,330	9,252,087
World Omni Select Auto Trust,
Series 2020-A, Class D	1.700		10/15/26		5,900	5,976,862

						164,031,443

TOTAL ASSET-BACKED SECURITIES (cost $825,226,112)						829,690,432

BANK LOANS 0.5%

Germany 0.1%

Speedster Bidco GmbH,
Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250	(c)	03/31/28	EUR	3,265	3,932,706

United Kingdom 0.4%

BBD Bidco Ltd.,
Facility B-1 Loan, 1 Month GBP LIBOR + 4.750%	4.799	(c)	11/13/26	GBP	2,125	2,923,726
EG Finco Ltd.,
Term Loan	—	(p)	04/30/27		18,800	22,310,326

						25,234,052

United States 0.0%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25		1,199	1,324,146
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.370	(c)	08/24/26		2,320	1,647,200

						2,971,346

TOTAL BANK LOANS (cost $31,240,507)						32,138,104

See Notes to Financial Statements.

PGIM Global Total Return Fund      19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.7%

Canada 0.1%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	2,210	$1,848,099

Ireland 0.0%

Taurus UK DAC,
Series 2021-UK1A, Class D, 144A	0.000(cc)	05/17/31	GBP	550	760,622

United Kingdom 0.0%

Salus European Loan Conduit DAC,
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.589(c)	01/23/29	GBP	500	689,352

United States 6.6%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		1,000	916,751
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		1,000	888,813
BANK,
Series 2017-BNK05, Class A3	3.020	06/15/60		3,600	3,761,766
Series 2017-BNK06, Class A3	3.125	07/15/60		4,400	4,614,741
Series 2017-BNK07, Class A4	3.175	09/15/60		5,000	5,405,285
Series 2017-BNK09, Class A3	3.279	11/15/54		3,000	3,243,426
Series 2019-BN21, Class A3	2.458	10/17/52		6,293	6,528,104
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		5,000	5,407,524
Series 2018-B03, Class A3	3.746	04/10/51		7,200	7,758,348
Series 2020-B17, Class A4	2.042	03/15/53		6,200	6,160,564
Series 2020-B20, Class A3	1.945	10/15/53		11,000	11,082,416
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	10/15/36		3,104	3,103,685
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.415(c)	10/15/36		8,206	8,201,014
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	10/15/36		23,776	23,775,679
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	12/15/36		3,792	3,791,177
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.615(c)	12/15/36		13,173	13,165,391
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3	2.647	11/15/52		16,531	16,971,976

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840%(cc)	04/15/25	9,442	$9,912,232
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.601(cc)	05/10/47	27,500	360,902
Series 2016-GC37, Class XB, IO	0.852(cc)	04/10/49	33,868	1,075,929
Series 2016-P04, Class XB, IO	1.502(cc)	07/10/49	9,100	568,380
Series 2017-P08, Class A2	3.109	09/15/50	2,000	2,085,912
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37	4,399	4,412,662
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.039(cc)	05/15/45	2,945	32,667
Series 2014-UBS04, Class XB, IO, 144A	0.297(cc)	08/10/47	50,000	350,955
Series 2015-CR24, Class A4	3.432	08/10/48	3,889	4,217,452
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.265(c)	05/15/36	14,125	14,145,950
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,460,403
Series 2019-C17, Class A3	2.769	09/15/52	12,444	13,058,818
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	3,000	2,921,304
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A3	2.362	08/10/49	1,500	1,534,443
Series 2017-C06, Class A3	3.269	06/10/50	4,400	4,625,086
Series 2020-C09, Class A3	1.882	09/15/53	20,000	20,207,384
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	500	530,358
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.724(cc)	03/25/22	8,526	63,194
Series K020, Class X1, IO	1.473(cc)	05/25/22	9,849	105,718
Series K025, Class X1, IO	0.917(cc)	10/25/22	17,657	154,928
Series K037, Class X1, IO	1.104(cc)	01/25/24	10,154	216,206
Series K043, Class X1, IO	0.653(cc)	12/25/24	11,929	209,151
Series K049, Class X1, IO	0.718(cc)	07/25/25	39,973	895,352
Series K052, Class X1, IO	0.785(cc)	11/25/25	11,961	311,650
Series K053, Class X1, IO	1.021(cc)	12/25/25	44,987	1,628,753
Series K054, Class X1, IO	1.306(cc)	01/25/26	30,438	1,480,332
Series K058, Class X1, IO	1.051(cc)	08/25/26	40,917	1,783,411
Series K090, Class X1, IO	0.852(cc)	02/25/29	22,967	1,180,004
Series K111, Class X1, IO	1.681(cc)	05/25/30	29,406	3,597,077

See Notes to Financial Statements.

PGIM Global Total Return Fund      21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K113, Class X1, IO	1.490%(cc)	06/25/30	119,116	$12,983,438
Series K114, Class X1, IO	1.213(cc)	06/25/30	75,527	6,730,146
Series K116, Class X1, IO	1.531(cc)	07/25/30	49,219	5,459,258
Series K121, Class X1, IO	1.124(cc)	10/25/30	127,868	10,514,041
Series K717, Class X1, IO	0.578(cc)	09/25/21	9,801	378
Series KG03, Class X1, IO	1.483(cc)	06/25/30	101,850	10,837,634
Series Q001, Class XA, IO	2.146(cc)	02/25/32	6,203	684,299
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.664(c)	11/21/35	7,780	7,783,940
Series 2021-RENT, Class D, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.964(c)	11/21/35	4,500	4,502,269
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.594(cc)	04/10/47	30,000	373,281
Series 2014-GC22, Class XB, IO	0.456(cc)	06/10/47	35,000	379,397
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	50,682
Series 2014-GC26, Class XB, IO	0.445(cc)	11/10/47	56,483	656,412
Series 2018-GS09, Class A3	3.727	03/10/51	7,000	7,732,495
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515	03/15/49	1,500	1,547,980
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A3	3.342	03/15/50	1,600	1,654,375
Series 2017-JP06, Class A3	3.109	07/15/50	4,600	4,800,545
Series 2017-JP07, Class A3	3.379	09/15/50	5,100	5,388,975
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53	10,000	9,840,491
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	5,564	5,770,403
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	3,775	3,398,545
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A3	2.731	11/15/49	2,211	2,265,870
Morgan Stanley Capital I Trust,
Series 2016-UBS09, Class A2	2.982	03/15/49	286	295,300
Series 2017-H01, Class A3	3.153	06/15/50	4,500	4,769,296
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	1,700	1,628,654
Series 2020-HR08, Class XB, IO	1.004(cc)	07/15/53	54,413	3,984,517
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.315(c)	01/15/26	8,475	8,549,665

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

One New York Plaza Trust, (cont’d.)
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.865	%(c)	01/15/26		2,975	$3,008,365
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.301		10/15/50		6,500	6,950,753
Series 2017-C06, Class A3	3.581		12/15/50		5,000	5,344,809
Series 2017-C07, Class A3	3.418		12/15/50		4,400	4,753,627
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class XA, IO, 144A	1.439	(cc)	05/10/63		4,163	47,008
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.092	(cc)	07/15/48		24,000	1,067,518
Series 2016-LC24, Class XB, IO	1.151	(cc)	10/15/49		20,910	1,008,905
Series 2017-C40, Class A3	3.317		10/15/50		2,600	2,762,670
Series 2018-C43, Class A3	3.746		03/15/51		8,350	9,203,663
Series 2021-FCMT, Class B, 144A	—	(p)	05/15/31		1,800	1,800,000
Series 2021-FCMT, Class C, 144A	—	(p)	05/15/31		1,700	1,700,000
Series 2021-FCMT, Class D, 144A	—	(p)	05/15/31		2,200	2,200,000

						381,332,877

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $375,248,546)						384,630,950

CORPORATE BONDS 38.7%

Australia 0.1%

Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, EMTN	3.700		03/18/24	CNH	2,000	314,796
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	4.420		08/14/23	CNH	21,000	3,345,934

						3,660,730

Belgium 0.1%

Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	5.550		01/23/49		3,800	4,911,942

Brazil 0.7%

Petrobras Global Finance BV,
Gtd. Notes	5.375		10/01/29	GBP	10,521	15,732,972
Gtd. Notes	6.625		01/16/34	GBP	6,301	9,826,315
Gtd. Notes, EMTN	6.250		12/14/26	GBP	6,918	10,800,003

See Notes to Financial Statements.

PGIM Global Total Return Fund      23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Brazil (cont’d.)

Suzano Austria GmbH,
Gtd. Notes	6.000%	01/15/29		200	$234,334
Swiss Insured Brazil Power Finance Sarl,
Sr. Sec’d. Notes	9.850	07/16/32	BRL	20,610	3,985,505

					40,579,129

Canada 0.8%

Barrick Gold Corp.,
Sr. Unsec’d. Notes	5.250	04/01/42		35	44,138
Barrick North America Finance LLC,
Gtd. Notes	5.700	05/30/41		45	58,983
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	67,537
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		4,050	4,110,410
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,335	1,332,031
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		2,320	2,320,500
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,303,672
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	4.000	04/15/24		400	428,347
Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,843,961
Hydro-Quebec,
Local Gov’t. Gtd. Notes, MTN	6.000	02/15/40	CAD	1,000	1,205,175
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25		654	828,876
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		600	881,468
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		1,000	1,565,509
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		800	1,289,866
Local Gov’t. Gtd. Notes, Series JM	5.000	02/15/45	CAD	2,000	2,240,781
Kinross Gold Corp.,
Gtd. Notes	5.950	03/15/24		1,000	1,121,439
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		1,225	1,307,921
Methanex Corp.,
Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,580,695
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,568,182
Sr. Unsec’d. Notes	4.200	04/01/29		490	556,128
Sr. Unsec’d. Notes	6.125	01/15/41		25	34,380

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	1.848%(s)	04/11/31	CAD	10,000	$6,381,927
Rogers Communications, Inc.,
Gtd. Notes	3.250	05/01/29	CAD	700	591,609
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,645,250
Sr. Unsec’d. Notes	6.000	08/15/40		4,360	5,350,834
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes	2.050	07/10/24	AUD	2,470	1,970,655
Sr. Unsec’d. Notes	3.005	05/30/23	CAD	1,000	852,083

					45,482,357

China 0.9%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.400	11/06/24	CNH	72,790	11,474,909
Sr. Unsec’d. Notes	3.800	10/27/30	CNH	45,000	7,232,004
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		3,043	3,146,453
Sr. Sec’d. Notes, Series C	3.955	03/29/23		10,048	10,334,489
Bank of China Ltd.,
Sr. Unsec’d. Notes, EMTN	0.420	11/29/21	JPY	100,000	914,694
Sr. Unsec’d. Notes, EMTN	3.150	10/16/21	CNH	6,000	927,528
Sr. Unsec’d. Notes, EMTN	3.300	04/17/22	CNH	4,950	767,932
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	13,000	2,183,569
Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,202,263
Sr. Unsec’d. Notes, EMTN	4.350	08/06/24	CNH	4,700	760,788
Sr. Unsec’d. Notes, EMTN	4.350	09/19/24	CNH	8,990	1,459,223
Unsec’d. Notes	1.860	04/09/23	CNH	10,000	1,514,474
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,632,847
Unsec’d. Notes, Series 2015	3.700	10/20/30	CNH	20,000	3,116,442
Industrial & Commercial Bank of China Ltd.,
Sr. Unsec’d. Notes	2.957	11/08/22		2,000	2,063,201
Sinopec Century Bright Capital Investment Ltd.,
Gtd. Notes	4.500	10/31/21	CNH	10,000	1,556,560

					51,287,376

Denmark 0.3%

Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		9,300	9,345,887

See Notes to Financial Statements.

PGIM Global Total Return Fund      25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Denmark (cont’d.)

Danske Bank A/S, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.621%(ff)	09/11/26		4,645	$4,612,398
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,166,455

					15,124,740

France 2.3%

Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	10,048,969
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,887,620
Sr. Unsec’d. Notes, Series 21	0.300	10/13/23	JPY	300,000	2,749,931
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27		2,100	2,067,226
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28		12,100	11,935,566
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26		1,300	1,336,744
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	5,260,008
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		4,800	5,165,927
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	12,401
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	315,854
BPCE SA,
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32		7,422	7,188,269
Sr. Unsec’d. Notes, EMTN	0.562	06/24/24	JPY	100,000	917,166
Sr. Unsec’d. Notes, Series 3	0.989	07/12/28	JPY	300,000	2,809,278
Sr. Unsec’d. Notes, Series 5	0.530(ff)	12/10/26	JPY	500,000	4,573,906
Sub. Notes, Series 1	2.047	01/30/25	JPY	100,000	941,129
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,684,351
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27		2,545	2,498,960
Sr. Unsec’d. Notes, EMTN	4.400	07/06/27	AUD	1,200	1,043,388
Sr. Unsec’d. Notes, Series 4	0.959	06/08/28	JPY	400,000	3,675,762
Sr. Unsec’d. Notes, Series 7	1.248(ff)	06/04/26	JPY	600,000	5,665,385
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	2,800	4,092,968
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.450	11/30/28	EUR	600	786,239
Loxam SAS,
Sr. Sec’d. Notes	2.875	04/15/26	EUR	5,200	6,137,014
Sr. Sub. Notes	4.500	04/15/27	EUR	3,800	4,351,544
Sr. Sub. Notes	5.750	07/15/27	EUR	4,100	4,916,902
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	900	1,030,629

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	5.250%	12/07/28	GBP	1,000	$1,789,417
Sr. Unsec’d. Notes, EMTN	5.250	01/31/35	GBP	200	396,599
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,100	5,983,247
Societe Generale SA,
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		18,960	19,766,236
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		5,055	5,457,530
Sub. Notes, EMTN	4.875	10/13/26	AUD	2,364	2,011,149
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	188,667
Sub. Notes, EMTN	5.000(ff)	07/20/28	AUD	1,006	823,639
Societe Nationale SNCF SA,
Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,622	2,772,354

					133,281,974

Germany 0.8%

Daimler International Finance BV,
Gtd. Notes, EMTN	3.450	09/27/22	CNH	1,000	155,464
Gtd. Notes, EMTN	3.780	03/22/22	CNH	2,000	311,136
Gtd. Notes, EMTN	4.500	09/21/21	CNH	16,000	2,487,642
Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	737,325
Gtd. Notes, MTN	3.800	09/27/27	AUD	900	770,717
Deutsche Bank AG,
Sr. Unsec’d. Notes	1.686	03/19/26		4,350	4,366,615
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		3,760	3,808,367
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	3,206,468
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	9,000	1,366,349
Unsec’d. Notes	4.550(s)	11/07/22		1,814	1,787,690
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes	4.700	06/02/37	CAD	402	410,584
thyssenkrupp AG,
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	12,086	14,545,012
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	1,300	1,642,609
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.750(c)	07/15/27	EUR	3,100	3,782,880
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	4,300	5,433,244
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	1,000	1,240,121

					46,052,223

See Notes to Financial Statements.

PGIM Global Total Return Fund      27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Hong Kong 0.2%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650%	04/10/27	EUR	9,000	$11,287,182
Swire Pacific MTN Financing Ltd.,
Gtd. Notes, EMTN	3.900	11/05/30	HKD	5,000	714,323

					12,001,505

Hungary 0.1%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	4,170	5,240,965

Iceland 0.1%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	5,000	5,927,580

India 0.2%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	8,600	10,974,818

Indonesia 0.2%

Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	532,007
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	800	947,377
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	700	901,071
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	8,171,126
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	1,158,520

					11,710,101

Israel 0.5%

Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes	6.875	06/21/23		3,000	3,364,658
Sr. Sec’d. Notes	7.875	12/15/26		5,500	7,044,287
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,445,810
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	2,128,063
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		9,750	12,687,162

					28,669,980

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy 0.2%

Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa,
Sr. Unsec’d. Notes	1.375%		07/20/22	EUR	1,000	$1,220,785
Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500	(ff)	10/27/47	EUR	2,075	3,062,117
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125		07/14/22		2,500	2,567,924
Sr. Unsec’d. Notes, 144A	3.375		01/12/23		310	323,070
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750		10/30/25	EUR	1,980	2,519,782

						9,693,678

Jamaica 0.2%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000		12/31/26		1,100	1,069,799
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000		12/31/25		1,000	1,010,965
Sr. Sec’d. Notes, 144A	8.750		05/25/24		750	783,076
Sr. Sec’d. Notes, 144A	8.750		05/25/24		7,250	7,561,531

						10,425,371

Japan 0.1%

Central Nippon Expressway Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	1.873		09/26/24	AUD	3,000	2,353,366
East Japan Railway Co.,
Sr. Unsec’d. Notes, EMTN	5.250		04/22/33	GBP	1,500	2,859,883
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes	2.801		07/18/24		2,100	2,228,466
Mizuho Bank Ltd.,
Certificate of Deposit	1.700		08/07/24	AUD	600	474,223
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes	3.752		07/19/23	AUD	1,042	853,481

						8,769,419

See Notes to Financial Statements.

PGIM Global Total Return Fund      29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Kazakhstan 0.2%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	4,800	$5,613,579
Gtd. Notes	3.638	06/20/22	CHF	5,550	6,293,883

					11,907,462

Luxembourg 0.3%

ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%(a)	5.000	06/30/27	EUR	6,300	7,746,580
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	10,000	12,296,159

					20,042,739

Mexico 0.9%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		11,565	11,966,185
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	11,020	13,236,373
Gtd. Notes	6.500	01/23/29		1,480	1,506,257
Gtd. Notes	6.840	01/23/30		325	333,418
Gtd. Notes	9.500	09/15/27		2,000	2,288,365
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,200	1,442,487
Gtd. Notes, EMTN	3.750	02/21/24	EUR	4,200	5,150,439
Gtd. Notes, EMTN	3.750	11/16/25	GBP	290	388,479
Gtd. Notes, EMTN	3.750	04/16/26	EUR	3,057	3,675,278
Gtd. Notes, EMTN	4.875	02/21/28	EUR	7,800	9,482,672
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	2,020,233
Gtd. Notes, EMTN	8.250	06/02/22	GBP	528	771,724
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	0.624(c)	02/15/24		2,250	2,252,039

					54,513,949

Netherlands 0.7%

ABN AMRO Bank NV,
Sub. Notes, 144A	4.750	07/28/25		500	562,087
BNG Bank NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	937,644
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	688,667
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	409,472
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	651,989

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)

BNG Bank NV, (cont’d.)
Sr. Unsec’d. Notes, EMTN	0.500%	08/15/22	ZAR	30,000	$1,924,946
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,603,320
Sr. Unsec’d. Notes, MTN	1.765(s)	04/05/28	CAD	2,600	1,845,728
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,412	1,954,885
Sub. Notes, Series 1	1.429	12/19/24	JPY	300,000	2,809,964
ING Groep NV,
Sr. Unsec’d. Notes(a)	4.050	04/09/29		2,525	2,837,673
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, MTN	4.550	03/16/29	CAD	230	222,386
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A	3.150	05/01/27		575	616,031
Gtd. Notes, 144A	3.400	05/01/30		725	774,505
OCI NV,
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	9,300	11,682,476
United Group BV,
Sr. Sec’d. Notes	4.875	07/01/24	EUR	300	366,085
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	4,414,362
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	7,132,348
Ziggo BV,
Sr. Sec’d. Notes	4.250	01/15/27	EUR	160	200,060

					41,634,628

Norway 0.2%

Equinor ASA,
Gtd. Notes	2.875	04/06/25		8,720	9,354,428
Gtd. Notes	6.800	01/15/28		2,265	2,855,336

					12,209,764

Peru 0.0%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		103	117,813
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.077(s)	06/02/25		1,404	1,335,879

					1,453,692

See Notes to Financial Statements.

PGIM Global Total Return Fund      31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Philippines 0.1%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		3,500	$4,721,900
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	7.390	12/02/24		200	244,932

					4,966,832

Poland 0.1%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.375	06/01/25	EUR	500	636,380
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	790,438
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	6,140,461

					7,567,279

Portugal 0.6%

CP-Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	20,100	33,421,244

Qatar 0.1%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,137,408
Gtd. Notes, EMTN	4.350	01/29/22	CNH	8,310	1,295,228
Gtd. Notes, EMTN	5.100	05/14/21	CNH	7,360	1,137,504
Gtd. Notes, EMTN	5.200	06/07/21	CNH	10,000	1,547,562
Gtd. Notes, EMTN	5.250	06/21/21	CNH	3,970	615,003
Gtd. Notes, MTN	4.900	02/01/28	AUD	840	727,871

					6,460,576

Russia 0.7%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	2,000	2,230,890
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	2,000	2,492,727
Sr. Unsec’d. Notes	2.750	11/30/21	CHF	1,200	1,331,611
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	9,080	13,338,120
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	2.950	04/15/25	EUR	2,000	2,533,459
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	9,450	10,313,025
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	1,300	1,405,192

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Russia (cont’d.)

Russian Railways Via RZD Capital PLC, (cont’d.)
Sr. Unsec’d. Notes	2.200%	05/23/27	EUR	621	$778,945
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	3,567	6,485,502

					40,909,471

Singapore 0.1%

BOC Aviation USA Corp.,
Gtd. Notes, 144A, MTN	1.625	04/29/24		1,670	1,675,332
Clifford Capital Pte Ltd.,
Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		5,000	5,181,169

					6,856,501

South Africa 0.2%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28		1,350	1,468,380
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		6,300	6,852,442
Sasol Financing International Ltd.,
Gtd. Notes	4.500	11/14/22		800	819,186

					9,140,008

South Korea 0.6%

Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes, Series 14	0.400	08/02/21	JPY	100,000	913,935
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	27,000	3,416,505
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	1,048,032
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	10,459,709
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	6,343,531
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	273,005
Korean Air Lines Co. Ltd.,
Gov’t. Gtd. Notes, Series 1	0.320	02/21/22	JPY	600,000	5,490,475
KT Corp.,
Sr. Unsec’d. Notes, Series 9	0.220	07/19/22	JPY	700,000	6,396,331

					34,341,523

See Notes to Financial Statements.

PGIM Global Total Return Fund      33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Spain 0.7%

Banco Santander SA,
Sr. Unsec’d. Notes	1.849%	03/25/26		15,400	$15,526,379
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,707,499
Sr. Unsec’d. Notes	3.800	02/23/28		2,200	2,389,900
Sub. Notes	2.749	12/03/30		2,400	2,330,686
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	14,025,989
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	696	889,120
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	137	175,003
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		1,495	1,031,765

					38,076,341

Supranational Bank 1.2%

African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	4,000	2,857,894
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	891,449
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,396,361
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,435,518
EUROFIMA,
Sr. Unsec’d. Notes, MTN	4.550	03/30/27	CAD	900	843,278
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,281,549
Unsec’d. Notes, GMTN	1.250	07/10/23	PEN	4,500	1,160,843
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600	01/30/37	CAD	1,528	1,537,142
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	4,200	4,804,982
Sr. Unsec’d. Notes, 144A, MTN	2.047(s)	05/28/37	CAD	20,500	10,611,801
Sr. Unsec’d. Notes, EMTN	2.106(s)	05/28/37	CAD	9,350	4,840,028
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	617,191
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	933,251
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	1,010,748
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	2,024,808
Sr. Unsec’d. Notes, EMTN	1.250	11/12/29	SEK	10,000	1,225,596
Sr. Unsec’d. Notes, EMTN	1.375	05/12/28	SEK	280	34,735
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	553,291
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	709,346
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	7.875	03/14/23	IDR	137,000,000	9,953,644

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

Inter-American Development Bank, (cont’d.)
Sr. Unsec’d. Notes, GMTN	7.500%	12/05/24	MXN	600	$30,861
International Bank for Reconstruction & Development,
Notes, MTN	0.887(s)	03/01/26		1,350	1,260,150
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	5,207,268
Sr. Unsec’d. Notes, EMTN	0.500	03/07/22	AUD	1,145	883,685
Sr. Unsec’d. Notes, EMTN	0.500	03/28/22	AUD	200	154,396
Sr. Unsec’d. Notes, EMTN	0.500	07/29/22	AUD	350	270,379
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	17,700	834,585
Sr. Unsec’d. Notes, MTN	1.600(cc)	10/20/26		18	18,015
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	1,000,794
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	41,300	2,021,608
Nordic Investment Bank,
Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,597,564
North American Development Bank,
Sr. Unsec’d. Notes	2.400	10/26/22		198	202,439

					67,205,199

Switzerland 0.5%

Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	6,280,383
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,445,418
Sr. Unsec’d. Notes, 144A	4.207(ff)	06/12/24		2,850	3,042,749
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	3,300,589
Sr. Unsec’d. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,115,725
Sr. Unsec’d. Notes, EMTN	3.500(ff)	03/08/24	AUD	750	601,853
UBS AG,
Sr. Unsec’d. Notes	1.200	07/30/25	AUD	1,855	1,429,514
UBS Group AG,
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23		990	1,018,797
Sr. Unsec’d. Notes, 144A	3.491	05/23/23		1,100	1,133,997
Sr. Unsec’d. Notes, 144A	4.125	09/24/25		2,500	2,791,623
Sr. Unsec’d. Notes, 144A, MTN	2.095(ff)	02/11/32		5,530	5,275,460

					27,436,108

Tunisia 0.0%

Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	573,476

See Notes to Financial Statements.

PGIM Global Total Return Fund      35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Ukraine 0.0%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	1,100	$1,336,180

United Arab Emirates 0.9%

Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A(a)	4.375	04/23/25		1,070	1,198,102
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	13,800	17,632,079
ADCB Finance Cayman Ltd.,
Gtd. Notes, MTN	3.750	10/25/22	AUD	1,130	904,426
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	2,032,000
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	937	1,197,484
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	5,000	7,822,162
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,878,556
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes	3.050	02/26/30	AUD	100	76,731
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	6,840	5,909,348
Sr. Unsec’d. Notes, MTN	4.850	10/12/27	AUD	4,090	3,557,207
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	06/18/26	EUR	4,000	5,429,701
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	4.500	09/10/21	CNH	8,000	1,241,919

					49,879,715

United Kingdom 3.3%

Barclays PLC,
Sr. Unsec’d. Notes	4.375	01/12/26		800	897,177
Sr. Unsec’d. Notes, EMTN	1.125	07/12/23	CHF	1,200	1,345,037
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,428,837
Sr. Unsec’d. Notes, MTN	4.000	06/26/29	AUD	2,000	1,659,534
Sr. Unsec’d. Notes, MTN	4.327	06/15/23	AUD	1,750	1,442,009
Sr. Unsec’d. Notes, MTN(a)	4.972(ff)	05/16/29		5,520	6,387,736
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	894,954
Sr. Unsec’d. Notes, Series 1	1.232(ff)	09/25/24	JPY	100,000	923,944
Sub. Notes	5.200	05/12/26		3,780	4,294,684
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	21,100	29,226,835
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	9,282,273
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	15,426,018

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes	7.500%	07/08/26	GBP	7,495	$12,503,213
Co-Operative Group Ltd.,
Sr. Unsec’d. Notes	5.125	05/17/24	GBP	3,400	5,042,988
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	154,270
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	6,400	7,838,670
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	5,500	6,414,004
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	3,200	3,919,335
Experian Finance PLC,
Gtd. Notes, 144A	2.750	03/08/30		3,625	3,713,956
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,640,400
Sr. Unsec’d. Notes, EMTN	3.300(ff)	09/28/24		11,320	11,147,099
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.645(ff)	04/18/26		1,255	1,264,923
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,626,221
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	1,870	1,499,873
Sr. Unsec’d. Notes, Series 2	0.842	09/26/23	JPY	700,000	6,464,288
Sr. Unsec’d. Notes, Series 4	0.575(ff)	09/13/24	JPY	100,000	917,606
Ladbrokes Group Finance PLC,
Sr. Sec’d. Notes	5.125	09/08/23	GBP	1,900	2,768,290
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907(ff)	11/07/23		1,850	1,914,716
Sr. Unsec’d. Notes	3.870(ff)	07/09/25		5,695	6,196,792
Sr. Unsec’d. Notes, MTN	4.250	11/22/27	AUD	160	137,352
Sub. Notes	4.582	12/10/25		2,250	2,524,033
Natwest Group PLC,
Sr. Unsec’d. Notes(a)	3.875	09/12/23		1,000	1,073,324
Sr. Unsec’d. Notes	4.269(ff)	03/22/25		5,860	6,390,972
Sr. Unsec’d. Notes	4.892(ff)	05/18/29		800	920,236
Sr. Unsec’d. Notes	5.076(ff)	01/27/30		1,700	1,983,268
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	700	856,717
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,891,528
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	1,700	2,389,642
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,127,617
Tesco Corporate Treasury Services PLC,
Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	973,048

See Notes to Financial Statements.

PGIM Global Total Return Fund      37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000%	04/15/27	GBP	2,800	$4,040,952
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	8,514,864
William Hill PLC,
Gtd. Notes, MTN(a)	4.750	05/01/26	GBP	3,315	5,227,090

					193,286,325

United States 19.5%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29		6,090	6,506,332
Sr. Unsec’d. Notes	4.050	11/21/39		2,975	3,325,892
Sr. Unsec’d. Notes	4.250	11/21/49		2,870	3,260,676
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,530,068
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	897,446
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	901,230
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	737,719
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	5,708,790
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		5,000	5,146,218
Altria Group, Inc.,
Gtd. Notes	3.125	06/15/31	EUR	2,900	3,951,987
Gtd. Notes	3.400	02/04/41		3,135	2,884,078
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		1,379	1,182,183
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,725,648
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,800	4,218,699
Sr. Unsec’d. Notes	5.625	05/20/24		3,050	3,399,840
Amgen, Inc.,
Sr. Unsec’d. Notes	3.125	05/01/25		600	646,547
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23		2,000	2,006,600
Gtd. Notes, 144A	8.375	07/15/26		1,800	2,020,869
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		5,715	5,968,455

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Anthem, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.101%	03/01/28		1,005	$1,134,827
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	581,975
Gtd. Notes, 144A	9.000	11/01/27		629	817,705
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,959,760
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	2,280	1,958,963
Sr. Unsec’d. Notes	4.850	05/25/47	CAD	150	126,502
Sr. Unsec’d. Notes	5.100	11/25/48	CAD	4,575	4,001,267
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		97	92,425
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		1,511	1,394,402
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		5,787	5,344,117
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	3,466,734
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		24,396	25,069,085
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		18,820	19,026,748
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,895,117
Sr. Unsec’d. Notes, EMTN	1.939(s)	05/31/21	EUR	1,100	1,586,223
Sr. Unsec’d. Notes, EMTN	(5.214)(s)	03/31/22	EUR	1,143	1,633,840
Sr. Unsec’d. Notes, EMTN	5.145(cc)	06/27/22	EUR	500	633,617
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31		2,755	2,761,151
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	5,048,473
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	5,448,568
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		1,550	1,725,733
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	2,628,231
Gtd. Notes, 144A	5.250	01/30/30		5,175	5,200,812
Gtd. Notes, 144A	5.250	02/15/31		2,500	2,503,338
Gtd. Notes, 144A	6.125	04/15/25		1,500	1,533,293
Gtd. Notes, 144A	6.250	02/15/29		400	423,107
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,300	1,373,507
Gtd. Notes	6.750	03/15/25		2,075	2,146,994
Gtd. Notes	7.250	10/15/29		1,675	1,868,644
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	14,610,384
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	917,398
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	2,762,255

See Notes to Financial Statements.

PGIM Global Total Return Fund      39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805%	05/01/50		4,030	$5,171,380
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A	7.125	10/02/25		4,800	5,160,945
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.200	06/15/26		1,670	1,830,483
Sr. Unsec’d. Notes(a)(h)	3.400	07/26/29		3,790	4,180,384
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		2,000	2,159,771
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	3,153,973
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		2,626	2,845,821
Gtd. Notes, 144A	3.500	02/15/41		3,765	3,632,861
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	6,858,493
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,828,768
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250	10/15/25		2,500	2,521,651
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/22		33	32,951
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,732,465
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	2,146,119
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		5,000	5,081,372
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	1.150	04/21/23	JPY	200,000	1,852,938
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		7,500	7,500,995
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		675	732,281
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,031,954
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		2,275	2,268,190
CF Industries, Inc.,
Gtd. Notes	3.450	06/01/23		600	625,331
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	7,326,423
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	3,588,986
Sr. Sec’d. Notes	3.700	04/01/51		595	561,713
Sr. Sec’d. Notes	4.800	03/01/50		5,250	5,769,619
Sr. Sec’d. Notes	6.384	10/23/35		2,357	3,070,454

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500%	02/01/26		650	$686,283
Gtd. Notes, 144A	5.875	02/01/29		600	646,350
Cigna Corp.,
Gtd. Notes	3.050	11/30/22		3,000	3,113,906
Sr. Unsec’d. Notes	2.400	03/15/30		2,665	2,666,289
CitiFinancial Credit Co.,
Sr. Unsec’d. Notes	7.875	02/01/25		662	809,476
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.000(cc)	06/12/24		8,398	9,151,357
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	845,810
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	19,345,079
Sr. Unsec’d. Notes	1.122(ff)	01/28/27		15,750	15,490,519
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	6,594,298
Sr. Unsec’d. Notes	2.750	04/25/22		600	613,281
Sr. Unsec’d. Notes	2.800	06/25/27	JPY	770,000	7,771,042
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		12,950	13,887,437
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	13,194
Sr. Unsec’d. Notes, GMTN	0.620	09/21/27	JPY	100,000	919,817
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	27,000	3,538,583
Sr. Unsec’d. Notes, GMTN	2.600	12/07/22	HKD	5,000	663,814
Sr. Unsec’d. Notes, Series 18BR	2.360	09/16/25	JPY	300,000	2,952,841
Sub. Notes	4.400	06/10/25		3,000	3,354,299
Comcast Corp.,
Gtd. Notes	3.150	02/15/28		2,000	2,167,910
Corning, Inc.,
Sr. Unsec’d. Notes	0.698	08/09/24	JPY	100,000	900,008
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28		1,227	1,396,311
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	6.500	06/01/26		1,625	1,684,886
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		2,625	2,793,804
Danaher Corp.,
Sr. Unsec’d. Notes	2.100	09/30/26	EUR	600	795,638
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	6.821	02/10/24		101	106,245
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	4,200	5,073,498
Gtd. Notes(a)	0.450	03/18/28	EUR	2,200	2,656,897

See Notes to Financial Statements.

PGIM Global Total Return Fund      41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Diamond BC BV,
Gtd. Notes	5.625%	08/15/25	EUR	14,054	$17,277,750
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,740	2,019,699
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31		2,965	2,993,401
Gtd. Notes	3.500	12/01/29		3,250	3,405,591
Gtd. Notes	4.400	03/24/51		955	1,001,956
Discovery Communications LLC,
Gtd. Notes	3.450	03/15/25		2,500	2,687,853
Gtd. Notes	5.300	05/15/49		2,480	2,967,744
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		3,000	3,458,368
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		720	794,501
Sr. Unsec’d. Notes	9.400	05/15/39		152	259,849
Eastman Chemical Co.,
Sr. Unsec’d. Notes	4.500	12/01/28		600	691,604
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	13,998	17,278,686
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,933,700
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	2,388,954
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29		1,580	1,674,027
Gtd. Notes	3.700	01/31/51		210	210,233
Gtd. Notes	3.950	01/31/60		220	221,347
ERAC USA Finance LLC,
Gtd. Notes, 144A	7.000	10/15/37		190	279,162
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25		1,959	2,035,033
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	2,300	2,857,608
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	7,600	9,702,701
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	5,051,888
Sr. Unsec’d. Notes	5.291	12/08/46		3,000	3,174,362
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		1,000	979,878
Sr. Unsec’d. Notes	4.134	08/04/25		200	210,853
Sr. Unsec’d. Notes	4.687	06/09/25		2,015	2,166,085

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.683%	12/03/24	AUD	500	$398,129
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,519,949
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,572,552
Sr. Unsec’d. Notes	5.400	04/01/48		4,600	5,551,071
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	370,911
Gtd. Notes	3.850	01/05/28		2,900	3,146,418
Gtd. Notes	3.950	04/13/24		250	270,228
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,069,501
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,328,671
Sr. Unsec’d. Notes(a)	2.615(ff)	04/22/32		9,660	9,703,426
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,625,948
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	181,735
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	237,476
Sr. Unsec’d. Notes, EMTN	0.000(cc)	06/30/25	EUR	2,227	2,597,088
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	3,216	3,807,850
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	922,241
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,845,206
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	93,456
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22		1,500	1,537,657
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24		9,338	10,148,508
Sr. Unsec’d. Notes, EMTN	4.000(ff)	11/30/24		40	39,741
Sub. Notes	4.750	10/12/21	EUR	3,000	3,682,040
Goldman Sachs International,
Gtd. Notes, EMTN	1.750	05/29/24	EUR	3,685	4,626,826
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24		6,000	6,000,000
HCA, Inc.,
Gtd. Notes	5.625	09/01/28		1,200	1,399,420
Sr. Sec’d. Notes	5.250	04/15/25		3,000	3,448,459
Sr. Sec’d. Notes	5.250	06/15/49		1,500	1,847,246
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.000	03/10/24	EUR	6,700	8,097,830
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	3,668,737
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24		5,000	5,337,122

See Notes to Financial Statements.

PGIM Global Total Return Fund      43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035% (Cap N/A, Floor 0.000%)	0.228%(c)	09/15/30		428	$423,694
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	5,504,997
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	3.000	06/20/22		2,000	2,050,990
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		5,450	5,615,816
International Paper Co.,
Sr. Unsec’d. Notes	7.300	11/15/39		75	113,464
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,800	2,186,012
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		655	690,844
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28		2,741	3,022,137
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		1,150	1,294,479
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		100	110,225
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32		9,275	9,155,047
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes	4.626	01/15/42		3,984	4,683,176
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	24,221,196
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21(oo)		219	219,936
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%	3.522(c)	07/01/21(oo)		1,000	999,901
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.976(c)	08/01/21(oo)		1,410	1,415,576
Sr. Unsec’d. Notes	1.953(ff)	02/04/32		13,490	12,833,163
Sr. Unsec’d. Notes	2.525(ff)	11/19/41		6,200	5,656,294
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		7,590	7,622,408
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	3,490,149
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,749,801
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	15,390	4,835,831
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,957,780
Gtd. Notes	7.500	09/15/22		1,000	1,084,704

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Kinder Morgan Energy Partners LP,
Gtd. Notes	4.150%	02/01/24		2,000	$2,166,875
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		1,850	1,951,024
Gtd. Notes	4.875	10/01/49		15	17,212
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	4,305,892
Sr. Sec’d. Notes, 144A	3.875	11/15/29		11,150	11,828,189
Liberty Mutual Group, Inc.,
Gtd. Notes(a)	2.750	05/04/26	EUR	1,000	1,348,459
Gtd. Notes, 144A	3.951	10/15/50		90	94,834
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	2,999,297
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49		960	1,050,038
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		875	1,007,700
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	9,065,450
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34		420	467,926
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	1.979	03/21/30	EUR	4,700	6,297,020
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.450	09/08/26	AUD	1,220	1,025,564
Sr. Unsec’d. Notes, MTN	3.800	03/08/29	AUD	5,090	4,318,892
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	6,200	7,455,908
Gtd. Notes	1.500	07/02/39	EUR	500	618,207
Gtd. Notes(a)	1.625	03/07/31	EUR	2,500	3,302,340
Gtd. Notes	1.750	07/02/49	EUR	2,100	2,616,495
Gtd. Notes	2.250	03/07/39	EUR	1,910	2,659,873
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	5,520,356
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN	4.000	07/13/27	AUD	300	257,959
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	1,175	1,342,299
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.794(c)	07/15/21(oo)		1,415	1,420,806
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	16,200	19,491,924
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		9,615	9,656,512

See Notes to Financial Statements.

PGIM Global Total Return Fund      45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes	3.217%(ff)	04/22/42		2,480	$2,514,482
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	5,000	6,109,845
Sr. Unsec’d. Notes, EMTN	3.240	12/14/22	EUR	2,200	2,762,372
Sr. Unsec’d. Notes, EMTN	7.500(cc)	04/02/32		14,500	11,760,381
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	900	1,143,506
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		9,080	8,612,307
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		1,665	1,917,030
MPLX LP,
Sr. Unsec’d. Notes(a)	4.000	03/15/28		515	569,555
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	2,228,182
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.325	03/24/25	EUR	1,700	2,215,538
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		2,490	2,517,709
Gtd. Notes, 144A	6.000	01/15/27		735	767,977
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		1,300	1,448,104
Newmont Corp.,
Gtd. Notes	2.250	10/01/30		1,995	1,956,498
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	256,250
Sr. Unsec’d. Notes	4.050	08/15/52		165	184,085
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,987,194
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36		35	39,848
ONEOK Partners LP,
Gtd. Notes	4.900	03/15/25		2,000	2,237,446
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30		7,350	7,462,912
Gtd. Notes	4.450	09/01/49		2,000	2,076,152
Organon Finance 1 LLC,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		1,575	1,615,418
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		2,100	2,178,787
Ovintiv Exploration, Inc.,
Gtd. Notes	5.625	07/01/24		7,200	8,022,310
Phillips 66 Partners LP,
Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	2,150,929
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		4,550	4,597,664

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550%	12/15/29		2,055	$2,085,499
Sr. Unsec’d. Notes	4.900	02/15/45		2,350	2,333,988
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		3,000	2,988,736
Prologis Yen Finance LLC,
Gtd. Notes	0.972	09/25/28	JPY	700,000	6,482,407
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	13,661,020
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,814,060
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		4,805	5,273,674
Gtd. Notes, 144A	8.250	01/15/29		450	488,220
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.625	06/01/25		9,000	10,187,333
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		4,525	4,662,992
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		1,955	2,144,232
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A	5.000	10/15/25		5,833	6,023,831
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,590,911
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26		2,470	2,683,510
Silgan Holdings, Inc.,
Gtd. Notes	2.250	06/01/28	EUR	7,711	9,310,597
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846	08/15/33		9	9,427
Spectrum Brands, Inc.,
Gtd. Notes, 144A	4.000	10/01/26	EUR	675	831,046
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		1,985	2,941,703
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		2,000	2,310,682
Gtd. Notes	7.625	02/15/25		300	357,041
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		3,175	3,183,581
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	2,300	3,257,157
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,604,426

See Notes to Financial Statements.

PGIM Global Total Return Fund      47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	12/31/30		1,700	$1,706,195
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,173,138
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	6.625	07/15/27		2,330	2,525,171
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		375	412,420
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		3,225	3,396,139
Sec’d. Notes, 144A	6.250	02/01/27		800	838,802
Sr. Sec’d. Notes, 144A	5.125	11/01/27		2,905	3,053,307
Sr. Unsec’d. Notes	6.750	06/15/23		1,025	1,119,101
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.703(c)	09/30/24		15,020	15,007,286
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	4,500	5,455,183
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	665,581
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes	8.375	07/15/33		2,065	3,064,026
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		2,500	2,784,838
Sr. Sec’d. Notes, 144A	4.500	04/15/50		3,110	3,508,101
Tote Shipholdings, Inc.,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		102	104,913
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25		3,158	3,459,629
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24		1,252	1,276,857
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	6.636	01/02/24		48	49,585
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,890,733
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	986,687
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		840	845,866
Gtd. Notes	4.875	01/15/28		3,115	3,296,934
Gtd. Notes	5.250	01/15/30		2,340	2,558,356
Gtd. Notes	5.500	05/15/27		500	532,977
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		7,000	7,540,690

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	06/01/27		3,335	$3,614,994
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,789,357
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		480	483,454
Gtd. Notes	2.850	12/15/32		8,375	8,631,999
Gtd. Notes	3.100	12/15/29		10,635	11,201,635
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	5,000	6,360,076
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	2,028,449
Sr. Unsec’d. Notes	2.550	03/21/31		5,370	5,388,971
Sr. Unsec’d. Notes	4.050	03/22/51	CAD	3,200	2,616,602
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,208,426
Sr. Unsec’d. Notes, MTN	4.050	02/17/25	AUD	4,950	4,217,855
Sr. Unsec’d. Notes, MTN	4.500	08/17/27	AUD	730	641,665
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	5.850	09/01/43		5,680	7,289,245
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		4,410	4,496,613
Gtd. Notes, 144A	4.000	06/22/50		4,425	4,403,861
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,646,272
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	14,837,634
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	3,579,022
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,232,724
Welltower, Inc.,
Sr. Unsec’d. Notes	2.800	06/01/31		10,300	10,452,375
Sr. Unsec’d. Notes	3.100	01/15/30		5,600	5,854,020
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	2,202,805
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,661,260
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	11,778,298
Xerox Corp.,
Sr. Unsec’d. Notes	4.375	03/15/23		460	481,252

					1,126,932,544

TOTAL CORPORATE BONDS (cost $2,163,553,475)					2,233,945,444

See Notes to Financial Statements.

PGIM Global Total Return Fund      49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.1%

Bermuda 0.9%

Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706%(c)	04/25/28	545	$545,092
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	08/25/28	163	162,643
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	10/25/28	518	519,800
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	04/25/29	532	532,158
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.206(c)	07/25/29	807	807,761
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.706(c)	07/25/29	2,400	2,402,942
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	10/25/29	1,240	1,239,863
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/25/29	4,500	4,499,999
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.760(c)	03/25/31	6,040	6,054,882
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.960(c)	03/25/31	1,750	1,774,075
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.906(c)	04/25/29	620	620,014
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	10/25/30	4,667	4,668,187
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.106(c)	10/25/30	3,180	3,207,328
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.606(c)	10/25/30	2,240	2,262,045
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.165(c)	10/25/33	2,710	2,726,852
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.715(c)	10/25/33	4,200	4,244,354
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.756(c)	05/25/29	378	377,943

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bermuda (cont’d.)

Home Re Ltd., (cont’d.)
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656%(c)	07/25/33		9,211	$9,042,730
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656(c)	07/25/28		186	185,957
Oaktown Re III Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	07/25/29		30	30,255
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.660(c)	10/25/33		2,640	2,653,768
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.060(c)	10/25/33		1,865	1,880,653
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.506(c)	03/25/28		59	58,890
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.056(c)	02/25/30		600	597,443
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	02/25/30		1,800	1,777,061

					52,872,695

Ireland 0.2%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR	10,585	12,630,525

United Kingdom 0.3%

Finsbury Square PLC,
Series 2020-02A, Class A, 144A, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)	1.349(c)	06/16/70	GBP	2,023	2,825,163
Jupiter Mortgage PLC,
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	07/20/60	GBP	4,200	5,805,021

See Notes to Financial Statements.

PGIM Global Total Return Fund      51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United Kingdom (cont’d.)

Paragon Mortgages PLC,
Series 12X, Class B1B	0.000%(cc)	11/15/38	EUR	1,090	$1,282,219
Residential Mortgage Securities PLC,
Series 32A, Class A, 144A, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)	1.299(c)	06/20/70	GBP	5,857	8,178,281

					18,090,684

United States 2.7%

APS Resecuritization Trust,
Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.265(c)	07/27/57		1,012	1,001,736
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.705(c)	09/26/45		128	129,873
BVRT Financing Trust,
Series 2019-01, Class F, 144A^	2.261(cc)	09/15/21		7,645	7,618,029
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.861(c)	08/29/22		19,825	19,805,434
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.206(c)	06/25/39		1,257	1,261,294
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.206(c)	10/25/39		740	744,047
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.156(c)	01/25/40		1,515	1,525,179
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59		2,767	2,804,360
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	10/25/30		439	443,576
Fannie Mae REMICS,
Series 2012-107, Class GI, IO	3.500	09/25/27		4,215	278,793
FHLMC REMICS,
Series 4166, Class IO, IO	3.500	02/15/43		6,655	1,119,142
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.010(c)	11/25/50		595	618,833
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.610(c)	11/25/50		2,875	2,930,001

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956%(c)	02/25/50	4,060	$4,098,187
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.206(c)	06/25/50	750	782,734
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	06/25/50	1,881	1,900,181
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.206(c)	03/25/50	320	326,931
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.356(c)	09/25/50	1,310	1,380,490
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.256(c)	09/25/50	940	950,584
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.660(c)	01/25/51	1,835	1,798,250
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.810(c)	01/25/51	12,595	12,591,117
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.010(c)	08/25/33	12,300	12,069,127
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.260(c)	08/25/33	17,900	18,034,658
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	01/25/49	417	425,378
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	6,952	7,020,295
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	962	982,296
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.715(c)	12/11/21	11,820	11,823,818
Series 2021-EBO03, Class A1X, 144A^	0.000(cc)	03/31/23	8,970	8,970,000
Series 2021-EBO03, Class A2, 144A^	0.000(cc)	03/31/23	9,560	9,560,000

See Notes to Financial Statements.

PGIM Global Total Return Fund      53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856%(c)	01/25/48		1,109	$1,112,430
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22		17,749	17,841,947

					151,948,720

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $233,860,359)					235,542,624

SOVEREIGN BONDS 32.4%

Albania 0.0%

Albania Government International Bond,
Sr. Unsec’d. Notes	3.500	10/09/25	EUR	1,000	1,273,850
Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,273,850

					2,547,700

Argentina 0.0%

Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	1,168,411
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	952,628	1,472,212
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	55,495	85,687

					2,726,310

Australia 0.0%

Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes, MTN	2.250	11/20/41	AUD	2,000	1,393,488

Austria 0.3%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	14,276	13,297,125
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,123	2,240,487

					15,537,612

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Belgium 0.0%

Kingdom of Belgium Government International Bond,
Notes, 144A	8.875%	12/01/24		750	$959,237
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	650	1,275,867

					2,235,104

Brazil 1.1%

Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		19,218	20,012,519
Gov’t. Gtd. Notes, 144A	5.477	07/24/23		2,128	2,216,298
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		34,887	37,791,886
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		494	534,598
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	5,751
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		200	246,745

					60,807,797

Bulgaria 0.3%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	0.375	09/23/30	EUR	3,167	3,750,413
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	12,550,794

					16,301,207

Canada 0.4%

Canadian Government Bond,
Bonds(k)	4.000	06/01/41	CAD	650	710,142
City of Ottawa Ontario,
Unsec’d. Notes	5.050	08/13/30	CAD	2,538	2,560,860
City of Quebec,
Unsec’d. Notes	2.250	11/28/29	CAD	2,500	2,048,527
Unsec’d. Notes	2.650	12/20/27	CAD	1,000	851,829
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,783,404
Unsec’d. Notes	2.650	11/09/29	CAD	775	663,222
Unsec’d. Notes	3.250	06/24/46	CAD	1,000	840,938
City of Vancouver,
Notes	2.700	12/15/26	CAD	2,000	1,740,780
Province of Alberta Coupon Strips,
Bonds	1.031(s)	06/01/26	CAD	500	377,439

See Notes to Financial Statements.

PGIM Global Total Return Fund      55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Canada (cont’d.)

Province of Alberta Coupon Strips, (cont’d.)
Bonds	1.101%(s)	12/01/26	CAD	550	$408,966
Bonds	1.187(s)	06/01/27	CAD	650	476,755
Province of British Columbia,
Unsec’d. Notes	7.875	11/30/23	CAD	2,185	2,082,910
Province of Nova Scotia,
Unsec’d. Notes	3.150	12/01/51	CAD	2,000	1,713,864
Province of Quebec,
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		500	614,019
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		430	542,564
Province of Quebec Residual Strips,
Bonds	2.283(s)	04/01/35	CAD	10,000	5,545,527
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	3,000	2,643,578

					25,605,324

Chile 0.1%

Chile Government International Bond,
Sr. Unsec’d. Notes	0.830	07/02/31	EUR	1,000	1,225,114
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,444,313
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	310,896

					3,980,323

China 1.2%

China Government Bond,
Bonds	3.270	11/19/30	CNH	20,000	3,118,481
Bonds, Series 1906	3.290	05/23/29	CNH	10,000	1,555,719
Bonds, Series INBK	2.850	06/04/27	CNH	6,000	913,903
Sr. Unsec’d. Notes	3.160	06/27/23	CNH	5,000	781,265
Sr. Unsec’d. Notes	3.300	07/04/23	CNH	2,000	313,436
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	635,405
Sr. Unsec’d. Notes	3.380	11/21/24	CNH	500	79,207
Sr. Unsec’d. Notes	3.390	05/21/25	CNH	2,500	397,043
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	321,632
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	10,500	1,705,439
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	3,022,739
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	6,000	1,012,435
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	10,000	1,712,231
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	53,000	9,045,434
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	21,000	3,685,478
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	7,137,108

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

China (cont’d.)

China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.290%	05/22/29	CNH	10,500	$1,791,290
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	43,000	7,848,616
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	5,000	892,116
Unsec’d. Notes, Series INBK	3.810	09/14/50	CNH	30,000	4,744,223
China Government International Bond,
Sr. Unsec’d. Notes	0.500	11/12/31	EUR	1,800	2,167,503
Sr. Unsec’d. Notes	1.000	11/12/39	EUR	3,500	4,167,579
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	657,279
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	20,000	3,237,628
Unsec’d. Notes, Series 1910	3.860	05/20/29	CNH	10,000	1,577,268
Unsec’d. Notes, Series 2010	3.230	03/23/30	CNH	30,000	4,509,176

					67,029,633

Colombia 1.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,400	1,369,953
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,065,891
Sr. Unsec’d. Notes	8.375	02/15/27		2,745	3,311,864
Sr. Unsec’d. Notes(a)	9.850	06/28/27	COP	15,013,000	4,932,497
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	2,156,684
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	64,872,948

					77,709,837

Croatia 0.3%

Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	246,535
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	3,000	4,177,245
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	6,228,406
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,095,266
Unsec’d. Notes	1.500	06/17/31	EUR	5,600	7,029,236

					18,776,688

Cyprus 1.1%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN(a)	1.250	01/21/40	EUR	7,550	9,334,751
Sr. Unsec’d. Notes, EMTN(a)	2.250	04/16/50	EUR	2,000	2,942,520
Sr. Unsec’d. Notes, EMTN(a)	2.375	09/25/28	EUR	4,700	6,541,531
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	15,187,087

See Notes to Financial Statements.

PGIM Global Total Return Fund      57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Cyprus (cont’d.)

Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	05/03/49	EUR	3,000	$4,844,308
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	16,514	23,686,109

					62,536,306

Denmark 0.1%

Denmark Government Bond,
Bonds(k)	1.750	11/15/25	DKK	3,520	625,742
Bonds(k)	4.500	11/15/39	DKK	1,800	511,514
Bonds, Series 10 Year, 144A(k)	0.500	11/15/29	DKK	4,300	729,448
Bonds, Series 10 Year(k)	0.500	11/15/27	DKK	12,110	2,054,357
Bonds, Series 30 Year, 144A(k)	0.250	11/15/52	DKK	5,000	746,862

					4,667,923

Dominican Republic 0.0%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		1,306	1,405,220

Egypt 0.1%

Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,918,211
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	873,276

					2,791,487

Finland 0.1%

Finland Government International Bond,
Sr. Unsec’d. Notes	6.950	02/15/26		600	757,517
Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	0.500	12/21/21	NZD	3,000	2,139,607
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,830,051

					4,727,175

France 0.5%

Agence France Locale,
Gtd. Notes, EMTN	1.125	06/20/28	EUR	1,500	1,939,924
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	27,605,813

					29,545,737

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece 2.7%

Hellenic Republic Government Bond,
Bonds(a)	3.900%	01/30/33	EUR	2,710	$4,273,025
Bonds(a)	4.000	01/30/37	EUR	1,260	2,071,287
Bonds(a)	4.200	01/30/42	EUR	2,380	4,189,930
Bonds	4.300	02/24/23	EUR	8,538	11,040,163
Bonds	4.300	02/24/24	EUR	6,745	9,046,750
Bonds	4.300	02/24/25	EUR	6,083	8,402,513
Bonds	4.300	02/24/26	EUR	4,109	5,836,755
Bonds	4.300	02/24/27	EUR	8,055	11,683,201
Bonds	4.300	02/24/28	EUR	2,515	3,711,782
Bonds	4.300	02/24/29	EUR	3,905	5,830,920
Bonds	4.300	02/24/30	EUR	2,199	3,327,408
Bonds	4.300	02/24/31	EUR	4,848	7,464,758
Bonds	4.300	02/24/32	EUR	2,887	4,508,895
Bonds	4.300	02/24/33	EUR	1,722	2,717,697
Bonds	4.300	02/24/34	EUR	2,299	3,662,444
Bonds	4.300	02/24/35	EUR	4,887	7,828,799
Bonds	4.300	02/24/36	EUR	1,792	2,893,071
Bonds	4.300	02/24/37	EUR	3,229	5,260,628
Bonds	4.300	02/24/38	EUR	1,927	3,171,318
Bonds	4.300	02/24/39	EUR	2,078	3,463,540
Bonds	4.300	02/24/40	EUR	2,312	3,864,890
Bonds	4.300	02/24/41	EUR	2,055	3,477,940
Bonds	4.300	02/24/42	EUR	4,397	7,537,176
Bonds, 144A	1.500	06/18/30	EUR	4,000	5,076,108
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	9,311	15,863,677
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	8,379,114

					154,583,789

Guernsey 0.2%

States of Guernsey Bond,
Sr. Unsec’d. Notes	3.375	12/12/46	GBP	5,683	10,153,157

Hong Kong 0.0%

Airport Authority,
Sr. Unsec’d. Notes, EMTN	1.950	11/20/30	HKD	3,000	379,497
Hong Kong Sukuk 2017 Ltd.,
Sr. Unsec’d. Notes	3.132	02/28/27		1,500	1,650,798

					2,030,295

See Notes to Financial Statements.

PGIM Global Total Return Fund      59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary 0.5%

Hungary Government International Bond,
Sr. Unsec’d. Notes	1.250%	10/22/25	EUR	2,000	$2,540,336
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	3,900	5,004,712
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	32,500	5,046,045
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,283,994
Sr. Unsec’d. Notes	5.750	11/22/23		4,050	4,578,360
Sr. Unsec’d. Notes, Series 2	1.290	09/18/30	JPY	700,000	6,387,873
Sr. Unsec’d. Notes, Series 8	0.740	09/18/25	JPY	100,000	915,994

					29,757,314

Iceland 0.1%

Iceland Government International Bond,
Sr. Unsec’d. Notes	0.100	06/20/24	EUR	2,634	3,182,583
Sr. Unsec’d. Notes	5.875	05/11/22		2,560	2,678,165
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	607,542

					6,468,290

India 0.4%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN(a)	2.250	01/13/31		4,400	4,030,083
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		2,910	2,906,039
Sr. Unsec’d. Notes, Series 3	0.590	09/05/22	JPY	1,700,000	15,508,361

					22,444,483

Indonesia 1.6%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	7,700	9,355,059
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	3,415	4,010,338
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	11,656,306
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	3,400	4,256,647
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	3,278,028
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	12,505	16,829,920
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	5,195	6,618,794
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	5,700	7,204,598
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	20,000,871
Sr. Unsec’d. Notes, Series 05	0.920	05/31/23	JPY	100,000	923,431
Sr. Unsec’d. Notes, Series 09	0.830	05/22/24	JPY	200,000	1,846,593
Sr. Unsec’d. Notes, Series 14	1.130	07/07/23	JPY	400,000	3,715,082

					89,695,667

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Isle of Man 0.4%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375%	08/14/34	GBP	7,881	$15,598,407
Unsec’d. Notes	5.625	03/29/30	GBP	4,978	9,229,582

					24,827,989

Israel 0.2%

Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		5,000	5,272,041
Sr. Unsec’d. Notes	4.500	04/03/2120		1,240	1,521,444
Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,360	7,262,495

					14,055,980

Italy 4.5%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	564	683,595
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	2,100	2,949,493
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	15,640	23,862,631
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	5,450	7,423,373
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	5,797,571
Sr. Unsec’d. Notes	3.486(s)	03/27/23		775	765,697
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		500	520,966
Sr. Unsec’d. Notes	2.875	10/17/29		2,900	2,953,294
Sr. Unsec’d. Notes	4.000	10/17/49		500	514,327
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	988	1,217,671
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	12,002,234
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	3,868	6,756,052
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	16,509	30,704,406
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,000	3,983,536
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	67,242	119,708,458
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	15,045	21,029,923
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		11,108	13,604,508
Sr. Unsec’d. Notes, Series 67, EMTN	0.000(cc)	05/11/26	EUR	3,000	3,590,466

					258,068,201

See Notes to Financial Statements.

PGIM Global Total Return Fund      61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Japan 0.5%

Agriculture Forestry & Fisheries Finance Corp.,
Sr. Sec’d. Notes, Series 12	2.240%	03/19/27	JPY	100,000	$1,030,726
Honshu-Shikoku Bridge,
Sr. Sec’d. Notes, Series 5	2.230	12/20/24	JPY	200,000	1,971,429
Japan Government Ten Year Bond,
Bonds, Series 360(k)	0.100	09/20/30	JPY	100,000	917,977
Japan Government Thirty Year Bond,
Bonds, Series 66(k)	0.400	03/20/50	JPY	450,000	3,857,848
Bonds, Series 69(k)	0.700	12/20/50	JPY	400,000	3,705,411
Japan Government Twenty Year Bond,
Bonds, Series 149(k)	1.500	06/20/34	JPY	50,000	533,444
Bonds, Series 150(k)	1.400	09/20/34	JPY	145,000	1,530,909
Bonds, Series 157(k)	0.200	06/20/36	JPY	224,100	2,023,050
Bonds, Series 159(k)	0.600	12/20/36	JPY	665,000	6,357,127
Bonds, Series 165(k)	0.500	06/20/38	JPY	407,000	3,807,348
Bonds, Series 171(k)	0.300	12/20/39	JPY	300,000	2,683,435
Japan Housing Finance Agency,
Sr. Sec’d. Notes, Series 102	1.441	03/19/27	JPY	100,000	987,124
Japanese Government CPI Linked Bond,
Bonds, Series 22	0.100	03/10/27	JPY	220,319	2,042,136

					31,447,964

Jersey 0.0%

Jersey International Bond,
Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	1,653,083

Kazakhstan 0.4%

Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	2,000	2,403,236
Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	3,200	3,889,059
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	10,815	14,545,552

					20,837,847

Lithuania 0.0%

Lithuania Government Bond,
Bonds, Series 7 Year	0.600	06/29/23	EUR	200	245,110

Macedonia 0.1%

North Macedonia Government International Bond,
Sr. Unsec’d. Notes	3.975	07/24/21	EUR	3,000	3,634,116

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Macedonia (cont’d.)

North Macedonia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.625%	07/26/23	EUR	1,000	$1,319,251
Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	605,686

					5,559,053

Malaysia 0.0%

1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes	4.400	03/09/23		2,000	2,014,768

Mexico 1.3%

Mexican Bonos,
Sr. Unsec’d. Notes, Series M	8.000	12/07/23	MXN	10,000	527,316
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	1.125	01/17/30	EUR	10,100	11,695,331
Sr. Unsec’d. Notes	1.350	09/18/27	EUR	500	617,738
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	5,420,378
Sr. Unsec’d. Notes	1.625	04/08/26	EUR	200	253,142
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	6,125,486
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,196,389
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	996,742
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	502,673
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	8,870	11,130,838
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	13,006	20,793,067
Sr. Unsec’d. Notes, Series 25	0.600	04/20/23	JPY	700,000	6,409,781
Sr. Unsec’d. Notes, Series 26	0.850	04/18/25	JPY	500,000	4,580,210
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	2,541,920
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,205,755

					73,996,766

Montenegro 0.0%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	889,256

New Zealand 0.1%

Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	806,618
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,678,901
New Zealand Government Bond,
Bonds	1.750	05/15/41	NZD	2,000	1,260,988

See Notes to Financial Statements.

PGIM Global Total Return Fund      63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

New Zealand (cont’d.)

New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000%	04/15/37	NZD	2,100	$1,353,434
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	2,900	2,303,269

					7,403,210

Norway 0.1%

City of Oslo,
Sr. Unsec’d. Notes	1.500	11/27/30	NOK	3,000	342,295
Sr. Unsec’d. Notes	2.300	12/01/27	NOK	3,000	371,543
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,150,898
Norway Government Bond,
Sr. Unsec’d. Notes, Series 481, 144A	1.750	09/06/29	NOK	10,000	1,237,900

					3,102,636

Panama 0.4%

Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	436,198
Sr. Unsec’d. Notes	8.125	04/28/34		10,608	15,041,971
Sr. Unsec’d. Notes	9.375	01/16/23		3,803	4,335,494
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,177,686

					20,991,349

Peru 1.2%

Peru Government Bond,
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	22,000	5,143,329
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,378,266
Sr. Unsec’d. Notes	2.392	01/23/26		690	709,753
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	36,018	47,411,693
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	13,436,193
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	9,000	2,671,220

					70,750,454

Philippines 1.2%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.000	02/03/23	EUR	2,000	2,398,878
Sr. Unsec’d. Notes	0.250	04/28/25	EUR	690	831,788
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	6,419,227

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines (cont’d.)

Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.200%	04/28/33	EUR	1,150	$1,370,983
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	1,278,785
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	7,000	8,542,792
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	1,100,000	10,216,599
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	15,181,187
Unsec’d. Notes	3.580	05/20/22	CNH	165,000	25,560,013

					71,800,252

Portugal 1.6%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.603	07/21/26	EUR	1,000	1,217,904
Metropolitano de Lisboa EPE,
Gov’t. Gtd. Notes	4.799	12/07/27	EUR	5,800	9,062,670
Gov’t. Gtd. Notes	7.300	12/23/25	EUR	300	480,455
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	70,800	11,008,363
Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		10,791	12,330,019
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	24,295	46,815,812
Regiao Autonoma Madeira,
Gov’t. Gtd. Notes	0.943	05/29/32	EUR	8,750	10,572,271

					91,487,494

Qatar 0.2%

Qatar Government International Bond,
Sr. Unsec’d. Notes	3.400	04/16/25		500	544,527
Sr. Unsec’d. Notes	3.750	04/16/30		2,000	2,242,094
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		4,410	4,802,732
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,335,294

					9,924,647

Romania 0.5%

Romania Government Bond,
Bonds, Series 15 Year	3.650	09/24/31	RON	2,000	503,743
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	5,319,881
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,305,070
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	2,779,809
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,363,051

See Notes to Financial Statements.

PGIM Global Total Return Fund      65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	1,000	$1,394,610
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	4,177,198
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		1,000	1,084,165
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	4,436,427
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,464,641
Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,464,682
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	932,045

					27,225,322

Russia 0.7%

Russian Federal Bond - OFZ,
Bonds, Series 6224	6.900	05/23/29	RUB	61,000	812,700
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	2,000	2,368,037
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	22,900	30,071,754
Sr. Unsec’d. Notes	4.500	04/04/22		400	413,009
Sr. Unsec’d. Notes	5.100	03/28/35		6,000	7,066,184

					40,731,684

Saudi Arabia 0.4%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	6,211	7,852,269
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	5,945	7,515,978
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,468,487
Sr. Unsec’d. Notes, 144A, MTN	2.900	10/22/25		4,000	4,250,917
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,250,270
Sr. Unsec’d. Notes, EMTN	0.625	03/03/30	EUR	100	120,488
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,352,034

					25,810,443

Serbia 0.8%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,000	1,191,976
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	20,595	27,238,615
Sr. Unsec’d. Notes	7.250	09/28/21		4,646	4,765,210
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		13,215	12,175,629
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	205,132

					45,576,562

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Singapore 0.0%

Housing & Development Board,
Sr. Unsec’d. Notes, MTN	2.320%	01/24/28	SGD	500	$394,724

Slovenia 0.2%

Slovenia Government International Bond,
Sr. Unsec’d. Notes	5.250	02/18/24		7,922	8,946,744

South Africa 0.2%

Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	10,000	593,248
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	9,000	708,408
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	1,800	102,965
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	5,415	7,090,956
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	928,319

					9,423,896

South Korea 0.1%

Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	501,038
Sr. Unsec’d. Notes, EMTN	3.130	04/26/23	HKD	4,000	540,060
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	791,592
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	724,872
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,444,169
Sr. Unsec’d. Notes, GMTN	2.600	11/08/23	AUD	888	712,915
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,441,346

					6,155,992

Spain 2.5%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	430	703,508
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	734,521
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,599,919
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	5,458,753
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	100	198,335
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,586,771

See Notes to Financial Statements.

PGIM Global Total Return Fund      67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Instituto de Credito Oficial, (cont’d.)
Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	32,000	$3,828,233
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	8,120	13,405,278
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	600	647,367
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	3,042,431
Sr. Unsec’d. Notes, 144A	1.250	10/31/30	EUR	4,000	5,184,507
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	6,410	8,412,969
Sr. Unsec’d. Notes, 144A(k)	1.400	07/30/28	EUR	895	1,176,115
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	21,225	29,053,177
Sr. Unsec’d. Notes, 144A(k)	1.950	07/30/30	EUR	1,300	1,788,487
Sr. Unsec’d. Notes, 144A(k)	3.450	07/30/66	EUR	4,200	7,742,734
Spain Government Bond Coupon Strips,
Bonds	0.449(s)	07/30/29	EUR	438	512,637
Bonds	0.246(s)	01/31/32	EUR	3,900	4,379,914
Bonds	0.320(s)	01/31/33	EUR	2,100	2,320,083
Bonds	0.958(s)	01/31/35	EUR	168	178,743
Bonds	1.027(s)	01/31/36	EUR	168	175,213
Bonds	1.078(s)	01/31/37	EUR	168	171,530
Bonds	1.296(s)	07/30/41	EUR	436	399,608
Bonds, Series CAC	0.579(s)	07/30/29	EUR	3,600	4,190,955
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	883,549
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	864,992
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	841,801
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	266,205
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	260,155
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	252,872
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	248,041
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	252,691
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	242,933
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	236,621
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	226,276
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	227,263
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	223,432
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	216,706
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	210,128
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	203,705
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	197,413
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	191,541
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	185,001
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	179,699
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	173,928

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Bonds, Series CAC	1.851%(s)	07/30/60	EUR	300	$168,243
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	161,263
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	155,635
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	147,588
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	144,524
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	139,183
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	136,006
Spain Government Bond Principal Strips,
Bonds	0.794(s)	07/30/41	EUR	1,700	1,579,419
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		10,500	13,301,185
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	14,737	25,467,181

					144,876,967

Sweden 0.0%

Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	867,175
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	59,465
Sweden Government Bond,
Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,725,511

					2,652,151

Thailand 0.0%

Thailand Government Bond,
Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,694,285

Turkey 0.1%

Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25	EUR	5,000	6,191,601
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,017,454

					7,209,055

Ukraine 1.0%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	3,736	4,117,764
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	28,799	37,015,722
Sr. Unsec’d. Notes	7.375	09/25/32		3,600	3,641,148
Sr. Unsec’d. Notes	7.750	09/01/24		1,875	2,012,345

See Notes to Financial Statements.

PGIM Global Total Return Fund      69

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)

Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/25		400	$431,162
Sr. Unsec’d. Notes	7.750	09/01/26		500	539,351
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	9,705	10,696,708
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		1,560	1,563,419

					60,017,619

United Arab Emirates 0.5%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	513,179
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,437,084
Dubai DOF Sukuk Ltd.,
Sr. Unsec’d. Notes	5.000	04/30/29		5,000	5,794,232
Sr. Unsec’d. Notes, EMTN	6.450	05/02/22		6,423	6,776,490
RAK Capital,
Sr. Unsec’d. Notes, EMTN	3.094	03/31/25		1,400	1,485,334
Sharjah Sukuk Ltd.,
Sr. Unsec’d. Notes	3.764	09/17/24		3,800	4,066,848
Sharjah Sukuk Program Ltd.,
Sr. Unsec’d. Notes, EMTN	3.854	04/03/26		4,000	4,296,356
Sr. Unsec’d. Notes, EMTN	4.226	03/14/28		1,200	1,317,639

					26,687,162

United Kingdom 0.7%

Transport for London,
Sr. Unsec’d. Notes, EMTN	4.000	09/12/33	GBP	1,000	1,723,171
Sr. Unsec’d. Notes, EMTN	4.000	04/07/64	GBP	800	1,690,407
Sr. Unsec’d. Notes, EMTN	4.500	03/31/31	GBP	3,813	6,220,357
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	3,140	5,613,960
United Kingdom Gilt,
Bonds(k)	3.250	01/22/44	GBP	100	190,465
Bonds(k)	3.500	01/22/45	GBP	2,310	4,605,277
Bonds(k)	4.250	03/07/36	GBP	5,965	11,730,949
Bonds(k)	4.250	09/07/39	GBP	180	372,092
Bonds(k)	4.250	12/07/46	GBP	1,920	4,327,416
United Kingdom Municipal Bonds Agency Finance Co. Designated Activity Co.,
Local Gov’t. Gtd. Notes	1.625	08/26/60	GBP	750	946,584

					37,420,678

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Uruguay 0.1%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27		394	$450,476
Sr. Unsec’d. Notes	4.375	01/23/31		625	725,455
Sr. Unsec’d. Notes	6.875	09/28/25		2,202	2,684,458

					3,860,389

TOTAL SOVEREIGN BONDS (cost $1,756,973,939)					1,873,197,598

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	20,307	36,498,757
Tennessee Valley Authority
Sr. Unsec’d. Notes	4.625	06/07/43	GBP	300	616,797
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	1,217	1,688,503
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	14,971	29,180,868

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $68,120,348)					67,984,925

U.S. TREASURY OBLIGATIONS(k) 0.4%
U.S. Treasury Bonds(h)	1.125	08/15/40		14,930	12,447,887
U.S. Treasury Notes	0.625	08/15/30		5,000	4,582,031
U.S. Treasury Notes(h)	1.375	02/15/23		2,450	2,503,498
U.S. Treasury Notes	2.125	05/15/25		300	318,188
U.S. Treasury Strips Coupon	1.872(s)	05/15/31		400	332,375
U.S. Treasury Strips Coupon	1.888(s)	08/15/29		400	349,547
U.S. Treasury Strips Coupon(h)	2.089(s)	11/15/35		800	586,250
U.S. Treasury Strips Coupon	2.251(s)	08/15/40		800	512,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,804,019)					21,631,995

				Shares

COMMON STOCKS 0.2%

Colombia 0.0%

Frontera Energy Corp.*				2,232	10,490

United States 0.2%

Chesapeake Energy Corp.*				210,759	9,604,288

See Notes to Financial Statements.

PGIM Global Total Return Fund      71

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)

Chesapeake Energy Corp. Backstop Commitment*	1,212	$53,683
Ferrellgas Partners LP (Class B Stock)*^	2,731	551,662

		10,209,633

TOTAL COMMON STOCKS (cost $4,478,069)		10,220,123

PREFERRED STOCK 0.0%

United States

Citigroup Capital XIII, 6.546%, Maturing 10/30/40 (cost $100,000)	4,000	108,560

TOTAL LONG-TERM INVESTMENTS (cost $5,481,605,374)		5,689,090,755

SHORT-TERM INVESTMENTS 1.2%

AFFILIATED MUTUAL FUNDS 1.1%
PGIM Core Ultra Short Bond Fund(wa)	1,846,156	1,846,156
PGIM Institutional Money Market Fund (cost $63,345,579; includes $63,338,984 of cash collateral for securities on loan)(b)(wa)	63,398,813	63,367,114

TOTAL AFFILIATED MUTUAL FUNDS (cost $65,191,735)		65,213,270

OPTIONS PURCHASED*~ 0.1% (cost $46,861,989)		4,430,134

TOTAL SHORT-TERM INVESTMENTS (cost $112,053,724)		69,643,404

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.8% (cost $5,593,659,098)		5,758,734,159

OPTIONS WRITTEN*~ (0.1)% (premiums received $51,544,119)		(4,458,375)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.7% (cost $5,542,114,979)		5,754,275,784
Other assets in excess of liabilities(z) 0.3%		19,846,847

NET ASSETS 100.0%		$5,774,122,631

See Notes to Financial Statements.

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A— Annual payment frequency for swaps

ABS—Asset-Backed Security

AID—Agency for International Development

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

See Notes to Financial Statements.

PGIM Global Total Return Fund      73

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MosPRIME—Moscow Prime Offered Rate

MPLE—Maple Bonds

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMICS—Real Estate Mortgage Investment Conduit Security

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $32,700,233 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,568,794; cash collateral of $63,338,984 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	12,000	$1,560,805
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		66,000	12,582
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		66,000	1,389
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		75,000	44,289
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—		159,750	1,229,236
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—		319,500	695,442
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—		103,800	108,294
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	72,000	6
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	36,000	77
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	640,000	296,601
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	320,000	400,400
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14	—	GBP	350,000	21

See Notes to Financial Statements.

PGIM Global Total Return Fund      75

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	175,000	$304
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		29,000	1,738

Total OTC Traded (cost $ 46,587,045)								$4,351,184

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	0.50%	CDX.NA.IG .35.V1(Q)	1.00%(Q)	53,700	$78,950

(cost $274,944)
Total Options Purchased (cost $46,861,989)								$4,430,134

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option AUD vs JPY	Call	Bank of America, N.A.	05/26/21	70.00	—	AUD	12,000	$(1,560,805)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		66,000	(12,582)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		66,000	(1,389)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		75,000	(44,289)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—		159,750	(1,229,236)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—		319,500	(695,442)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—		103,800	(108,294)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	72,000	(5)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	36,000	(77)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	640,000	(296,601)

See Notes to Financial Statements.

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	320,000	$(400,400)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14	—	GBP	350,000	(21)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22	—	GBP	175,000	(304)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		29,000	(1,738)

Total OTC Traded (premiums received $51,117,763)								$(4,351,183)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY .35.V1(Q)		62,400	$(92,063)
iTraxx.XO.34.V2, 12/20/25	Put	Barclays Bank PLC	11/17/21	6.00%	5.00%(Q)	iTraxx.XO. 34.V2(Q)	EUR	5,000	(15,129)

Total OTC Swaptions (premiums received $426,356)									$(107,192)

Total Options Written (premiums received $51,544,119)									$(4,458,375)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,880	5 Year U.S. Treasury Notes	Jun. 2021	$356,940,000	$120,729
179	10 Year Australian Treasury Bonds	Jun. 2021	19,220,890	163,419
241	10 Year Euro-Bund	Jun. 2021	49,256,183	(345,964)
83	10 Year U.K. Gilt	Jun. 2021	14,634,448	(138,924)
1,321	10 Year U.S. Treasury Notes	Jun. 2021	174,413,281	(80,031)
570	10 Year U.S. Ultra Treasury Notes	Jun. 2021	82,961,722	(1,828,892)
3,186	20 Year U.S. Treasury Bonds	Jun. 2021	500,998,500	(5,350,666)
29	30 Year Euro Buxl	Jun. 2021	7,039,294	(61,101)
1,950	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	362,517,188	(6,906,965)
2,207	Japanese Yen Currency	Jun. 2021	252,467,006	(1,199,553)

				(15,627,948)

Short Positions:
200	30 Day Federal Funds	Jul. 2021	79,928,000	79,692

See Notes to Financial Statements.

PGIM Global Total Return Fund     77

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Futures contracts outstanding at April 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
46	30 Day Federal Funds	Aug. 2021	$18,382,520	$19,249
200	30 Day Federal Funds	Oct. 2021	79,924,000	83,692
10	30 Day Federal Funds	Jan. 2022	3,996,000	3,985
1	30 Day Federal Funds	Apr. 2022	399,560	598
152	3 Month CME SOFR	Jun. 2022	37,971,500	42,159
510	3 Month CME SOFR	Sep. 2022	127,353,375	108,442
7,647	2 Year U.S. Treasury Notes	Jun. 2021	1,688,134,988	1,204,039
4,080	5 Year Euro-Bobl	Jun. 2021	660,874,901	690,283
91	10 Year Canadian Government Bonds	Jun. 2021	10,317,504	286,387
473	Euro Currency	Jun. 2021	71,142,156	(887,608)
5,386	Euro Schatz Index	Jun. 2021	725,753,697	71,794

				1,702,712

				$(13,925,236)

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	HSBC Bank PLC	AUD	17,251	$11,415,713	$13,290,652	$1,874,939	$—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	10,828	7,450,379	8,342,371	891,992	—
Expiring 06/30/21	Citibank, N.A.	AUD	498	384,000	383,758	—	(242)
Expiring 07/20/21	Barclays Bank PLC	AUD	17,840	13,822,795	13,748,162	—	(74,633)
Expiring 07/30/21	HSBC Bank PLC	AUD	3,517	2,328,606	2,710,368	381,762	—
Expiring 01/28/22	Citibank, N.A.	AUD	6,290	4,130,832	4,850,393	719,561	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	25,868	19,530,568	19,947,498	416,930	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	4,867	3,379,499	3,755,445	375,946	—
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	52,108	9,486,233	9,589,243	103,010	—
Expiring 05/04/21	Deutsche Bank AG	BRL	16,745	2,980,914	3,081,580	100,666	—
Expiring 05/04/21	Deutsche Bank AG	BRL	7,315	1,311,193	1,346,086	34,893	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	BRL	12,941	2,380,040	2,381,532	1,492	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/28/21	Morgan Stanley & Co. International PLC	BRL	84,591	$15,348,911	$15,531,939	$183,028	$—
Expiring 09/30/21	Bank of America, N.A.	BRL	139,851	31,675,000	25,367,333	—	(6,307,667)
Expiring 09/30/21	Bank of America, N.A.	BRL	28,623	6,715,000	5,191,803	—	(1,523,197)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	12,764	2,400,006	2,315,311	—	(84,695)
Expiring 01/28/22	Citibank, N.A.	BRL	1,600	302,000	285,855	—	(16,145)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	55,832	9,989,575	9,976,786	—	(12,789)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	60,555	11,124,328	10,820,854	—	(303,474)
British Pound,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	7,718	10,260,000	10,659,571	399,571	—
Expiring 07/19/21	Goldman Sachs International	GBP	5,000	6,926,605	6,906,776	—	(19,829)
Expiring 07/19/21	Goldman Sachs International	GBP	2,124	2,941,814	2,934,361	—	(7,453)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	3,429	4,733,768	4,740,709	6,941	—
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	35,217	28,107,323	28,655,719	548,396	—
Expiring 07/20/21	Citibank, N.A.	CAD	4,248	3,400,000	3,456,880	56,880	—
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	2,143,200	3,000,000	3,014,648	14,648	—
Expiring 10/29/21	Deutsche Bank AG	CLP	4,289,139	5,419,000	6,030,983	611,983	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	61,753	8,849,734	9,530,012	680,278	—
Expiring 05/18/21	BNP Paribas S.A.	CNH	17,522	2,664,779	2,703,395	38,616	—
Expiring 05/18/21	Citibank, N.A.	CNH	39,004	6,000,000	6,017,537	17,537	—
Expiring 05/18/21	Citibank, N.A.	CNH	24,975	3,865,307	3,853,203	—	(12,104)
Expiring 05/18/21	Citibank, N.A.	CNH	24,714	3,821,572	3,812,927	—	(8,645)
Expiring 05/18/21	Goldman Sachs International	CNH	46,868	7,189,240	7,230,864	41,624	—

See Notes to Financial Statements.

PGIM Global Total Return Fund     79

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	Goldman Sachs International	CNH	41,640	$6,398,309	$6,424,249	$25,940	$—
Expiring 05/18/21	Goldman Sachs International	CNH	36,946	5,650,206	5,700,048	49,842	—
Expiring 05/18/21	Goldman Sachs International	CNH	31,861	4,891,041	4,915,522	24,481	—
Expiring 05/18/21	HSBC Bank PLC	CNH	14,784	2,280,514	2,280,934	420	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	999,213	153,522,002	154,160,132	638,130	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	353,761	54,341,192	54,578,804	237,612	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	36,635	5,634,190	5,652,107	17,917	—
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	36,946	5,625,000	5,700,079	75,079	—
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	17,277	2,650,000	2,665,589	15,589	—
Expiring 05/18/21	The Toronto-Dominion Bank	CNH	22,306	3,420,992	3,441,472	20,480	—
Expiring 05/18/21	UBS AG	CNH	44,283	6,728,919	6,832,086	103,167	—
Expiring 05/18/21	UBS AG	CNH	14,291	2,171,495	2,204,788	33,293	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	8,703	1,230,000	1,338,750	108,750	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	4,603	698,505	707,971	9,466	—
Expiring 07/30/21	Deutsche Bank AG	CNH	21,908	3,221,000	3,362,162	141,162	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	24,657	3,734,813	3,784,086	49,273	—
Colombian Peso,
Expiring 06/16/21	Barclays Bank PLC	COP	14,364,964	3,905,433	3,818,300	—	(87,133)
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	78,707	3,627,677	3,659,229	31,552	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	75,620	3,458,396	3,515,729	57,333	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 07/19/21	Barclays Bank PLC	DKK	21,472	$3,451,251	$3,476,385	$25,134	$—
Euro,
Expiring 07/19/21	Deutsche Bank AG	EUR	10,000	12,093,453	12,042,512	—	(50,941)
Expiring 07/19/21	HSBC Bank PLC	EUR	8,469	10,155,091	10,198,469	43,378	—
Expiring 08/31/21	HSBC Bank PLC	EUR	5,057	6,193,712	6,095,290	—	(98,422)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	1,173,205	3,876,378	3,913,400	37,022	—
Indian Rupee,
Expiring 09/30/21	Goldman Sachs International	INR	512,311	6,725,000	6,756,318	31,318	—
Expiring 09/30/21	HSBC Bank PLC	INR	384,058	4,791,744	5,064,936	273,192	—
Indonesian Rupiah,
Expiring 06/16/21	Citibank, N.A.	IDR	42,850,227	2,953,966	2,944,627	—	(9,339)
Israeli Shekel,
Expiring 06/16/21	Citibank, N.A.	ILS	3,968	1,201,094	1,222,188	21,094	—
Expiring 06/16/21	Goldman Sachs International	ILS	14,673	4,411,975	4,519,324	107,349	—
Expiring 06/30/21	Bank of America, N.A.	ILS	47,344	13,695,000	14,585,442	890,442	—
Japanese Yen,
Expiring 05/28/21	Citibank, N.A.	JPY	2,043,508	19,781,304	18,701,855	—	(1,079,449)
Expiring 05/28/21	Citibank, N.A.	JPY	1,579,165	14,774,292	14,452,265	—	(322,027)
Expiring 05/28/21	Citibank, N.A.	JPY	1,309,387	12,481,643	11,983,298	—	(498,345)
Expiring 05/28/21	Deutsche Bank AG	JPY	837,813	7,692,000	7,667,527	—	(24,473)
Expiring 07/19/21	BNP Paribas S.A.	JPY	29,010,761	266,559,720	265,633,651	—	(926,069)
Expiring 07/19/21	Goldman Sachs International	JPY	984,777	9,058,000	9,016,993	—	(41,007)
Expiring 07/19/21	Goldman Sachs International	JPY	772,843	7,075,053	7,076,450	1,397	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	JPY	620,227	5,750,000	5,679,033	—	(70,967)
Expiring 01/28/22	Citibank, N.A.	JPY	1,712,418	16,719,569	15,720,843	—	(998,726)
Expiring 01/28/22	Deutsche Bank AG	JPY	2,129,416	20,217,000	19,549,089	—	(667,911)
Expiring 01/28/22	Deutsche Bank AG	JPY	802,022	7,693,000	7,362,959	—	(330,041)
Expiring 01/28/22	Deutsche Bank AG	JPY	408,984	3,775,000	3,754,670	—	(20,330)
Expiring 05/31/22	Citibank, N.A.	JPY	451,400	4,141,710	4,152,059	10,349	—
Expiring 05/31/22	Deutsche Bank AG	JPY	3,195,124	29,579,000	29,389,302	—	(189,698)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,051,903	10,538,000	9,802,384	—	(735,616)
Expiring 10/31/23	Barclays Bank PLC	JPY	525,393	5,512,000	4,895,985	—	(616,015)
Expiring 10/31/23	Barclays Bank PLC	JPY	406,236	4,196,000	3,785,594	—	(410,406)

See Notes to Financial Statements.

PGIM Global Total Return Fund     81

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/31/23	Deutsche Bank AG	JPY	511,039	$5,354,001	$4,762,229	$—	$(591,772)
Expiring 10/31/23	Goldman Sachs International	JPY	1,254,996	12,881,000	11,694,947	—	(1,186,053)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	1,637,975	15,824,364	15,263,817	—	(560,547)
Malaysian Ringgit,
Expiring 06/16/21	Barclays Bank PLC	MYR	21,502	5,170,000	5,235,671	65,671	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MYR	40,312	9,749,130	9,815,876	66,746	—
Mexican Peso,
Expiring 06/16/21	Goldman Sachs International	MXN	69,475	3,328,128	3,411,504	83,376	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	60,740	2,906,712	2,982,580	75,868	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	60,740	2,899,761	2,982,580	82,819	—
Expiring 02/25/22	Bank of America, N.A.	MXN	206,269	8,742,706	9,827,578	1,084,872	—
Expiring 02/25/22	Citibank, N.A.	MXN	127,232	6,119,126	6,061,875	—	(57,251)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	110,648	4,577,425	4,966,998	389,573	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	352,530	14,859,000	15,825,118	966,118	—
New Taiwanese Dollar,
Expiring 06/30/21	Citibank, N.A.	TWD	495,429	18,238,435	17,841,719	—	(396,716)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	552,287	19,304,000	19,889,349	585,349	—
Norwegian Krone,
Expiring 07/19/21	Citibank, N.A.	NOK	20,432	2,423,647	2,454,806	31,159	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	32,242	8,473,583	8,505,712	32,129	—
Romanian Leu,
Expiring 07/19/21	Goldman Sachs International	RON	11,029	2,656,270	2,683,868	27,598	—
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	201,707	2,707,858	2,665,743	—	(42,115)
Expiring 06/16/21	Citibank, N.A.	RUB	2,099	27,328	27,740	412	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	201,707	$2,703,847	$2,665,743	$—	$ (38,104)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	127,394	1,704,152	1,683,627	—	(20,525)
Expiring 06/30/21	Goldman Sachs International	RUB	3,023,939	37,932,000	39,880,502	1,948,502	—
Singapore Dollar,
Expiring 06/16/21	Barclays Bank PLC	SGD	7,845	5,892,397	5,894,212	1,815	—
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	31,317	2,094,752	2,151,046	56,294	—
Expiring 12/23/21	Goldman Sachs International	ZAR	199,522	10,565,000	13,346,381	2,781,381	—
South Korean Won,
Expiring 06/16/21	Barclays Bank PLC	KRW	68,875,296	60,408,448	61,609,594	1,201,146	—
Expiring 06/16/21	Deutsche Bank AG	KRW	3,867,306	3,419,127	3,459,341	40,214	—
Expiring 06/30/21	Citibank, N.A.	KRW	12,388,857	11,332,653	11,082,109	—	(250,544)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	17,122,762	14,927,000	15,316,694	389,694	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	7,246,758	6,157,130	6,482,387	325,257	—
Expiring 07/30/21	HSBC Bank PLC	KRW	15,153,153	12,858,000	13,555,971	697,971	—
Thai Baht,
Expiring 06/16/21	Goldman Sachs International	THB	244,558	7,918,264	7,851,898	—	(66,366)
Expiring 06/16/21	HSBC Bank PLC	THB	244,558	8,031,474	7,851,899	—	(179,575)
Turkish Lira,
Expiring 05/28/21	BNP Paribas S.A.	TRY	10,016	1,287,000	1,193,181	—	(93,819)
Expiring 05/28/21	Goldman Sachs International	TRY	3,514	507,678	418,568	—	(89,110)

				$1,375,597,769	$1,377,992,302	21,514,818	(19,120,285)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	Barclays Bank PLC	AUD	42,218	$27,447,706	$32,527,169	$—	$(5,079,463)
Expiring 05/28/21	Citibank, N.A.	AUD	15,791	9,926,904	12,165,830	—	(2,238,926)

See Notes to Financial Statements.

PGIM Global Total Return Fund     83

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/28/21	Citibank, N.A.	AUD	5,809	$3,819,406	$4,475,864	$—	$(656,458)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	6,023	4,547,606	4,644,953	—	(97,347)
Brazilian Real,
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	89,109	16,543,795	16,398,442	145,353	—
Expiring 05/28/21	BNP Paribas S.A.	BRL	26,535	5,366,000	4,872,130	493,870	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	58,056	10,531,709	10,659,808	—	(128,099)
Expiring 07/02/21	Citibank, N.A.	BRL	52,108	9,444,624	9,538,868	—	(94,244)
Expiring 09/30/21	Bank of America, N.A.	BRL	100,848	23,296,000	18,292,655	5,003,345	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	80,390	14,398,588	14,581,792	—	(183,204)
Expiring 01/28/22	Citibank, N.A.	BRL	83,680	14,917,000	14,953,160	—	(36,160)
Expiring 01/28/22	Citibank, N.A.	BRL	10,638	2,023,155	1,900,936	122,219	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	23,668	4,170,793	4,229,400	—	(58,607)
British Pound,
Expiring 05/28/21	Bank of America, N.A.	GBP	3,167	3,992,257	4,374,043	—	(381,786)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	4,551	5,943,105	6,285,528	—	(342,423)
Expiring 07/19/21	Bank of America, N.A.	GBP	7,195	10,059,912	9,938,763	121,149	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	GBP	6,155	8,513,207	8,501,668	11,539	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	193,668	266,382,742	267,524,057	—	(1,141,315)
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	4,876	6,725,447	6,735,764	—	(10,317)
Expiring 01/28/22	Deutsche Bank AG	GBP	1,373	1,909,578	1,898,321	11,257	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	3,429	4,482,937	4,740,708	—	(257,771)
Chilean Peso,
Expiring 10/29/21	Bank of America, N.A.	CLP	4,482,493	5,687,000	6,302,860	—	(615,860)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	61,753	$8,864,088	$9,530,011	$—	$(665,923)
Expiring 05/18/21	BNP Paribas S.A.	CNH	47,691	7,331,177	7,357,793	—	(26,616)
Expiring 05/18/21	BNP Paribas S.A.	CNH	23,656	3,630,835	3,649,743	—	(18,908)
Expiring 05/18/21	Goldman Sachs International	CNH	99,670	15,241,112	15,377,280	—	(136,168)
Expiring 05/18/21	HSBC Bank PLC	CNH	28,710	4,392,998	4,429,380	—	(36,382)
Expiring 05/18/21	The Toronto-Dominion Bank	CNH	71,698	11,020,485	11,061,748	—	(41,263)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	13,306	1,845,000	2,046,721	—	(201,721)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	46,564	6,568,000	7,146,248	—	(578,248)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	8,194,418	2,222,981	2,178,129	44,852	—
Expiring 06/16/21	BNP Paribas S.A.	COP	6,056,744	1,658,791	1,609,921	48,870	—
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	17,572	21,279,563	21,161,689	117,874	—
Expiring 07/19/21	Barclays Bank PLC	EUR	15,475	18,728,314	18,636,221	92,093	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	131,136	157,260,862	157,920,237	—	(659,375)
Expiring 07/19/21	HSBC Bank PLC	EUR	173,831	208,333,961	209,336,129	—	(1,002,168)
Expiring 07/19/21	HSBC Bank PLC	EUR	7,426	8,886,616	8,942,469	—	(55,853)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	4,934	5,949,250	5,941,608	7,642	—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	6,345	7,615,578	7,640,424	—	(24,846)
Expiring 08/31/21	Deutsche Bank AG	EUR	4,684	5,713,380	5,646,068	67,312	—
Expiring 08/31/21	The Toronto-Dominion Bank	EUR	29,037	35,335,590	34,998,458	337,132	—
Hong Kong Dollar,
Expiring 05/18/21	Citibank, N.A.	HKD	29,720	3,834,343	3,826,236	8,107	—
Expiring 05/18/21	Goldman Sachs International	HKD	19,484	2,508,783	2,508,468	315	—
Indian Rupee,
Expiring 09/30/21	Bank of America, N.A.	INR	896,369	11,578,000	11,821,254	—	(243,254)
Indonesian Rupiah,
Expiring 06/16/21	Citibank, N.A.	IDR	67,379,274	4,604,611	4,630,241	—	(25,630)

See Notes to Financial Statements.

PGIM Global Total Return Fund     85

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 06/30/21	Barclays Bank PLC	ILS	13,689	$4,067,352	$4,217,167	$—	$(149,815)
Expiring 06/30/21	Citibank, N.A.	ILS	33,655	9,997,000	10,368,274	—	(371,274)
Japanese Yen,
Expiring 05/28/21	Deutsche Bank AG	JPY	2,147,199	20,504,000	19,650,825	853,175	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	1,620,971	15,011,043	14,834,869	176,174	—
Expiring 07/19/21	Bank of America, N.A.	JPY	394,880	3,656,461	3,615,673	40,788	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	295,377	2,742,808	2,704,861	37,947	—
Expiring 01/28/22	Citibank, N.A.	JPY	2,791,463	26,724,068	25,627,001	1,097,067	—
Expiring 01/28/22	Citibank, N.A.	JPY	2,138,817	20,118,684	19,635,396	483,288	—
Expiring 01/28/22	Citibank, N.A.	JPY	2,099,346	20,296,676	19,273,031	1,023,645	—
Expiring 01/28/22	Citibank, N.A.	JPY	453,591	4,154,524	4,164,188	—	(9,664)
Expiring 05/31/22	Citibank, N.A.	JPY	1,428,721	13,839,506	13,141,628	697,878	—
Expiring 05/31/22	Deutsche Bank AG	JPY	1,686,190	16,037,000	15,509,864	527,136	—
Expiring 10/31/23	Bank of America, N.A.	JPY	3,313,990	32,471,000	30,882,126	1,588,874	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,679,332	16,646,000	15,649,211	996,789	—
Expiring 10/31/23	Citibank, N.A.	JPY	628,883	6,526,054	5,860,382	665,672	—
Expiring 10/31/23	Citibank, N.A.	JPY	115,153	1,102,894	1,073,079	29,815	—
Mexican Peso,
Expiring 02/25/22	Barclays Bank PLC	MXN	210,698	8,909,000	10,038,575	—	(1,129,575)
Expiring 02/25/22	Deutsche Bank AG	MXN	68,653	3,198,000	3,270,935	—	(72,935)
Expiring 02/25/22	Goldman Sachs International	MXN	54,150	2,184,000	2,579,944	—	(395,944)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	463,178	20,111,923	20,792,115	—	(680,192)
New Taiwanese Dollar,
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	1,047,716	38,196,000	37,731,067	464,933	—
New Zealand Dollar,
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	8,296	5,901,086	5,934,588	—	(33,502)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	13,016	3,514,260	3,441,095	73,165	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/16/21	Goldman Sachs International	PEN	7,009	$1,891,937	$1,852,898	$39,039	$—
Expiring 06/16/21	Goldman Sachs International	PEN	4,310	1,180,716	1,139,310	41,406	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	4,396	1,200,023	1,162,095	37,928	—
Russian Ruble,
Expiring 06/30/21	Barclays Bank PLC	RUB	1,060,056	14,238,979	13,980,302	258,677	—
Expiring 06/30/21	Barclays Bank PLC	RUB	379,039	4,994,260	4,998,871	—	(4,611)
Expiring 06/30/21	Goldman Sachs International	RUB	1,584,843	21,734,000	20,901,329	832,671	—
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	31,317	1,822,000	2,151,045	—	(329,045)
Expiring 06/17/21	Barclays Bank PLC	ZAR	43,299	2,837,418	2,965,480	—	(128,062)
Expiring 06/17/21	Deutsche Bank AG	ZAR	51,546	3,350,854	3,530,333	—	(179,479)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	111,340	7,284,966	7,625,520	—	(340,554)
Expiring 12/23/21	Barclays Bank PLC	ZAR	121,563	6,557,501	8,131,556	—	(1,574,055)
Expiring 12/23/21	Goldman Sachs International	ZAR	21,115	1,332,000	1,412,428	—	(80,428)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	56,844	3,716,269	3,802,397	—	(86,128)
South Korean Won,
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	36,758,376	30,755,000	32,881,190	—	(2,126,190)
Expiring 07/30/21	Deutsche Bank AG	KRW	14,800,914	12,618,000	13,240,859	—	(622,859)
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	26,857	3,168,784	3,174,904	—	(6,120)
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	4,880	5,305,507	5,355,515	—	(50,008)
Expiring 07/19/21	Citibank, N.A.	CHF	1,060	1,163,304	1,163,240	64	—
Turkish Lira,
Expiring 05/28/21	Goldman Sachs International	TRY	13,530	1,814,000	1,611,749	202,251	—

				$1,437,408,646	$1,444,016,110	16,801,311	(23,408,775)

						$38,316,129	$(42,529,060)

See Notes to Financial Statements.

PGIM Global Total Return Fund     87

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/28/21	Buy	AUD	3,132	JPY	201,466	$569,262	$—	Bank of America, N.A.
05/28/21	Buy	AUD	6,194	JPY	451,976	635,746	—	Deutsche Bank AG
05/28/21	Buy	AUD	17,193	JPY	1,246,407	1,839,412	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	117,492	JPY	7,506,564	21,822,692	—	Citibank, N.A.
05/28/21	Buy	JPY	641,372	AUD	9,247	—	(1,254,606)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	6,763,339	AUD	99,024	—	(14,395,918)	Deutsche Bank AG
07/30/21	Buy	AUD	12,549	JPY	866,195	1,738,838	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	1,161,572	AUD	16,066	—	(1,744,345)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	9,591	GBP	8,630	—	(361,526)	Bank of America, N.A.
08/31/21	Buy	GBP	13,505	EUR	14,648	1,001,999	—	Bank of America, N.A.
01/28/22	Buy	JPY	426,399	AUD	6,290	—	(935,839)	Deutsche Bank AG
01/28/22	Buy	JPY	720,153	AUD	9,631	—	(815,369)	Deutsche Bank AG
01/28/22	Buy	JPY	1,310,456	AUD	16,731	—	(871,109)	BNP Paribas S.A.
05/31/22	Buy	AUD	23,459	JPY	1,788,749	1,638,419	—	Deutsche Bank AG
05/31/22	Buy	JPY	1,257,136	AUD	17,436	—	(1,883,336)	Goldman Sachs International
10/31/23	Buy	AUD	8,947	JPY	599,449	1,317,536	—	Deutsche Bank AG
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(483,980)	Goldman Sachs International
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,329,159)	Morgan Stanley & Co. International PLC

						$30,563,904	$(24,075,187)

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/22	1.000%(Q	)	1,500	0.164%	$22,446	$(663)	$23,109	Citibank, N.A.
People’s Republic of China (D01)	12/20/22	1.000%(Q	)	5,000	0.112%	79,136	(2,209)	81,345	Citibank, N.A.
Republic of Brazil (D01)	12/20/22	1.000%(Q	)	7,500	0.896%	21,228	(3,314)	24,542	Citibank, N.A.
Republic of Chile (D01)	12/20/22	1.000%(Q	)	1,500	0.154%	22,692	(663)	23,355	Citibank, N.A.
Republic of Colombia (D01)	12/20/22	1.000%(Q	)	2,000	0.536%	17,551	(884)	18,435	Citibank, N.A.
Republic of Indonesia (D01)	12/20/22	1.000%(Q	)	2,000	0.268%	26,431	(884)	27,315	Citibank, N.A.
Republic of Panama (D01)	12/20/22	1.000%(Q	)	1,500	0.265%	19,913	(663)	20,576	Citibank, N.A.
Republic of Peru (D01)	12/20/22	1.000%(Q	)	1,500	0.345%	17,921	(663)	18,584	Citibank, N.A.
Republic of Philippines (D01)	12/20/22	1.000%(Q	)	1,500	0.158%	22,580	(663)	23,243	Citibank, N.A.
Republic of South Africa (D01)	12/20/22	1.000%(Q	)	4,500	0.896%	12,686	(1,988)	14,674	Citibank, N.A.
Republic of Turkey (D01)	12/20/22	1.000%(Q	)	7,500	3.887%	(336,952)	(3,314)	(333,638)	Citibank, N.A.
Russian Federation (D01)	12/20/22	1.000%(Q	)	4,500	0.476%	43,965	(1,988)	45,953	Citibank, N.A.
United Mexican States (D01)	12/20/22	1.000%(Q	)	6,500	0.316%	80,822	(2,872)	83,694	Citibank, N.A.
Emirate of Abu Dhabi (D02)	06/20/26	1.000%(Q	)	2,000	0.465%	56,572	(2,166)	58,738	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	06/20/26	1.000%(Q	)	4,000	0.459%	113,843	(4,331)	118,174	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	06/20/26	1.000%(Q	)	12,000	1.896%	(512,174)	(12,993)	(499,181)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund      89

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D02)	06/20/26	1.000%(Q	)	2,000	0.670%	$35,566	$(2,166)	$37,732	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	06/20/26	1.000%(Q	)	12,000	0.376%	393,074	(12,993)	406,067	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	06/20/26	1.000%(Q	)	2,000	17.501%	(1,049,113)	(2,166)	(1,046,947)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	06/20/26	1.000%(Q	)	2,000	0.529%	49,962	(2,166)	52,128	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	06/20/26	1.000%(Q	)	5,000	1.263%	(59,963)	(5,414)	(54,549)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	06/20/26	1.000%(Q	)	9,000	0.775%	111,791	(9,745)	121,536	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	06/20/26	1.000%(Q	)	2,000	0.731%	29,336	(2,166)	31,502	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	06/20/26	1.000%(Q	)	2,000	0.917%	10,534	(2,166)	12,700	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	06/20/26	1.000%(Q	)	2,000	0.461%	56,781	(2,166)	58,947	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	06/20/26	1.000%(Q	)	10,000	2.154%	(549,799)	(10,828)	(538,971)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	06/20/26	1.000%(Q	)	12,000	4.166%	(1,688,402)	(12,993)	(1,675,409)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	06/20/26	1.000%(Q	)	2,000	4.405%	(301,791)	(2,166)	(299,625)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	06/20/26	1.000%(Q	)	6,000	0.999%	7,011	(6,497)	13,508	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D02)	06/20/26	1.000%(Q	)	2,000	0.464%	$56,597	$(2,166)	$58,763	Morgan Stanley & Co. International PLC
United Mexican States (D02)	06/20/26	1.000%(Q	)	12,000	0.942%	48,213	(12,993)	61,206	Morgan Stanley & Co. International PLC

						$(3,141,543)	$(129,049)	$(3,012,494)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.28.V3 (D01)	12/20/22	1.000%(Q	)	47,000	$(36,831)	$(13,268)	$(23,563)	Citibank, N.A.
CDX.EM.35.V1 (D02)	06/20/26	1.000%(Q	)	100,000	3,157,956	8,329	3,149,627	Morgan Stanley & Co. International PLC

					$3,121,125	$(4,939)	$3,126,064

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 -D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Credit Suisse Mortgage Trust	05/28/21	0.500%(M	)	2,025	*	$28	$—	$ 28	Goldman Sachs International
Credit Suisse Mortgage Trust	05/28/21	1.000%(M	)	1,167	*	32	—	32	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return Fund     91

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Delta Home Equity	05/28/21	1.250%(M	)	5,513	*	$191	$—	$191	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M	)	1,300	*	45	—	45	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M	)	1,231	*	43	—	43	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M	)	855	*	30	—	30	Goldman Sachs International
GSAMP Home Equity Trust	05/28/21	1.250%(M	)	1,967	*	68	—	68	Goldman Sachs International
GSRPM Mortgage Loan Trust	05/28/21	1.250%(M	)	651	*	23	—	23	Goldman Sachs International
MFRA Trust	05/28/21	0.500%(M	)	556	*	8	—	8	Goldman Sachs International
RCKT Mortgage Trust	05/28/21	1.250%(M	)	1,126	*	39	—	39	Goldman Sachs International
Verus Securitization Trust	05/28/21	0.500%(M	)	2,530	*	35	—	35	Goldman Sachs International
						$542	$—	$542

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Ryder System, Inc.	06/20/25	1.000%(Q	)	9,540	$155,784	$(188,932)	$(344,716)

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q	)	14,000	1.267%	$2,577,795	$2,659,203	$81,408

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Central Bank of Tunisia	12/20/22	1.000%(Q	)		700	$66,653	$23,605	$43,048	Barclays Bank PLC
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q	)	EUR	2,640	196,164	311,810	(115,646)	Deutsche Bank AG
Gazprom Pao	06/20/25	1.000%(Q	)	EUR	2,000	14,029	19,423	(5,394)	Barclays Bank PLC
Host Hotels & Resorts LP	06/20/24	1.000%(Q	)		5,000	(53,995)	56,184	(110,179)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q	)		875	(13,096)	33,663	(46,759)	Morgan Stanley & Co. International PLC
Republic of Austria	06/20/25	1.000%(Q	)		1,000	(39,325)	(32,993)	(6,332)	Bank of America, N.A.
Safeway Inc.	03/20/23	5.000%(Q	)		5,000	(439,470)	(407,676)	(31,794)	BNP Paribas S.A.
Sasol Ltd.	12/20/22	1.000%(Q	)		800	11,460	54,431	(42,971)	Barclays Bank PLC

						$(257,580)	$58,447	$(316,027)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/21	1.000%(Q	)	EUR	4,500	0.155%	$12,796	$3,073	$9,723	Goldman Sachs International
Barclays PLC	12/20/26	1.000%(Q	)	EUR	3,000	0.631%	79,607	35,739	43,868	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q	)		12,100	0.425%	59,230	42,010	17,220	Bank of America, N.A.
DP World PLC	12/20/24	1.000%(Q	)		2,000	0.783%	17,923	6,843	11,080	Barclays Bank PLC
Emirate of Dubai	12/20/24	1.000%(Q	)		1,000	0.700%	11,948	2,750	9,198	Citibank, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q	)		3,000	3.468%	(183,313)	(306,016)	122,703	Deutsche Bank AG
Federal Republic of Germany	06/20/25	0.250%(Q	)		1,000	0.080%	7,345	2,045	5,300	Bank of America, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund     93

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Federation of Malaysia	12/20/24	1.000%(Q	)	1,000	0.322%	$25,848	$12,542	$13,306	Citibank, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q	)	2,960	0.813%	12,367	(189,754)	202,121	Citibank, N.A.
Generalitat de Cataluna	12/20/25	1.000%(Q	)	4,900	1.127%	(22,059)	(43,413)	21,354	Deutsche Bank AG
Hellenic Republic	06/20/22	1.000%(Q	)	410	0.205%	4,208	(24,313)	28,521	Citibank, N.A.
Hellenic Republic	06/20/22	1.000%(Q	)	200	0.205%	2,052	(12,196)	14,248	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q	)	500	0.307%	6,285	(21,314)	27,599	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q	)	300	0.361%	4,455	(14,551)	19,006	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q	)	1,000	0.517%	16,257	(127,809)	144,066	Barclays Bank PLC
Israel Electric Corp Ltd.	12/20/24	1.000%(Q	)	1,000	0.861%	6,199	9,359	(3,160)	Barclays Bank PLC
Kingdom of Saudi Arabia	12/20/21	1.000%(Q	)	1,900	0.145%	12,648	(8,794)	21,442	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q	)	3,000	0.187%	31,438	17,098	14,340	HSBC Bank PLC
Kingdom of Spain	06/20/21	1.000%(Q	)	700	0.049%	1,720	(454)	2,174	Morgan Stanley &Co. International PLC
Kingdom of Spain	09/20/21	1.000%(Q	)	1,500	0.057%	7,282	2,776	4,506	HSBC Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q	)	42,665	0.141%	837,838	225,115	612,723	Bank of America, N.A.
Kingdom of Spain	06/20/24	1.000%(Q	)	700	0.148%	19,619	(15,011)	34,630	Morgan Stanley &Co. International PLC
Kingdom of Spain	06/20/25	1.000%(Q	)	9,940	0.276%	308,864	(79,196)	388,060	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q	)	7,500	0.276%	233,046	(76,877)	309,923	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q	)	7,500	0.276%	233,046	(73,977)	307,023	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q	)	3,000	0.276%	$93,218	$28,875	$64,343	Citibank, N.A.
Kingdom of Spain	06/20/25	1.000%(Q	)	1,645	0.276%	51,115	17,854	33,261	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q	)	5,000	0.313%	164,203	90,969	73,234	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q	)	1,100	0.588%	39,989	(3,769)	43,758	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q	)	2,000	0.607%	72,516	44,475	28,041	Barclays Bank PLC
Kingdom of Thailand	12/20/21	1.000%(Q	)	2,100	0.090%	14,733	684	14,049	Barclays Bank PLC
Oriental Republic of Uruguay	06/20/21	1.000%(Q	)	800	0.698%	1,230	(476)	1,706	Citibank, N.A.
People’s Republic of China	06/20/21	1.000%(Q	)	4,000	0.077%	9,675	(2,708)	12,383	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q	)	1,600	0.081%	11,326	(1,188)	12,514	Citibank, N.A.
People’s Republic of China	12/20/21	1.000%(Q	)	1,500	0.081%	10,618	(961)	11,579	Barclays Bank PLC
People’s Republic of China	03/20/22	1.000%(Q	)	2,000	0.082%	18,713	(6,365)	25,078	Goldman Sachs International
People’s Republic of China	03/20/22	1.000%(Q	)	1,000	0.082%	9,357	(4,981)	14,338	Deutsche Bank AG
People’s Republic of China	12/20/24	1.000%(Q	)	1,000	0.245%	28,682	15,398	13,284	Citibank, N.A.
Petroleos Mexicanos	09/20/21	1.000%(Q	)	2,500	1.325%	(437)	(10,640)	10,203	Goldman Sachs International
Republic of Chile	12/20/21	1.000%(Q	)	2,500	0.100%	17,388	(1,473)	18,861	Goldman Sachs International
Republic of Colombia	06/20/23	1.000%(Q	)	5,000	0.592%	49,301	(5,430)	54,731	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q	)	1,000	1.376%	(19,240)	(65,834)	46,594	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund     95

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Hungary	06/20/22	1.000%(Q	)	3,550	0.181%	$37,455	$(7,657)	$45,112	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q	)	13,885	0.299%	224,977	(42,763)	267,740	Citibank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q	)	6,800	0.585%	123,549	(259,862)	383,411	Morgan Stanley &Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q	)	6,100	0.585%	110,832	(147,875)	258,707	Morgan Stanley &Co. International PLC
Republic of Indonesia	06/20/25	1.000%(Q	)	2,365	0.585%	42,970	(90,255)	133,225	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q	)	2,155	0.585%	39,155	(79,880)	119,035	BNP Paribas S.A.
Republic of Ireland	12/20/26	1.000%(Q	)	2,000	0.168%	95,023	3,679	91,344	Goldman Sachs International
Republic of Ireland	06/20/27	1.000%(Q	)	2,800	0.184%	141,201	52,317	88,884	Morgan Stanley &Co. International PLC
Republic of Italy	03/20/22	1.000%(Q	)	3,000	0.200%	24,876	(31,408)	56,284	Goldman Sachs International
Republic of Italy	03/20/22	1.000%(Q	)	3,000	0.200%	24,876	(31,384)	56,260	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/23	1.000%(Q	)	18,300	0.402%	255,734	(512,861)	768,595	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q	)	4,000	0.402%	55,898	—	55,898	Morgan Stanley &Co. International PLC
Republic of Italy	06/20/24	1.000%(Q	)	6,000	0.554%	90,559	(195,737)	286,296	Bank of America, N.A.
Republic of Italy	06/20/24	1.000%(Q	)	900	0.331%	19,923	(30,060)	49,983	Deutsche Bank AG
Republic of Italy	06/20/25	1.000%(Q	)	7,000	0.691%	96,512	(217,049)	313,561	Credit Suisse International
Republic of Italy	06/20/26	1.000%(Q	)	5,000	0.828%	48,570	(260,837)	309,407	BNP Paribas S.A.
Republic of Italy	06/20/26	1.000%(Q	)	4,200	0.828%	40,799	(168,770)	209,569	Bank of America, N.A.

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/26	1.000%(Q	)	400	0.902%	$2,588	$(26,635)	$29,223	HSBC Bank PLC
Republic of Kazakhstan	06/20/23	1.000%(Q	)	7,695	0.266%	130,281	—	130,281	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q	)	6,510	0.141%	15,512	7,731	7,781	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q	)	5,000	0.206%	51,263	14,882	36,381	Citibank, N.A.
Republic of Peru	03/20/22	1.000%(Q	)	3,000	0.250%	23,542	(30,658)	54,200	Barclays Bank PLC
Republic of Portugal	06/20/21	1.000%(Q	)	700	0.036%	1,734	(2,643)	4,377	Morgan Stanley &Co. International PLC
Republic of Portugal	12/20/23	1.000%(Q	)	4,130	0.154%	97,502	(1,048)	98,550	Morgan Stanley &Co. International PLC
Republic of Portugal	06/20/24	1.000%(Q	)	400	0.141%	11,290	(23,517)	34,807	Morgan Stanley &Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q	)	21,000	0.240%	683,606	(125,553)	809,159	Morgan Stanley &Co. International PLC
Republic of Portugal	06/20/25	1.000%(Q	)	10,000	0.240%	325,527	(71,228)	396,755	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q	)	2,000	0.339%	4,093	1,763	2,330	BNP Paribas S.A.
Republic of Serbia	12/20/25	5.000%(Q	)	4,500	0.954%	851,379	820,696	30,683	Citibank, N.A.
Republic of Serbia	12/20/25	1.000%(Q	)	1,000	0.954%	3,261	(1,352)	4,613	BNP Paribas S.A.
Republic of Slovenia	06/20/24	1.000%(Q	)	900	0.477%	15,772	(41,216)	56,988	HSBC Bank PLC
Republic of South Africa	06/20/23	1.000%(Q	)	5,000	1.045%	700	(61,016)	61,716	Deutsche Bank AG
Republic of South Africa	12/20/23	1.000%(Q	)	3,000	1.289%	(19,383)	(90,536)	71,153	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q	)	1,400	3.934%	45,142	52,893	(7,751)	Deutsche Bank AG

See Notes to Financial Statements.

PGIM Global Total Return Fund     97

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/23	5.000%(Q	)	1,000	3.934%	$32,244	$20,567	$11,677	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q	)	2,100	4.174%	70,177	121,256	(51,079)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q	)	7,205	4.259%	241,187	(66,676)	307,863	Barclays Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q	)	1,000	4.259%	33,475	(34,414)	67,889	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q	)	7,390	4.341%	243,205	(143,121)	386,326	Barclays Bank PLC
Republic of Ukraine	12/20/25	1.000%(Q	)	5,000	4.341%	(679,996)	(596,160)	(83,836)	Morgan Stanley &Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q	)	2,000	4.341%	(271,999)	(242,227)	(29,772)	Morgan Stanley &Co. International PLC
Republic of Ukraine	12/20/25	1.000%(Q	)	2,000	4.341%	(271,999)	(245,815)	(26,184)	Morgan Stanley &Co. International PLC
Republic of Uruguay	06/20/21	1.000%(Q	)	400	0.698%	615	(334)	949	Citibank, N.A.
Republic of Uruguay	12/20/21	1.000%(Q	)	1,500	0.768%	3,916	(4,883)	8,799	Citibank, N.A.
Russian Federation	12/20/21	1.000%(Q	)	8,525	0.342%	45,850	(111,620)	157,470	Barclays Bank PLC
Russian Federation	12/20/21	1.000%(Q	)	3,000	0.342%	16,135	(40,576)	56,711	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q	)	7,350	0.476%	71,809	(7,577)	79,386	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q	)	7,000	0.512%	81,237	(57,397)	138,634	Morgan Stanley &Co. International PLC
Russian Federation	06/20/23	1.000%(Q	)	4,000	0.512%	46,421	(39,280)	85,701	Morgan Stanley &Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q	)	1,640	0.512%	$19,033	$(15,889)	$34,922	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q	)	1,200	1.101%	(5,243)	(95,020)	89,777	Barclays Bank PLC
Russian Federation	06/20/30	1.000%(Q	)	2,500	1.483%	(96,508)	(232,428)	135,920	HSBC Bank PLC
State of Illinois	06/20/21	1.000%(Q	)	10,000	0.974%	12,041	1,915	10,126	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q	)	2,725	1.115%	(2,026)	(47,560)	45,534	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q	)	2,800	1.355%	(30,957)	(122,540)	91,583	Goldman Sachs International
State of Illinois	06/20/28	1.000%(Q	)	1,000	1.721%	(42,060)	(88,743)	46,683	Citibank, N.A.
UBS Group AG	12/20/24	1.000%(Q	)EUR	8,600	0.531%	191,160	126,717	64,443	Bank of America, N.A.

						$5,743,471	$(4,059,539)	$9,803,010

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.33.V1	12/20/24	5.000	%(Q)	5,000	1.561%	$634,018	$679,651	$(45,633)	Citibank, N.A.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Global Total Return Fund     99

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
IDR 50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$378,090	$—	$378,090

Inflation swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(431,146)	$(431,146)
EUR 14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	295,764	295,764
7,780	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(226,930)	(226,930)

See Notes to Financial Statements.

Inflation swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements (cont’d):
3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$ (112,162)	$ (112,162)
11,100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(413,815)	(413,815)
13,365	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(126,329)	(126,329)
4,100	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(53,255)	(53,255)
8,250	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(96,028)	(96,028)
8,710	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(102,473)	(102,473)
5,270	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(59,155)	(59,155)
5,445	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(60,412)	(60,412)
4,480	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(44,619)	(44,619)
8,730	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(82,229)	(82,229)

				$—	$(1,512,789)	$(1,512,789)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(50)	$18,027	$18,077
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(30,898)	171,698	202,596

See Notes to Financial Statements.

PGIM Global Total Return Fund      101

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$249,151	$249,151
AUD	15,000	07/20/25	0.390%(S)	6 Month BBSW(2)(S)	—	(117,912)	(117,912)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	86	78,173	78,087
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	—	214,219	214,219
AUD	6,450	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	432,885	513,686	80,801
AUD	6,000	02/19/30	1.147%(S)	6 Month BBSW(2)(S)	(19)	(171,154)	(171,135)
AUD	5,000	03/20/30	1.200%(S)	6 Month BBSW(2)(S)	—	(134,247)	(134,247)
AUD	10,550	08/05/30	0.751%(S)	6 Month BBSW(2)(S)	(109)	(649,313)	(649,204)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	622,070	622,070
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	170,601	170,601
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(4,411)	440,345	444,756
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	133,272	944,892	811,620
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)	—	(40,932)	(40,932)
BRL	20,469	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(141,385)	(141,385)
BRL	81,380	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(563,806)	(563,806)
BRL	63,124	01/02/25	5.641%(T)	1 Day BROIS(2)(T)	—	(526,553)	(526,553)
BRL	27,355	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	93,456	93,456
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	1,271,360	1,271,360
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	1,264,017	1,264,017
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	1,896,526	1,896,526
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	454,101	454,101

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	$—	$2,180,481	$2,180,481
BRL	6,247	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	532,757	532,757
BRL	12,879	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(99,233)	(99,233)
BRL	36,574	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(280,046)	(280,046)
BRL	73,942	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(531,795)	(531,795)
BRL	56,887	01/04/27	6.540%(T)	1 Day BROIS(2)(T)	—	(375,056)	(375,056)
BRL	77,541	01/04/27	6.695%(T)	1 Day BROIS(2)(T)	—	(957,694)	(957,694)
BRL	94,482	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(739,523)	(739,523)
BRL	31,992	01/04/27	6.910%(T)	1 Day BROIS(2)(T)	—	(37,703)	(37,703)
BRL	31,229	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(37,389)	(37,389)
BRL	78,637	01/04/27	7.760%(T)	1 Day BROIS(2)(T)	—	556,232	556,232
BRL	28,290	01/02/29	7.150%(T)	1 Day BROIS(2)(T)	1,111	(256,854)	(257,965)
BRL	21,378	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(163,170)	(163,170)
BRL	33,888	01/02/29	7.570%(T)	1 Day BROIS(2)(T)	—	(286,582)	(286,582)
CAD	23,700	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(94,736)	544,667	639,403
CAD	51,805	04/03/25	0.970%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	139,173	(322,627)	(461,800)
CAD	25,000	05/01/25	0.758%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(103)	(321,640)	(321,537)

See Notes to Financial Statements.

PGIM Global Total Return Fund      103

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$89	$17,220	$17,131
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	67,194	176,425	109,231
CAD	2,500	12/03/38	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	97,903	142,242	44,339
CAD	1,550	12/03/48	2.800%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	266,413	89,045	(177,368)
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	20	(4,364)	(4,384)
CHF	14,500	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	55,769	515,880	460,111
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	134	(4,370)	(4,504)
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	49,700	49,700
CLP	3,010,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(48,288)	(48,288)
CLP	6,480,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(461,956)	(461,956)
CLP	3,094,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(30,319)	(30,319)
CLP	2,400,000	12/13/29	3.160%(S)	1 Day CLOIS(2)(S)	—	(43,807)	(43,807)
CLP	562,610	12/16/29	3.200%(S)	1 Day CLOIS(2)(S)	—	(7,880)	(7,880)
CLP	3,900,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(209,817)	(209,817)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)	—	(23,326)	(23,326)
CLP	4,500,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	(164,037)	(164,037)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)	—	(136,951)	(136,951)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	5,740,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	$—	$(735,387)	$(735,387)
CNH	52,500	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(432)	115,206	115,638
CNH	50,870	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	31	79,552	79,521
CNH	33,000	03/18/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	20	50,923	50,903
CNH	43,200	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	29	60,912	60,883
CNH	23,500	06/19/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	17	31,373	31,356
CNH	125,090	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	93	167,934	167,841
CNH	28,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33)	36,950	36,983
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(82)	89,828	89,910
CNH	24,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(16)	37,128	37,144
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(31)	79,152	79,183
CNH	9,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	10,035	10,040
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(254)	260,854	261,108
CNH	100,500	11/28/24	2.933%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,254)	155,869	159,123

See Notes to Financial Statements.

PGIM Global Total Return Fund      105

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	80,000	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(108)	$124,178	$124,286
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(36,994)	(36,994)
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(96)	(131,230)	(131,134)
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(16)	(40,366)	(40,350)
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	(40,836)	(40,829)
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(495)	(763,944)	(763,449)
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	48	(361,057)	(361,105)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(76)	(277,050)	(276,974)
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(186)	(58,229)	(58,043)
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(74)	(43,039)	(42,965)
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(150)	26,018	26,168
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	592	(186,545)	(187,137)
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	188,398	188,398
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(490)	(94,680)	(94,190)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(113)	$32,958	$33,071
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	50,442	50,442
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,231)	166,883	168,114
COP	57,000,000	11/05/25	3.170%(Q)	1 Day COOIS(2)(Q)	—	(659,128)	(659,128)
COP	23,700,000	12/14/25	3.265%(Q)	1 Day COOIS(2)(Q)	—	(275,798)	(275,798)
COP	15,800,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(233,449)	(233,449)
COP	27,120,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(88,055)	(88,055)
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	441,867	441,867
COP	27,041,260	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	496,316	477,112	(19,204)
COP	13,388,000	11/28/28	6.380%(Q)	1 Day COOIS(2)(Q)	—	300,224	300,224
COP	20,710,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	51,279	51,279
COP	21,300,000	02/13/30	5.100%(Q)	1 Day COOIS(2)(Q)	—	(69,383)	(69,383)
COP	7,740,000	07/13/30	4.205%(Q)	1 Day COOIS(2)(Q)	—	(183,405)	(183,405)
COP	19,006,000	09/17/30	4.321%(Q)	1 Day COOIS(2)(Q)	—	(410,975)	(410,975)
COP	113,100,000	03/26/31	5.221%(Q)	1 Day COOIS(2)(Q)	—	(579,410)	(579,410)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	34,102	34,102
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	80,280	80,280
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	172,101	172,101
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)	—	844,226	844,226
CZK	427,500	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(404,604)	(404,604)

See Notes to Financial Statements.

PGIM Global Total Return Fund      107

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	155,500	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	$139,131	$200,436	$61,305
CZK	364,670	01/28/30	1.588%(A)	6 Month PRIBOR(1)(S)	—	300,273	300,273
CZK	106,030	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(474,290)	(474,290)
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(5,582)	8,026	13,608
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	24	95,313	95,289
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	20	25,477	25,457
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	16	7,602	7,586
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	129,247	129,247
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	18,628	18,628
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	138	222,993	222,855
EUR	3,260	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	256,019	520,570	264,551
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	141	197,688	197,547
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(61,445)	173,371	234,816
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	145	59,003	58,858
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	146	57,085	56,939
EUR	13,770	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(1,325,576)	(1,383,711)	(58,135)
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	147	110,603	110,456
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	141	34,577	34,436
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	150	84,734	84,584
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	143	38,768	38,625
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	142	242,059	241,917

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	$461	$248,662	$248,201
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(11,798)	309,455	321,253
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	10,759	321,426	310,667
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	179	857,451	857,272
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,589	613,341	611,752
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	178,226	178,226
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	243,577	243,577
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(88,029)	564,257	652,286
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(57,563)	614,391	671,954
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	479,453	479,453
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(354,758)	1,735,583	2,090,341
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	42,194	671,510	629,316
EUR	2,155	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	176,597	289,014	112,417
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	155	39,710	39,555
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	155	37,334	37,179
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	156	107,813	107,657
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	163	269,538	269,375
EUR	3,505	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	(328,846)	(328,846)
EUR	365	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	64,098	59,762	(4,336)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(170,619)	699,584	870,203
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(130,391)	155,998	286,389

See Notes to Financial Statements.

PGIM Global Total Return Fund      109

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	3,000	05/11/45	1.150%(A)	1 Day EONIA(2)(A)	$616,914	$614,233	$(2,681)
EUR	24,475	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)	—	(910,192)	(910,192)
EUR	1,000	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(5,088)	146,853	151,941
EUR	9,135	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	636,423	2,834,357	2,197,934
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	19	8,560	8,541
GBP	29,797	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(113,704)	(113,704)
GBP	2,320	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(85,429)	(128,756)	(43,327)
GBP	20,830	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	1,103,533	1,233,196	129,663
GBP	5,890	04/30/40	0.219%(A)	1 Day SONIA(2)(A)	(30)	(1,084,876)	(1,084,846)
GBP	4,710	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(780,460)	(392,886)	387,574
GBP	9,280	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	1,948,765	921,000	(1,027,765)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)	726,080	384,155	(341,925)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(35)	(785,699)	(785,664)
HKD	95,120	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(535)	(385,748)	(385,213)
HUF	4,636,000	01/23/25	1.095%(A)	6 Month BUBOR(2)(S)	(22,276)	(368,034)	(345,758)
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	11,762	10,532	(1,230)
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	31	392,300	392,269
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	1,015,021	1,015,021
HUF	1,677,900	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(253,118)	(253,118)
HUF	2,516,000	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(772,101)	(772,101)
HUF	499,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(111,126)	(111,126)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	4,674,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	$(252,145)	$(896,537)	$(644,392)
HUF	5,500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)	—	(118,130)	(118,130)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(555)	(8,043)	(7,488)
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(306)	(147)	159
JPY	1,000,000	01/08/22	(0.120)%(S)	6 Month JPY LIBOR(2)(S)	—	(6,341)	(6,341)
JPY	2,000,000	01/08/22	(0.100)%(S)	6 Month JPY LIBOR(2)(S)	—	(8,991)	(8,991)
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(32,734)	176,557	209,291
JPY	950,000	01/15/25	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	6,790	6,790
JPY	9,000,000	03/02/26	0.029%(S)	6 Month JPY LIBOR(2)(S)	—	118,100	118,100
JPY	2,000,000	01/04/27	(0.033)%(S)	6 Month JPY LIBOR(2)(S)	—	(52,507)	(52,507)
JPY	2,100,000	05/06/27	0.020%(S)	6 Month JPY LIBOR(2)(S)	—	(8,562)	(8,562)
JPY	1,800,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	(59,403)	(59,403)
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	38,275	118,012	79,737
JPY	2,500,000	03/22/29	0.068%(S)	6 Month JPY LIBOR(2)(S)	—	(5,093)	(5,093)
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	4	44,543	44,539
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	8	77,085	77,077
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	8	74,802	74,794
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,025)	152,564	153,589
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	321,471	499,317	177,846
JPY	300,000	07/02/30	0.047%(S)	6 Month JPY LIBOR(2)(S)	—	(14,337)	(14,337)
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	21	34,749	34,728

See Notes to Financial Statements.

PGIM Global Total Return Fund      111

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	$22	$47,439	$47,417
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	12	(8,817)	(8,829)
JPY	700,000	08/05/31	0.026%(S)	6 Month JPY LIBOR(2)(S)	—	(73,746)	(73,746)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	20	21,072	21,052
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	11	9,723	9,712
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	10	20,288	20,278
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	22	33,864	33,842
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	39	41,894	41,855
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	65,399	65,399
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	53,312	53,312
JPY	1,200,000	05/19/32	0.023%(S)	6 Month JPY LIBOR(2)(S)	—	(167,050)	(167,050)
JPY	800,000	05/29/32	0.016%(S)	6 Month JPY LIBOR(2)(S)	—	(117,884)	(117,884)
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	43,292	43,292
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	21,755	21,755
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(22,127)	318,499	340,626
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	72,703	244,666	171,963
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	7	92,337	92,330
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	26	288,924	288,898
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	6	45,387	45,381
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	13	140,767	140,754
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	34	390,441	390,407

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	$17	$185,383	$185,366
JPY	350,000	05/07/35	0.073%(S)	6 Month JPY LIBOR(2)(S)	—	(78,595)	(78,595)
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	10	67,612	67,602
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	8	15,908	15,900
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	15	28,836	28,821
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	9	(3,501)	(3,510)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	37	29,874	29,837
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	18	30,253	30,235
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	42	251,402	251,360
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	16	76,304	76,288
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	26	138,780	138,754
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	30	172,156	172,126
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	15	84,617	84,602
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	56,012	56,012
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	13,151	158,503	145,352
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	110,262	110,262
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	45,761	45,761
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	116,332	116,332
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	75,983	75,983
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	38,441	38,441
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	39,673	39,673

See Notes to Financial Statements.

PGIM Global Total Return Fund      113

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	$—	$60,433	$60,433
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	55,449	55,449
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	158,539	158,539
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	65,530	65,530
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	88,054	88,054
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	263,867	263,867
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	93,499	93,499
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	197,592	197,592
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	226,207	226,207
JPY	900,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	136,754	612,459	475,705
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	177,799	177,799
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	406,921	406,921
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	537,281	537,281
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	335,770	335,770
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(43,562)	954,545	998,107
JPY	600,000	08/10/38	0.822%(S)	6 Month JPY LIBOR(2)(S)	—	460,802	460,802
JPY	2,430,385	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	548,530	1,026,650	478,120
JPY	480,000	11/27/39	0.258%(S)	6 Month JPY LIBOR(2)(S)	—	(87,465)	(87,465)
JPY	969,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	608,741	474,385	(134,356)
JPY	1,200,000	01/08/40	0.230%(S)	6 Month JPY LIBOR(2)(S)	—	(286,120)	(286,120)
JPY	1,500,000	01/08/40	0.250%(S)	6 Month JPY LIBOR(2)(S)	—	(306,230)	(306,230)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	745,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	$—	$(191,005)	$(191,005)
JPY	800,000	03/25/40	0.171%(S)	6 Month JPY LIBOR(2)(S)	—	(285,156)	(285,156)
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	129,469	129,469
JPY	2,000,000	10/23/45	0.333%(S)	6 Month JPY LIBOR(2)(S)	—	(648,174)	(648,174)
JPY	775,000	04/12/46	0.496%(S)	6 Month JPY LIBOR(2)(S)	—	14,178	14,178
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	17,638	17,638
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	26,946	26,946
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	526,849	526,849
JPY	500,000	05/29/50	0.186%(S)	6 Month JPY LIBOR(2)(S)	—	(441,035)	(441,035)
JPY	500,000	08/26/50	0.334%(S)	6 Month JPY LIBOR(2)(S)	—	(259,901)	(259,901)
JPY	1,000,000	12/16/50	0.338%(S)	6 Month JPY LIBOR(2)(S)	—	(513,706)	(513,706)
JPY	1,200,000	02/08/51	0.467%(S)	6 Month JPY LIBOR(2)(S)	—	(225,390)	(225,390)
JPY	1,650,000	03/30/51	0.520%(S)	6 Month JPY LIBOR(2)(S)	—	(99,006)	(99,006)
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)	(25)	(425,308)	(425,283)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	611,984	581,726	(30,258)
KRW	3,120,000	10/18/29	1.313%(Q)	3 Month KWCDC(2)(Q)	9	(82,985)	(82,994)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)	22	(297,420)	(297,442)
KRW	2,455,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	2	(121,824)	(121,826)
KRW	10,000,000	07/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	(45)	(565,003)	(564,958)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)	—	(192,744)	(192,744)
MXN	391,310	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(905)	26,632	27,537

See Notes to Financial Statements.

PGIM Global Total Return Fund      115

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$91,576	$91,576
MXN	305,790	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	75,947	1,616,481	1,540,534
MXN	271,000	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(142)	(1,084,693)	(1,084,551)
MXN	110,000	11/29/30	5.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(553,504)	(553,504)
MXN	15,290	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(26)	(86,780)	(86,754)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(1,795)	40,879	42,674
NOK	170,000	11/25/25	0.770%(A)	6 Month NIBOR(2)(S)	—	(482,665)	(482,665)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	13,820	118,048	104,228
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	26,299	26,299
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	103,821	103,821
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	—	155,930	155,930
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)	—	38,908	38,908
NOK	137,700	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	—	(739,531)	(739,531)
NOK	130,000	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(568,383)	(568,383)
NOK	100,000	04/27/31	1.704%(A)	6 Month NIBOR(2)(S)	—	(79,227)	(79,227)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	31,066	31,066
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(34,368)	91,646	126,014
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	16,774	167,258	150,484
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	1,465	146,735	145,270

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	$—	$95,392	$95,392
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	54,677	334,605	279,928
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	428,442	428,442
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	534,319	534,319
NZD	9,250	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	110,131	110,131
NZD	9,000	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	—	(263,725)	(263,725)
NZD	51,390	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	776,897	1,078,823	301,926
PLN	73,670	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	1,055,802	1,055,802
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(213,699)	113,607	327,306
PLN	60,110	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	883,203	883,203
PLN	18,100	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	16,591	159,313	142,722
PLN	83,750	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	857,873	857,873
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	646,169	646,169
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	98,795	98,795
PLN	31,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(233,891)	(554,789)	(320,898)
PLN	104,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)	—	(681,985)	(681,985)
PLN	6,080	04/06/31	1.875%(A)	6 Month WIBOR(2)(S)	—	(11,201)	(11,201)
PLN	6,215	04/14/31	1.778%(A)	6 Month WIBOR(2)(S)	—	(27,162)	(27,162)
PLN	13,000	04/20/31	1.725%(A)	6 Month WIBOR(2)(S)	—	(74,858)	(74,858)
PLN	6,375	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(27,693)	(27,693)
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	4	190	186

See Notes to Financial Statements.

PGIM Global Total Return Fund      117

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	$(128)	$7,179	$7,307
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	15	22,243	22,228
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	59,069	59,069
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	41,492	41,492
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	14,302	92,502	78,200
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	13	21,583	21,570
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	15	43,482	43,467
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	24	72,599	72,575
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	77,542	77,542
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	342,412	342,412
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	49,294	49,294
SEK	33,000	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	42,628	185,427	142,799
SEK	40,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(24,463)	(24,463)
SEK	16,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(80,155)	(80,155)
SEK	30,000	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	—	(65,984)	(65,984)
SEK	78,000	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(78,918)	(78,918)
SEK	70,000	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	—	(319,694)	(319,694)
SEK	100,000	04/13/31	0.763%(A)	3 Month STIBOR(2)(Q)	—	(57,345)	(57,345)
SGD	10,240	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	323,085	323,085
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	518,510	518,510
SGD	6,000	04/02/29	2.170%(S)	6 Month SIBOR(2)(S)	—	246,419	246,419

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	3,610	10/21/29	1.685%(S)	6 Month SIBOR(2)(S)	$—	$34,899	$34,899
THB	173,600	04/28/30	1.020%(S)	6 Month BKIBOR(2)(S)	—	(223,039)	(223,039)
THB	72,900	06/25/30	0.990%(S)	6 Month BKIBOR(2)(S)	—	(101,359)	(101,359)
THB	200,200	07/03/30	1.028%(S)	6 Month BKIBOR(2)(S)	—	(259,186)	(259,186)
	94,722	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(300,367)	(300,367)
	139,100	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(251,032)	(251,032)
	93,105	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(228,653)	(228,653)
	187,500	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	154,832	289,255	134,423
	219,110	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	28,438	28,438
	161,520	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	603,316	603,316
	135,215	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	521,531	521,531
	199,767	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	822,318	822,318
	204,255	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	844,170	844,170
	88,904	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(3,864,866)	(3,864,866)
	4,980	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(641,607)	(641,607)
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(204)	150,073	150,277
ZAR	665,000	02/28/24	7.475%(Q)	3 Month JIBAR(1)(Q)	—	(3,562,953)	(3,562,953)
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	12	153,609	153,597
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(122)	164,185	164,307
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	41	508,277	508,236
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	202,105	202,105

See Notes to Financial Statements.

PGIM Global Total Return Fund      119

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	$ (1,003)	$ 131,664	$ 132,667
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	563	985,733	985,170
ZAR	200,000	02/28/29	8.035%(Q)	3 Month JIBAR(2)(Q)	—	966,304	966,304
ZAR	46,800	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(195)	131,059	131,254
ZAR	140,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	268,355	268,355
ZAR	30,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(194)	102,255	102,449
ZAR	344,070	03/26/30	9.200%(Q)	3 Month JIBAR(2)(Q)	(6,814)	3,122,642	3,129,456
ZAR	56,000	05/06/30	7.650%(Q)	3 Month JIBAR(2)(Q)	(449)	112,537	112,986
ZAR	112,000	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(1,249)	(239,764)	(238,515)
ZAR	300,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(109,349)	(777,224)	(667,875)
ZAR	126,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(4,627)	103,547	108,174
ZAR	208,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(5,860)	92,319	98,179
ZAR	213,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(6,049)	(77,423)	(71,374)

					$ 6,737,817	$25,742,366	$19,004,549

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$319,107	$—	$319,107	Morgan Stanley & Co. International PLC
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	12,158	—	12,158	Morgan Stanley & Co. International PLC
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	285,224	—	285,224	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	$96,432	$—	$96,432	Morgan Stanley & Co. International PLC
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	243,964	—	243,964	Morgan Stanley & Co. International PLC
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	119,395	—	119,395	Morgan Stanley & Co. International PLC
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	179,796	—	179,796	Citibank, N.A.
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	265,590	—	265,590	Citibank, N.A.
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	27,568	3	27,565	Citibank, N.A.
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	122,385	—	122,385	Morgan Stanley & Co. International PLC
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	311,782	—	311,782	Morgan Stanley & Co. International PLC
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	223,210	—	223,210	Morgan Stanley & Co. International PLC
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	85,466	—	85,466	Morgan Stanley & Co. International PLC
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	99,172	—	99,172	Morgan Stanley & Co. International PLC
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	101,214	—	101,214	Morgan Stanley & Co. International PLC
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	160,836	—	160,836	Morgan Stanley & Co. International PLC
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	64,948	—	64,948	Citibank, N.A.
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	66,232	—	66,232	Citibank, N.A.
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	138,771	—	138,771	Credit Suisse International
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	48,641	—	48,641	JPMorgan Chase Bank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return Fund      121

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	$100,882	$—	$100,882	Citibank, N.A.
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	71,649	—	71,649	Barclays Bank PLC
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	161,798	—	161,798	Citibank, N.A.
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	74,914	—	74,914	Citibank, N.A.
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	65,721	—	65,721	Citibank, N.A.
ILS	37,240	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(263,688)	—	(263,688)	Goldman Sachs International
ILS	22,800	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(137,053)	—	(137,053)	Morgan Stanley & Co. International PLC
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	114,328	—	114,328	BNP Paribas S.A.
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	1,092,384	—	1,092,384	JPMorgan Chase Bank, N.A.
ILS	8,050	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	151,367	—	151,367	HSBC Bank PLC
ILS	12,160	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	130,270	(2,823)	133,093	Citibank, N.A.
ILS	5,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(25,003)	—	(25,003)	Goldman Sachs International
ILS	19,790	12/09/29	0.813%(A)	3 Month TELBOR(2)(Q)	(160,349)	—	(160,349)	Goldman Sachs International
ILS	31,310	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(414,215)	(266)	(413,949)	Goldman Sachs International
ILS	25,300	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(211,797)	—	(211,797)	Goldman Sachs International
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	53,918	—	53,918	HSBC Bank PLC
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	13,848	—	13,848	HSBC Bank PLC
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	7,499	—	7,499	JPMorgan Chase Bank, N.A.
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	67,793	(94)	67,887	Morgan Stanley & Co. International PLC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	34,279	—	34,279	Citibank, N.A.

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	$(847)	$(9)	$(838)	JPMorgan Chase Bank, N.A.
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	34,768	—	34,768	Morgan Stanley & Co. International PLC
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(15,144)	—	(15,144)	Citibank, N.A.
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	6,748	—	6,748	JPMorgan Chase Bank, N.A.
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	114,669	—	114,669	Morgan Stanley & Co. International PLC
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	24,043	—	24,043	Citibank, N.A.
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(10,368)	(424)	(9,944)	Morgan Stanley & Co. International PLC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	32,955	(6)	32,961	Morgan Stanley & Co. International PLC
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	60,271	18	60,253	Morgan Stanley & Co. International PLC
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	22,569	9	22,560	Morgan Stanley & Co. International PLC
RUB	1,846,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(554,284)	—	(554,284)	Morgan Stanley & Co. International PLC
RUB	1,960,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(385,020)	—	(385,020)	Morgan Stanley & Co. International PLC
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	129,455	—	129,455	Morgan Stanley & Co. International PLC
THB	60,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	59,450	—	59,450	Morgan Stanley & Co. International PLC
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	62,760	—	62,760	Citibank, N.A.
THB	173,000	05/07/25	0.795%(S)	6 Month BKIBOR(2)(S)	(9,082)	20	(9,102)	HSBC Bank PLC

See Notes to Financial Statements.

PGIM Global Total Return Fund      123

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
THB	23,000	05/29/30	1.000%(S)	6 Month BKIBOR(2)(S)	$ (30,715)	$ —	$ (30,715)	Goldman Sachs International
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(231,485)	—	(231,485)	Citibank, N.A.
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(378,557)	—	(378,557)	Citibank, N.A.
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	310,895	—	310,895	Citibank, N.A.
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	528,400	—	528,400	Citibank, N.A.

					$3,671,917	$(3,572)	$3,675,489

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$2,969,167	$(6,428,168)	$21,514,342	$(7,905,301)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$21,990,000	$63,861,457
J.P. Morgan Securities LLC	1,990,092	44,527,376

Total	$23,980,092	$108,388,833

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Asset-Backed Securities
Canada	$—	$1,971,214	$—
Cayman Islands	—	294,270,787	—
Ireland	—	323,464,703	—
Netherlands	—	21,637,071	—
Spain	—	7,017,426	—
United Kingdom	—	17,297,788	—
United States	—	164,031,443	—
Bank Loans
Germany	—	3,932,706	—
United Kingdom	—	25,234,052	—
United States	—	2,971,346	—
Commercial Mortgage-Backed Securities
Canada	—	1,848,099	—
Ireland	—	760,622	—
United Kingdom	—	689,352	—
United States	—	381,332,877	—
Corporate Bonds
Australia	—	3,660,730	—
Belgium	—	4,911,942	—
Brazil	—	40,579,129	—
Canada	—	45,482,357	—
China	—	51,287,376	—
Denmark	—	15,124,740	—
France	—	133,281,974	—
Germany	—	46,052,223	—
Hong Kong	—	12,001,505	—
Hungary	—	5,240,965	—
Iceland	—	5,927,580	—
India	—	10,974,818	—
Indonesia	—	11,710,101	—
Israel	—	28,669,980	—
Italy	—	9,693,678	—
Jamaica	—	10,425,371	—
Japan	—	8,769,419	—
Kazakhstan	—	11,907,462	—
Luxembourg	—	20,042,739	—
Mexico	—	54,513,949	—
Netherlands	—	41,634,628	—
Norway	—	12,209,764	—
Peru	—	1,453,692	—
Philippines	—	4,966,832	—
Poland	—	7,567,279	—
Portugal	—	33,421,244	—
Qatar	—	6,460,576	—
Russia	—	40,909,471	—

See Notes to Financial Statements.

PGIM Global Total Return Fund      125

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Singapore	$—	$6,856,501	$—
South Africa	—	9,140,008	—
South Korea	—	34,341,523	—
Spain	—	38,076,341	—
Supranational Bank	—	67,205,199	—
Switzerland	—	27,436,108	—
Tunisia	—	573,476	—
Ukraine	—	1,336,180	—
United Arab Emirates	—	49,879,715	—
United Kingdom	—	193,286,325	—
United States	—	1,120,932,544	6,000,000
Residential Mortgage-Backed Securities
Bermuda	—	52,872,695	—
Ireland	—	12,630,525	—
United Kingdom	—	18,090,684	—
United States	—	125,800,691	26,148,029
Sovereign Bonds
Albania	—	2,547,700	—
Argentina	—	2,726,310	—
Australia	—	1,393,488	—
Austria	—	15,537,612	—
Belgium	—	2,235,104	—
Brazil	—	60,807,797	—
Bulgaria	—	16,301,207	—
Canada	—	25,605,324	—
Chile	—	3,980,323	—
China	—	67,029,633	—
Colombia	—	77,709,837	—
Croatia	—	18,776,688	—
Cyprus	—	62,536,306	—
Denmark	—	4,667,923	—
Dominican Republic	—	1,405,220	—
Egypt	—	2,791,487	—
Finland	—	4,727,175	—
France	—	29,545,737	—
Greece	—	154,583,789	—
Guernsey	—	10,153,157	—
Hong Kong	—	2,030,295	—
Hungary	—	29,757,314	—
Iceland	—	6,468,290	—
India	—	22,444,483	—
Indonesia	—	89,695,667	—
Isle of Man	—	24,827,989	—
Israel	—	14,055,980	—
Italy	—	258,068,201	—
Japan	—	31,447,964	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
Jersey	$—	$1,653,083	$—
Kazakhstan	—	20,837,847	—
Lithuania	—	245,110	—
Macedonia	—	5,559,053	—
Malaysia	—	2,014,768	—
Mexico	—	73,996,766	—
Montenegro	—	889,256	—
New Zealand	—	7,403,210	—
Norway	—	3,102,636	—
Panama	—	20,991,349	—
Peru	—	70,750,454	—
Philippines	—	71,800,252	—
Portugal	—	91,487,494	—
Qatar	—	9,924,647	—
Romania	—	27,225,322	—
Russia	—	40,731,684	—
Saudi Arabia	—	25,810,443	—
Serbia	—	45,576,562	—
Singapore	—	394,724	—
Slovenia	—	8,946,744	—
South Africa	—	9,423,896	—
South Korea	—	6,155,992	—
Spain	—	144,876,967	—
Sweden	—	2,652,151	—
Thailand	—	1,694,285	—
Turkey	—	7,209,055	—
Ukraine	—	60,017,619	—
United Arab Emirates	—	26,687,162	—
United Kingdom	—	37,420,678	—
Uruguay	—	3,860,389	—
U.S. Government Agency Obligations	—	67,984,925	—
U.S. Treasury Obligations	—	21,631,995	—
Common Stocks	9,614,778	53,683	551,662
Preferred Stock	108,560	—	—
Affiliated Mutual Funds	65,213,270	—	—
Options Purchased	—	4,430,134	—

Total	$74,936,608	$5,651,097,860	$32,699,691

Liabilities
Options Written	$—	$(4,458,375)	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,874,468	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	38,316,129	—

See Notes to Financial Statements.

PGIM Global Total Return Fund      127

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
OTC Cross Currency Exchange Contracts	$—	$30,563,904	$—
OTC Packaged Credit Default Swap Agreements	—	4,514,607	—
Centrally Cleared Credit Default Swap Agreement	—	81,408	—
OTC Credit Default Swap Agreements	—	8,311,015	542
OTC Currency Swap Agreement	—	378,090	—
Centrally Cleared Inflation Swap Agreement	—	295,764	—
Centrally Cleared Interest Rate Swap Agreements	—	62,555,507	—
OTC Interest Rate Swap Agreements	—	6,499,524	—

Total	$2,874,468	$151,515,948	$542

Liabilities
Futures Contracts	$(16,799,704)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(42,529,060)	—
OTC Cross Currency Exchange Contracts	—	(24,075,187)	—
OTC Packaged Credit Default Swap Agreements	—	(4,535,025)	—
Centrally Cleared Credit Default Swap Agreement	—	(344,716)	—
OTC Credit Default Swap Agreements	—	(2,191,106)	—
Centrally Cleared Inflation Swap Agreements	—	(1,808,553)	—
Centrally Cleared Interest Rate Swap Agreements	—	(43,550,958)	—
OTC Interest Rate Swap Agreements	—	(2,827,607)	—

Total	$(16,799,704)	$(121,862,212)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Canada	Asset-Backed Securities- Ireland	Asset-Backed Securities- United States	Corporate Bonds
Balance as of 10/31/20	300,385	$9,904,475	$1,277,058	$1,251,985
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—
Purchases/Exchanges/Issuances	—	—	—	6,000,000
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(300,385)	(9,904,475)	(1,277,058)	(1,251,985)

Balance as of 04/30/21	$—	$—	$—	$6,000,000

See Notes to Financial Statements.

	Asset-Backed Securities- Canada	Asset-Backed Securities- Ireland	Asset-Backed Securities- United States	Corporate Bonds

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$—	$—

	Residential Mortgage-Backed Securities	Common Stocks	OTC Credit Default Swap Agreements

Balance as of 10/31/20	$33,497,134	$—	$2,184
Realized gain (loss)	—	(25)	34,996
Change in unrealized appreciation (depreciation)	96,585	(198,313)	542
Purchases/Exchanges/Issuances	18,530,000	750,000	—
Sales/Paydowns	(25,975,690)	—	(37,180)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 04/30/21	$26,148,029	$551,662	$542

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$96,585	$(198,313)	$542

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2021	Valuation Methodology	Unobservable Inputs

Corporate Bonds	$ 6,000,000	Market Approach	Discounted Yield Curve Spread
Residential Mortgage-Backed Securities	26,148,029	Market Approach	Single Broker Indicative Quote
Common Stocks	551,662	Market Approach	Estimated EBITDA
OTC Credit Default Swap Agreements	542	Market Approach	Single Broker Indicative Quote

	$32,700,233

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Asset-Backed Securities - Canada	$300,385	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities - Ireland	$9,904,475	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities - United States	$1,277,058	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

See Notes to Financial Statements.

PGIM Global Total Return Fund      129

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Investments in Securities	Amount Transferred	Level Transfer	Logic

Corporate Bonds	$1,251,985	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	32.4%
Banks	11.6
Collateralized Loan Obligations	11.4
Commercial Mortgage-Backed Securities	6.7
Residential Mortgage-Backed Securities	4.4
Oil & Gas	2.8
Electric	2.7
Telecommunications	2.1
Real Estate Investment Trusts (REITs)	1.6
Transportation	1.6
Media	1.4
Foods	1.3
U.S. Government Agency Obligations	1.2
Multi-National	1.2
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	1.1
Diversified Financial Services	1.1
Commercial Services	1.1
Pharmaceuticals	1.1
Insurance	1.0
Retail	0.9
Student Loans	0.8
Healthcare-Products	0.8
Automobiles	0.7
Chemicals	0.6
Consumer Loans	0.6
Auto Manufacturers	0.5
Entertainment	0.5
Packaging & Containers	0.5
Healthcare-Services	0.5
U.S. Treasury Obligations	0.4
Software	0.4
Pipelines	0.3
Credit Cards	0.3
Electrical Components & Equipment	0.3
Semiconductors	0.3
Iron/Steel	0.3

Engineering & Construction	0.3%
Other	0.3
Agriculture	0.3
Home Builders	0.2
Electronics	0.2
Machinery-Diversified	0.2
Airlines	0.2
Lodging	0.2
Oil, Gas & Consumable Fuels	0.2
Internet	0.2
Gas	0.2
Mining	0.1
Auto Parts & Equipment	0.1
Real Estate	0.1
Miscellaneous Manufacturing	0.1
Aerospace & Defense	0.1
Beverages	0.1
Building Materials	0.1
Options Purchased	0.1
Home Equity Loans	0.0	*
Household Products/Wares	0.0	*
Oil & Gas Services	0.0	*
Computers	0.0	*
Housewares	0.0	*
Holding Companies-Diversified	0.0	*
Biotechnology	0.0	*
Gas Utilities	0.0	*
Office/Business Equipment	0.0	*
Forest Products & Paper	0.0	*

	99.8
Options Written	(0.1)
Other assets in excess of liabilities	0.3

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$ 81,408*		Due from/to broker-variation margin swaps	$ 344,716*
Credit contracts	Premiums paid for OTC swap agreements	2,969,117		Premiums received for OTC swap agreements	6,424,546
Credit contracts	Unaffiliated investments	78,950		Options written outstanding, at value	107,192
Credit contracts	Unrealized appreciation on OTC swap agreements	14,633,835		Unrealized depreciation on OTC swap agreements	5,078,373
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	2,087,161*
Foreign exchange contracts	Unaffiliated investments	4,351,184		Options written outstanding, at value	4,351,183
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	30,563,904		Unrealized depreciation on OTC cross currency exchange contracts	24,075,187
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	38,316,129		Unrealized depreciation on OTC forward foreign currency exchange contracts	42,529,060
Interest rate contracts	Due from/to broker-variation margin futures	2,874,468	*	Due from/to broker-variation margin futures	14,712,543	*
Interest rate contracts	Due from/to broker-variation margin swaps	62,851,271	*	Due from/to broker-variation margin swaps	45,359,511	*
Interest rate contracts	Premiums paid for OTC swap agreements	50		Premiums received for OTC swap agreements	3,622
Interest rate contracts	Unrealized appreciation on OTC swap agreements	6,880,507		Unrealized depreciation on OTC swap agreements	2,826,928

		$163,600,823			$147,900,022

See Notes to Financial Statements.

PGIM Global Total Return Fund      131

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(2,420)	$(9,853)	$—	$—	$13,195,880
Foreign exchange contracts	(244,877,331)	231,353,098	(9,162,151)	5,980,120	—
Interest rate contracts	—	—	(127,013,350)	—	12,155,023

Total	$(244,879,751)	$231,343,245	$(136,175,501)	$5,980,120	$25,350,903

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(195,994)	$317,417	$—	$—	$2,516,374
Foreign exchange contracts	(21,450,139)	34,029,094	(2,204,430)	(20,749,130)	—
Interest rate contracts	—	—	19,404,058	—	(63,563,250)

Total	$(21,646,133)	$34,346,511	$17,199,628	$(20,749,130)	$(61,046,876)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)

$176,841,197	$6,837,532,758	$1,499,498,542	$3,382,422,796	$1,840,017,183

Forward Foreign Currency Exchange Contracts - Sold(3)	Cross Currency Exchange Contracts(4)	Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)

$1,741,897,495	$272,186,722	$67,454,200	$4,022,834,358

Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)

$301,552,628	$831,239,778	$22,857,165

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$60,568,794	$(60,568,794)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$14,247,526	$(12,863,573)	$ 1,383,953	$ (1,264,259)	$119,694

See Notes to Financial Statements.

PGIM Global Total Return Fund      133

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Barclays Bank PLC	$4,052,125	$(11,307,550)	$(7,255,425)	$7,255,425	$—
BNP Paribas S.A.	1,588,157	(3,885,787)	(2,297,630)	2,297,630	—
Citibank, N.A.	34,352,737	(8,855,819)	25,496,918	(25,496,918)	—
Credit Suisse International	496,090	(220,818)	275,272	(260,000)	15,272
Deutsche Bank AG	8,621,943	(19,765,762)	(11,143,819)	11,055,793	(88,026)
Goldman Sachs International	8,055,842	(6,491,114)	1,564,728	(1,084,880)	479,848
HSBC Bank PLC	3,872,922	(1,732,860)	2,140,062	(880,000)	1,260,062
JPMorgan Chase Bank, N.A.	6,747,166	(4,985,991)	1,761,175	(1,633,000)	128,175
Morgan Stanley & Co. International PLC	15,265,096	(15,245,554)	19,542	—	19,542
The Toronto-Dominion Bank	357,612	(41,263)	316,349	(270,000)	46,349
UBS AG	136,460	—	136,460	(84,724)	51,736

	$97,793,676	$(85,396,091)	$12,397,585	$(10,364,933)	$2,032,652

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets

Investments at value, including securities on loan of $60,568,794:
Unaffiliated investments (cost $5,528,467,363)	$5,693,520,889
Affiliated investments (cost $65,191,735)	65,213,270
Cash	111,177
Foreign currency, at value (cost $11,545,180)	11,542,714
Cash segregated for counterparty - OTC	17,760,000
Dividends and interest receivable	50,150,969
Unrealized appreciation on OTC forward foreign currency exchange contracts	38,316,129
Unrealized appreciation on OTC cross currency exchange contracts	30,563,904
Receivable for Fund shares sold	25,612,327
Deposit with broker for centrally cleared/exchange-traded derivatives	23,980,092
Unrealized appreciation on OTC swap agreements	21,514,342
Receivable for investments sold	16,764,880
Premiums paid for OTC swap agreements	2,969,167
Due from broker—variation margin futures	218,870
Tax reclaim receivable	39,544
Prepaid expenses and other assets	1,006,136

Total Assets	5,999,284,410

Liabilities
Payable to broker for collateral for securities on loan	63,338,984
Payable for investments purchased	47,529,661
Unrealized depreciation on OTC forward foreign currency exchange contracts	42,529,060
Payable for Fund shares purchased	24,921,088
Unrealized depreciation on OTC cross currency exchange contracts	24,075,187
Unrealized depreciation on OTC swap agreements	7,905,301
Premiums received for OTC swap agreements	6,428,168
Options written outstanding, at value (premiums received $51,544,119)	4,458,375
Management fee payable	2,274,724
Dividends payable	745,656
Accrued expenses and other liabilities	418,992
Due to broker—variation margin swaps	348,604
Distribution fee payable	111,290
Affiliated transfer agent fee payable	75,814
Affiliated shareholder servicing fees payable	875

Total Liabilities	225,161,779

Net Assets	$5,774,122,631

Net assets were comprised of:
Common stock, at par	$8,414,999
Paid-in capital in excess of par	5,814,299,204
Total distributable earnings (loss)	(48,591,572)

Net assets, April 30, 2021	$5,774,122,631

See Notes to Financial Statements.

PGIM Global Total Return Fund      135

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A

Net asset value and redemption price per share, ($343,185,199 ÷ 50,403,448 shares of common stock issued and outstanding)	$6.81
Maximum sales charge (3.25% of offering price)	0.23

Maximum offering price to public	$7.04

Class C

Net asset value, offering price and redemption price per share, ($45,321,865 ÷ 6,669,604 shares of common stock issued and outstanding)	$6.80

Class Z

Net asset value, offering price and redemption price per share, ($2,908,521,752 ÷ 424,870,199 shares of common stock issued and outstanding)	$6.85

Class R2

Net asset value, offering price and redemption price per share, ($19,885,530 ÷ 2,885,254 shares of common stock issued and outstanding)	$6.89

Class R4

Net asset value, offering price and redemption price per share, ($13,391,388 ÷ 1,941,295 shares of common stock issued and outstanding)	$6.90

Class R6

Net asset value, offering price and redemption price per share, ($2,443,816,897 ÷ 354,730,095 shares of common stock issued and outstanding)	$6.89

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Interest income (net of $1,548 foreign withholding tax)	$63,034,397
Affiliated dividend income	143,325
Unaffiliated dividend income	111,799
Income from securities lending, net (including affiliated income of $31,811)	79,876

Total income	63,369,397

Expenses
Management fee	12,660,701
Distribution fee(a)	681,159
Shareholder servicing fees (including affiliated expense of $5,314)(a)	15,346
Transfer agent’s fees and expenses (including affiliated expense of $168,605)(a)	1,600,096
Custodian and accounting fees	433,096
Registration fees(a)	173,486
Shareholders’ reports	86,831
SEC registration fees	51,476
Audit fee	34,241
Directors’ fees	32,475
Legal fees and expenses	17,829
Miscellaneous	34,792

Total expenses	15,821,528
Less: Fee waiver and/or expense reimbursement(a)	(49,825)

Net expenses	15,771,703

Net investment income (loss)	47,597,694

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,294))	(240,819,742)
Futures transactions	(136,175,501)
Forward and cross currency contract transactions	5,980,120
Options written transactions	231,343,245
Swap agreement transactions	25,350,903
Foreign currency transactions	7,310,756

(107,010,219)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,543))	43,566,308
Futures	17,199,628
Forward and cross currency contracts	(20,749,130)
Options written	34,346,511
Swap agreements	(61,046,876)
Foreign currencies	375,972

13,692,413

Net gain (loss) on investment and foreign currency transactions	(93,317,806)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(45,720,112)

See Notes to Financial Statements.

PGIM Global Total Return Fund      137

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	422,704	234,118	—	24,337	—	—
Shareholder servicing fees	—	—	—	9,735	5,611	—
Transfer agent’s fees and expenses	208,958	21,289	1,329,668	15,137	6,755	18,289
Registration fees	20,163	8,633	88,051	8,555	8,388	39,696
Fee waiver and/or expense reimbursement	(39,620)	(3,777)	—	(3,140)	(3,288)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$47,597,694	$78,250,201
Net realized gain (loss) on investment and foreign currency transactions	(107,010,219)	(41,391,289)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,692,413	132,867,900

Net increase (decrease) in net assets resulting from operations	(45,720,112)	169,726,812

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,385,703)	(15,434,655)
Class B	—	(36,718)
Class C	(724,824)	(2,085,359)
Class Z	(53,005,576)	(96,176,908)
Class R2	(349,829)	(326,426)
Class R4	(208,181)	(213,590)
Class R6	(42,375,900)	(85,893,808)

	(103,050,013)	(200,167,464)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,334,500,417	2,888,330,203
Net asset value of shares issued in reinvestment of dividends and distributions	97,708,962	189,853,992
Cost of shares purchased	(961,894,680)	(1,246,399,496)

Net increase (decrease) in net assets from Fund share transactions	1,470,314,699	1,831,784,699

Total increase (decrease)	1,321,544,574	1,801,344,047

Net Assets:

Beginning of period	4,452,578,057	2,651,234,010

End of period	$5,774,122,631	$4,452,578,057

See Notes to Financial Statements.

PGIM Global Total Return Fund      139

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two series: PGIM Global Total Return Fund and PGIM Global Total Return Fund (USD Hedged), both of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

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Notes to Financial Statements  (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and

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Notes to Financial Statements  (unaudited) (continued)

Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master

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Notes to Financial Statements  (unaudited) (continued)

Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

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Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.49% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.25% of the average daily net assets of the Class A, Class C and Class R2 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended April 30, 2021, PIMS received $440,255 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $6,060 and $4,343 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements  (unaudited) (continued)

4.     Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $2,047,653,831 and $728,255,817, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 73,811,083	$945,246,216	$1,017,211,143	$ —	$ —	$ 1,846,156	1,846,156	$143,325

PGIM Institutional Money Market Fund (1)(b)(wa)
77,327,940	175,369,315	189,315,304	(8,543)	(6,294)	63,367,114	63,398,813	31,811	(2)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$151,139,023	$1,120,615,531	$1,206,526,447	$(8,543)	$(6,294)	$65,213,270		$175,136

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$5,606,622,960

Gross Unrealized Appreciation	390,190,268
Gross Unrealized Depreciation	(226,808,402)

Net Unrealized Appreciation	$163,381,866

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $91,873,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A

PGIM Global Total Return Fund    153

Notes to Financial Statements  (unaudited) (continued)

shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 18.075 billion shares of common stock, $0.01 par value per share, 16.575 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	900,000,000
Class B	50,000,000
Class C	300,000,000
Class Z	8,000,000,000
Class T	125,000,000
Class R2	100,000,000
Class R4	100,000,000
Class R6	7,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	20,484	0.1%
Class Z	796,228	0.2%
Class R6	10,765,342	3.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	54.5%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	12,519,473	$88,436,761
Shares issued in reinvestment of dividends and distributions	837,688	5,909,656
Shares purchased	(7,526,584)	(52,557,234)

Net increase (decrease) in shares outstanding before conversion	5,830,577	41,789,183
Shares issued upon conversion from other share class(es)	986,135	6,976,639
Shares purchased upon conversion into other share class(es)	(3,311,021)	(23,587,899)

Net increase (decrease) in shares outstanding	3,505,691	$25,177,923

Year ended October 31, 2020:
Shares sold	29,959,840	$206,316,752
Shares issued in reinvestment of dividends and distributions	2,095,521	14,312,712
Shares purchased	(10,993,839)	(74,322,509)

Net increase (decrease) in shares outstanding before conversion	21,061,522	146,306,955
Shares issued upon conversion from other share class(es)	1,080,101	7,356,896
Shares purchased upon conversion into other share class(es)	(5,875,701)	(38,994,408)

Net increase (decrease) in shares outstanding	16,265,922	$114,669,443

Class B

Period ended June 26, 2020*:
Shares sold	6,286	$44,027
Shares issued in reinvestment of dividends and distributions	4,029	27,464
Shares purchased	(27,779)	(185,513)

Net increase (decrease) in shares outstanding before conversion	(17,464)	(114,022)
Shares purchased upon conversion into other share class(es)	(140,073)	(947,783)

Net increase (decrease) in shares outstanding	(157,537)	$(1,061,805)

Class C

Six months ended April 30, 2021:
Shares sold	1,156,553	$8,147,864
Shares issued in reinvestment of dividends and distributions	95,239	672,761
Shares purchased	(565,696)	(3,955,464)

Net increase (decrease) in shares outstanding before conversion	686,096	4,865,161
Shares purchased upon conversion into other share class(es)	(661,440)	(4,666,705)

Net increase (decrease) in shares outstanding	24,656	$198,456

Year ended October 31, 2020:
Shares sold	2,799,890	$19,242,851
Shares issued in reinvestment of dividends and distributions	275,980	1,881,502
Shares purchased	(1,182,559)	(7,968,351)

Net increase (decrease) in shares outstanding before conversion	1,893,311	13,156,002
Shares purchased upon conversion into other share class(es)	(557,238)	(3,833,364)

Net increase (decrease) in shares outstanding	1,336,073	$9,322,638

PGIM Global Total Return Fund    155

Notes to Financial Statements  (unaudited) (continued)

Class Z	Shares	Amount

Six months ended April 30, 2021:
Shares sold	188,940,484	$1,331,049,557
Shares issued in reinvestment of dividends and distributions	6,853,944	48,525,988
Shares purchased	(97,494,229)	(675,331,307)

Net increase (decrease) in shares outstanding before conversion	98,300,199	704,244,238
Shares issued upon conversion from other share class(es)	3,568,917	25,534,390
Shares purchased upon conversion into other share class(es)	(673,565)	(4,744,684)

Net increase (decrease) in shares outstanding	101,195,551	$725,033,944

Year ended October 31, 2020:
Shares sold	226,854,547	$1,567,309,056
Shares issued in reinvestment of dividends and distributions	12,778,439	87,825,110
Shares purchased	(97,080,162)	(653,573,570)

Net increase (decrease) in shares outstanding before conversion	142,552,824	1,001,560,596
Shares issued upon conversion from other share class(es)	6,014,890	40,161,259
Shares purchased upon conversion into other share class(es)	(1,301,190)	(8,727,439)

Net increase (decrease) in shares outstanding	147,266,524	$1,032,994,416

Class R2

Six months ended April 30, 2021:
Shares sold	525,925	$3,764,627
Shares issued in reinvestment of dividends and distributions	48,850	349,084
Shares purchased	(300,292)	(2,153,526)

Net increase (decrease) in shares outstanding before conversion	274,483	1,960,185
Shares purchased upon conversion into other share class(es)	(7,014)	(49,590)

Net increase (decrease) in shares outstanding	267,469	$1,910,595

Year ended October 31, 2020:
Shares sold	3,001,063	$20,498,928
Shares issued in reinvestment of dividends and distributions	46,957	325,694
Shares purchased	(456,047)	(3,107,640)

Net increase (decrease) in shares outstanding	2,591,973	$17,716,982

Class R4

Six months ended April 30, 2021:
Shares sold	852,614	$6,094,161
Shares issued in reinvestment of dividends and distributions	18,559	132,024
Shares purchased	(196,645)	(1,405,101)

Net increase (decrease) in shares outstanding	674,528	$4,821,084

Year ended October 31, 2020:
Shares sold	1,392,336	$9,541,458
Shares issued in reinvestment of dividends and distributions	19,249	134,021
Shares purchased	(347,640)	(2,411,027)

Net increase (decrease) in shares outstanding before conversion	1,063,945	7,264,452
Shares issued upon conversion from other share class(es)	431	3,059
Shares purchased upon conversion into other share class(es)	(434)	(2,688)

Net increase (decrease) in shares outstanding	1,063,942	$7,264,823

Class R6	Shares	Amount

Six months ended April 30, 2021:
Shares sold	126,884,641	$897,007,447
Shares issued in reinvestment of dividends and distributions	5,919,142	42,119,449
Shares purchased	(32,017,378)	(226,492,048)

Net increase (decrease) in shares outstanding before conversion	100,786,405	712,634,848
Shares issued upon conversion from other share class(es)	270,716	1,893,839
Shares purchased upon conversion into other share class(es)	(187,851)	(1,355,990)

Net increase (decrease) in shares outstanding	100,869,270	$713,172,697

Year ended October 31, 2020:
Shares sold	155,052,459	$1,065,377,131
Shares issued in reinvestment of dividends and distributions	12,339,558	85,347,489
Shares purchased	(73,559,225)	(504,830,886)

Net increase (decrease) in shares outstanding before conversion	93,832,792	645,893,734
Shares issued upon conversion from other share class(es)	801,622	5,380,917
Shares purchased upon conversion into other share class(es)	(56,067)	(396,449)

Net increase (decrease) in shares outstanding	94,578,347	$650,878,202

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.     Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

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Notes to Financial Statements  (unaudited) (continued)

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments lack liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Global Total Return Fund    159

Notes to Financial Statements  (unaudited) (continued)

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Total Return Fund    161

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.96		$7.07	$6.36	$6.75	$6.64	$6.45
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.16	0.14	0.14	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.16	0.78	(0.31)	0.19	0.25
Total from investment operations	(0.02)		0.29	0.94	(0.17)	0.33	0.42
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.23)	(0.23)	(0.22)	(0.13)	(0.12)
Tax return of capital distributions	-		-	-	-	(0.05)	(0.03)
Distributions from net realized gains	-		(0.17)	-	-	(0.04)	(0.08)
Total dividends and distributions	(0.13)		(0.40)	(0.23)	(0.22)	(0.22)	(0.23)
Net asset value, end of period	$6.81		$6.96	$7.07	$6.36	$6.75	$6.64
Total Return(b):	(0.29)%		4.35%	15.05%	(2.65)%	5.12%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$343,185		$326,416	$216,708	$184,064	$174,732	$202,770
Average net assets (000)	$340,965		$285,380	$188,633	$187,975	$175,014	$169,299
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88%	0.88%	0.97%
Expenses before waivers and/or expense reimbursement	0.90	%(e)	0.96%	1.02%	1.02%	0.99%	1.14%
Net investment income (loss)	1.58	%(e)	1.94%	2.40%	2.11%	2.12%	2.57%
Portfolio turnover rate(f)	15%		20%	37%	40%	75%	86%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.95		$7.06	$6.35	$6.73	$6.63	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.08	0.11	0.09	0.09	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.16	0.78	(0.30)	0.18	0.25
Total from investment operations	(0.04)		0.24	0.89	(0.21)	0.27	0.37
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.18)	(0.18)	(0.17)	(0.10)	(0.08)
Tax return of capital distributions	-		-	-	-	(0.03)	(0.02)
Distributions from net realized gains	-		(0.17)	-	-	(0.04)	(0.08)
Total dividends and distributions	(0.11)		(0.35)	(0.18)	(0.17)	(0.17)	(0.18)
Net asset value, end of period	$6.80		$6.95	$7.06	$6.35	$6.73	$6.63
Total Return(b):	(0.66)%		3.57%	14.21%	(3.24)%	4.19%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,322		$46,157	$37,486	$34,889	$31,509	$35,848
Average net assets (000)	$47,212		$42,925	$34,321	$36,335	$31,191	$30,873
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.63%	1.63%	1.63%	1.72%
Expenses before waivers and/or expense reimbursement	1.65	%(e)	1.68%	1.69%	1.73%	1.74%	1.89%
Net investment income (loss)	0.83	%(e)	1.20%	1.65%	1.37%	1.39%	1.83%
Portfolio turnover rate(f)	15%		20%	37%	40%	75%	86%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund      163

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.00		$7.11	$6.40	$6.78	$6.67	$6.47
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.15	0.18	0.16	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.16	0.78	(0.31)	0.20	0.27
Total from investment operations	(0.01)		0.31	0.96	(0.15)	0.35	0.45
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.25)	(0.25)	(0.23)	(0.15)	(0.14)
Tax return of capital distributions	-		-	-	-	(0.05)	(0.03)
Distributions from net realized gains	-		(0.17)	-	-	(0.04)	(0.08)
Total dividends and distributions	(0.14)		(0.42)	(0.25)	(0.23)	(0.24)	(0.25)
Net asset value, end of period	$6.85		$7.00	$7.11	$6.40	$6.78	$6.67
Total Return(b):	(0.15)%		4.61%	15.25%	(2.25)%	5.35%	7.00%

Ratios/Supplemental Data:

Net assets, end of period (000)	$2,908,522		$2,264,938	$1,254,507	$765,708	$390,194	$303,960
Average net assets (000)	$2,680,493		$1,726,788	$888,961	$648,173	$340,627	$153,146
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.62	%(e)	0.63%	0.63%	0.63%	0.63%	0.72%
Expenses before waivers and/or expense reimbursement	0.62	%(e)	0.68%	0.68%	0.71%	0.74%	0.89%
Net investment income (loss)	1.83	%(e)	2.18%	2.61%	2.39%	2.35%	2.77%
Portfolio turnover rate(f)	15%		20%	37%	40%	75%	86%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended April 30, 2021
					December 27, 2017(a) through October 31, 2018
			Year Ended October 31,
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.05		$7.16	$6.44	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.17	0.79	(0.38)
Total from investment operations	(0.03)		0.28	0.94	(0.29)
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.22)	(0.22)	(0.17)
Distributions from net realized gains	-		(0.17)	-	-
Total dividends and distributions	(0.13)		(0.39)	(0.22)	(0.17)
Net asset value, end of period	$6.89		$7.05	$7.16	$6.44
Total Return(c):	(0.51)%		4.13%	14.81%	(4.24)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$19,886		$18,443	$185	$10
Average net assets (000)	$19,631		$9,990	$78	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.11	%(e)	1.25%	19.82%	236.32	%(e)
Net investment income (loss)	1.38	%(e)	1.62%	2.11%	1.67	%(e)
Portfolio turnover rate(f)	15%		20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund      165

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,		December 27, 2017 (a) through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.05		$7.16	$6.45	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.17	0.79	(0.38)
Total from investment operations	(0.01)		0.30	0.95	(0.26)
Less Dividends and Distributions:
Dividends from net investment income*	(0.14)		(0.24)	(0.24)	(0.19)
Distributions from net realized gains	-		(0.17)	-	-
Total dividends and distributions	(0.14)		(0.41)	(0.24)	(0.19)
Net asset value, end of period	$6.90		$7.05	$7.16	$6.45
Total Return(c):	(0.24)%		4.39%	14.92%	(3.88)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$13,391		$8,932	$1,453	$127
Average net assets (000)	$11,315		$5,178	$804	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.89	%(e)	1.13%	2.63%	70.94	%(e)
Net investment income (loss)	1.63	%(e)	1.91%	2.34%	2.23	%(e)
Portfolio turnover rate(f)	15%		20%	37%	40%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.04		$7.16	$6.44	$6.82	$6.72	$6.53
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16	0.18	0.16	0.16	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		0.15	0.80	(0.30)	0.18	0.26
Total from investment operations	-		0.31	0.98	(0.14)	0.34	0.45
Less Dividends and Distributions:
Dividends from net investment income*	(0.15)		(0.26)	(0.26)	(0.24)	(0.15)	(0.15)
Tax return of capital distributions	-		-	-	-	(0.05)	(0.03)
Distributions from net realized gains	-		(0.17)	-	-	(0.04)	(0.08)
Total dividends and distributions	(0.15)		(0.43)	(0.26)	(0.24)	(0.24)	(0.26)
Net asset value, end of period	$6.89		$7.04	$7.16	$6.44	$6.82	$6.72
Total Return(b):	(0.09)%		4.69%	15.25%	(2.19)%	5.21%	6.90%

Ratios/Supplemental Data:

Net assets, end of period (000)	$2,443,817		$1,787,693	$1,139,781	$761,927	$460,700	$61,713
Average net assets (000)	$2,102,703		$1,513,154	$925,868	$636,670	$271,620	$40,135
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.52	%(e)	0.55%	0.56%	0.58%	0.58%	0.59%
Expenses before waivers and/or expense reimbursement	0.52	%(e)	0.55%	0.56%	0.58%	0.59%	0.76%
Net investment income (loss)	1.93	%(e)	2.27%	2.67%	2.39%	2.33%	2.86%
Portfolio turnover rate(f)	15%		20%	37%	40%	75%	86%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund      167

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

168

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	C	Z	R2	R4	R6
NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX
CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

June 15, 2021

PGIM Global Total Return (USD Hedged) Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–1.97	1.11	3.70 (12/12/17)
Class C	–2.34	2.82	3.95 (12/12/17)
Class Z	–1.86	4.86	4.98 (12/12/17)
Class R6	–1.82	4.81	5.04 (12/12/17)
Bloomberg Barclays Global Aggregate (USD Hedged) Index
	–1.35	0.15	3.90

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

Bloomberg Barclays Global Aggregate (USD Hedged) Index—The Bloomberg Barclays Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including Treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-US Dollar exposure.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.14	0.99	–0.45
Class C	0.10	0.28	–6.77
Class Z	0.15	1.23	0.92
Class R6	0.15	1.32	0.97

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Total Return (USD Hedged) Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	22.4
AA	6.8
A	13.3
BBB	28.2
BB	11.4
B	5.3
CCC	0.6
Not Rated	4.6
Cash/Cash Equivalents	7.4
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Total Return (USD Hedged) Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$980.30	0.88%	$4.32
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class C	Actual	$1,000.00	$976.60	1.63%	$7.99
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$981.40	0.63%	$3.10
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R6	Actual	$1,000.00	$981.80	0.58%	$2.85
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 88.6%

ASSET-BACKED SECURITIES 13.6%

Cayman Islands 8.6%

Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.133%(c)	04/23/31	250	$248,118
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.492(c)	08/20/32	250	250,200
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28	250	250,215
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.235(c)	04/30/31	250	249,104
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.160(c)	04/17/31	249	247,820
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.548(c)	10/20/32	250	250,440
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.194(c)	04/15/31	250	249,082
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.206(c)	04/26/31	750	750,001
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	07/22/32	250	250,219
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.534(c)	10/15/32	250	250,281
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.832(c)	02/20/31	250	250,184
Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.514(c)	10/15/32	500	500,434
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.940(c)	04/17/31	250	248,096

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Cayman Islands (cont’d.)

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.430%(c)	01/17/30		248	$248,009
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.339(c)	04/23/32		500	499,786
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.684(c)	04/15/29		250	248,620
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.146(c)	04/25/31		250	249,751

					5,240,360

Ireland 1.5%

Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	302,115
Carlyle Global Market Strategies Euro CLO Ltd., Series 14-02A, Class AR1, 144A	— (p)	11/15/31	EUR	500	601,125

					903,240

Netherlands 1.0%

Ares European CLO BV, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	603,758

Spain 0.2%

TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	109	117,940

United States 2.3%

Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.262(c)	05/17/31		250	249,052
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.261(c)	04/25/38		100	100,868
Lendmark Funding Trust, Series 2019-01A, Class A, 144A	3.000	12/20/27		100	102,571
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	205,285

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190%	08/21/34		100	$101,800
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		100	108,282
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A	1.760	03/08/28		100	99,565
Series 2021-A, Class C, 144A	3.440	03/08/28		100	99,836
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23		100	99,886
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25		100	99,519
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	06/25/24		120	118,998

					1,385,662

TOTAL ASSET-BACKED SECURITIES (cost $8,151,631)					8,250,960

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	24	19,872

United States 7.2%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	272,525
Series 2020-BN26, Class A3	2.155	03/15/63		200	200,156
BBCMS Mortgage Trust,
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		380	386,364
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	184,286
Series 2018-B02, Class A3	3.544	02/15/51		200	216,301
Series 2020-B17, Class A4	2.042	03/15/53		75	74,523
Series 2020-B20, Class A3	1.945	10/15/53		100	100,749
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	10/15/36		94	94,051

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

BX Commercial Mortgage Trust, (cont’d.)
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.415%(c)	10/15/36	94	$93,994
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	10/15/36	94	94,051
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.115(c)	12/15/36	100	99,768
Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744	03/10/51	150	165,818
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37	98	98,607
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.265(c)	05/15/36	200	200,297
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.785(cc)	11/25/25	4,462	116,260
Series K111, Class X1, IO	1.681(cc)	05/25/30	320	39,085
Series K113, Class X1, IO	1.490(cc)	06/25/30	920	100,275
Series KG03, Class X1, IO	1.483(cc)	06/25/30	1,055	112,260
GS Mortgage Securities Trust,
Series 2018-GS09, Class A3	3.727	03/10/51	125	138,080
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40	100	90,028
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.315(c)	01/15/26	100	100,881
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.865(c)	01/15/26	100	101,122
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	250	277,123
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	250	262,634
Series 2021-C59, Class A3	1.958	04/15/54	600	601,147
Series 2021-FCMT, Class C, 144A	— (p)	05/15/31	100	100,000

				4,320,385

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,205,571)				4,340,257

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 33.6%

Brazil 0.5%

Petrobras Global Finance BV,
Gtd. Notes	6.625%	01/16/34	GBP	200	$311,897

Canada 1.3%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		25	25,373
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	24,983
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		40	39,911
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		35	35,008
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	234,826
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	331,347
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		60	70,360

					761,808

China 1.6%

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		128	132,482
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	839,834

					972,316

Denmark 0.8%

Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	301,480
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	190,236

					491,716

France 2.3%

BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		200	201,533
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31		200	206,959
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	134,218
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	129,391

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

France (cont’d.)

Loxam SAS,
Sr. Sub. Notes	5.750%	07/15/27	EUR	120	$143,909
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	98,086
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	197,631
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	275,306

					1,387,033

Germany 1.3%

Deutsche Bahn Finance GMBH,
Gtd. Notes, MTN	3.800	09/27/27	AUD	100	85,635
Deutsche Bank AG,
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	210,821
thyssenkrupp AG,
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	200	240,692
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	124,012
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	136,303

					797,463

Hong Kong 0.4%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	250,826

India 0.2%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,614

Indonesia 0.2%

Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	118,422

Italy 0.8%

Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	147,572

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.375%	01/12/23		200	$208,432
Rossini Sarl,
Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	127,262

					483,266

Jamaica 0.2%

Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A	8.000	12/31/26		100	97,254

Kazakhstan 0.2%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	58,475
Gtd. Notes	3.638	06/20/22	CHF	50	56,701

					115,176

Luxembourg 0.4%

ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	122,962
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	120,068

					243,030

Mexico 1.3%

Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000	09/29/36		166	172,175
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	360,337
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	120,225
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	121,573

					774,310

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Netherlands 0.7%

Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500%	12/14/26	AUD	90	$72,944
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	250	314,045

					386,989

Peru 0.2%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		140	133,588

Russia 0.3%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	146,896
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	54,566

					201,462

Spain 1.5%

Amadeus IT Group SA,
Sr. Unsec’d. Notes, EMTN	1.875	09/24/28	EUR	100	127,759
Banco Santander SA,
Sr. Unsec’d. Notes	1.849	03/25/26		200	201,641
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	353,597
Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	243,155

					926,152

Supranational Bank 0.1%

European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	57,202

Switzerland 1.0%

Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	259,967

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Switzerland (cont’d.)

Swiss Re Finance UK PLC,
Gtd. Notes, EMTN	2.714%(ff)	06/04/52	EUR	100	$131,842
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	197,940

					589,749

United Arab Emirates 0.2%

DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	127,800

United Kingdom 2.1%

Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	216,180
BAT Capital Corp.,
Gtd. Notes	2.259	03/25/28		80	78,413
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	277,032
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	138,541
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25(oo)		150	159,579
Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes	7.500	07/08/26	GBP	100	166,821
DS Smith PLC,
Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	122,807
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	122,479

					1,281,852

United States 16.0%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		50	55,897
Sr. Unsec’d. Notes	4.250	11/21/49		50	56,806
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27		50	52,812
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	129,793
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26		25	28,068
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		100	104,435

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125%	08/15/26	EUR	250	$300,977
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	25,303
Gtd. Notes, 144A	9.000	11/01/27		25	32,500
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	9.875	04/01/27		50	56,859
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	85,919
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		40	36,860
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		69	63,719
Avantor Funding, Inc.,
Sr. Sec’d. Notes	2.625	11/01/25	EUR	250	308,218
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		190	195,242
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	272,494
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	197,142
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	90,103
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		135	150,306
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	5,074
Gtd. Notes, 144A	5.250	01/30/30		25	25,125
Gtd. Notes, 144A	6.250	02/15/29		10	10,578
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	51,735
Gtd. Notes	7.250	10/15/29		20	22,312
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.350	11/13/40		10	9,255
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29		65	71,556
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		102	110,538
Gtd. Notes, 144A	3.500	02/15/41		30	28,947
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	65,898
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	9,864
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	9,845
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	50,814

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	02/01/28		75	$78,353
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		25	24,925
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		45	44,553
Sr. Sec’d. Notes	4.800	03/01/50		35	38,464
Sr. Sec’d. Notes	6.384	10/23/35		100	130,270
Cigna Corp.,
Sr. Unsec’d. Notes	2.400	03/15/30		25	25,012
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		150	150,780
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		100	99,914
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	321,717
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		100	111,163
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	195,543
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28		6	6,828
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	6.500	06/01/26		50	51,843
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		25	26,608
Danaher Corp.,
Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	132,606
Diamond BC BV,
Gtd. Notes	5.625	08/15/25	EUR	150	184,407
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		45	24,301
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31		15	15,144
Gtd. Notes	4.400	03/24/51		5	5,246
Discovery Communications LLC,
Gtd. Notes	4.900	03/11/26		100	114,350
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		50	57,639
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	100	123,437

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)		100	$101,714
Sr. Unsec’d. Notes	5.000	05/15/50		45	47,501
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	15,017
Gtd. Notes	3.950	01/31/60		15	15,092
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25		19	19,737
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	127,667
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		125	132,265
General Motors Co.,
Sr. Unsec’d. Notes	5.150	04/01/38		50	58,668
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	19,010
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	195,877
Sub. Notes	4.750	10/12/21	EUR	150	184,102
HCA, Inc.,
Sr. Sec’d. Notes	5.250	04/15/25		100	114,949
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	47,870
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		25	28,141
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	206,085
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	93,053
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		125	125,534
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	71,533
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		93	98,079
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	100	134,846
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	74,592
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	100	120,257
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	240,641
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	110,475
Sr. Unsec’d. Notes	3.217(ff)	04/22/42		30	30,417

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	1.928%(ff)	04/28/32		75	$71,137
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	27,648
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	250	351,356
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	15,167
Gtd. Notes, 144A	6.000	01/15/27		35	36,570
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26		100	111,393
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	56,286
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49		120	124,569
Phillips 66,
Gtd. Notes	3.700	04/06/23		15	15,889
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		50	54,877
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A	5.000	10/15/25		100	103,272
Silgan Holdings, Inc.,
Gtd. Notes	2.250	06/01/28	EUR	200	241,489
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	141,615
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		50	52,174
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	7.500	10/01/25		50	54,565
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	28,370
Gtd. Notes, 144A	6.625	07/15/27		25	27,094
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	10,998
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		125	131,633
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/40		30	33,418
Sr. Sec’d. Notes, 144A	4.500	04/15/50		40	45,120
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33		25	24,027

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26		60	$62,252
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	10,386
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30		60	65,599
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/25		100	107,724
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	126,036
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		5	5,036
Gtd. Notes	2.850	12/15/32		5	5,153
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	45,159
Sr. Unsec’d. Notes	2.650	11/20/40		45	41,763
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		110	112,160
Gtd. Notes, 144A	4.000	06/22/50		15	14,928
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	46,614
Welltower, Inc.,
Sr. Unsec’d. Notes	3.100	01/15/30		70	73,175
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	100	118,375

					9,684,246

TOTAL CORPORATE BONDS (cost $19,723,733)					20,321,171

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%

Bermuda 0.6%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28		62	62,392
Series 2021-01A, Class M1A, 144A, 30 Day Average
SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.760(c)	03/25/31		150	150,369

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

Bermuda (cont’d.)

Home Re Ltd.,
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656%(c)	07/25/33		150	$147,260

					360,021

Ireland 0.2%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR	100	119,325

United Kingdom 0.2%
Jupiter Mortgage PLC,
Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	07/20/60	GBP	100	138,215

United States 1.6%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.010(c)	11/25/50		35	36,402
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.610(c)	11/25/50		165	168,157
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.706(c)	07/25/50		25	24,941
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.660(c)	01/25/51		10	9,800
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.810(c)	01/25/51		80	79,975
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.510(c)	10/25/33		45	45,444
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228	11/26/49		148	148,398
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59		46	47,047
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		85	85,793
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		90	91,173

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921%(c)	12/25/22		200	$200,686

					937,816

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,548,695)					1,555,377

SOVEREIGN BONDS 24.9%

Austria 0.3%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	168,854

Brazil 1.2%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		75	78,382
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		595	644,550

					722,932

Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	152,835

Canada 0.7%
City of Montreal Canada,
Unsec’d. Notes	3.000	09/01/27	CAD	200	175,686
Municipal Finance Authority of British Columbia,
Unsec’d. Notes	2.500	04/19/26	CAD	200	172,009
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	100	88,119

					435,814

Chile 0.2%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	149,202

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

China 0.3%
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400%	05/14/24	CNH	1,000	$161,881

Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	195,707
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	677,468

					873,175

Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	246,535

Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	24,728
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	131,337
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	297,786
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	48,443
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	71,715

					574,009

Dominican Republic 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950	01/25/27		100	114,010

France 0.2%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	100	96,147

Greece 1.8%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/34	EUR	48	76,472
Bonds	4.300	02/24/35	EUR	21	33,642
Bonds	4.300	02/24/37	EUR	440	716,890
Bonds	4.300	02/24/38	EUR	31	51,014
Bonds	4.300	02/24/41	EUR	88	148,944

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	50	$85,188

					1,112,150

Hungary 0.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	131,281
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	46,579

					177,860

Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	121,494
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	125,196
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	252,156
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	134,586
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	286,135
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	220,055

					1,139,622

Israel 0.8%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	129,853
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	354,995

					484,848

Italy 3.1%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	147,475
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	147,410
Sr. Unsec’d. Notes, 144A	1.800	03/01/41	EUR	315	391,662
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	220	335,664
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	92,025
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	99,588

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	100	$178,026
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	489,231

					1,881,081

Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	154,668

Mexico 0.6%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	245,019
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	124,593

					369,612

New Zealand 0.1%
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	79,423

Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.875	03/17/28		200	220,452

Peru 1.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	120,598
Sr. Unsec’d. Notes	2.392	01/23/26		85	87,433
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	394,900
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	28,506

					631,437

Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	598,250

Portugal 1.5%
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,291

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250%	04/18/34	EUR	50	$71,846
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	348,260
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	145	279,411
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	130	140,582

					933,390

Qatar 0.4%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	217,811

Romania 0.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	68,153
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	139,461
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	61,617

					269,231

Russia 0.8%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	200	236,804
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	262,635

					499,439

Saudi Arabia 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	158,031

Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	330,646
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	184,270

					514,916

Spain 2.0%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	158,367
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	119,632

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500%	04/30/30	EUR	35	$42,661
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	205,000
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	390,113
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	110,611
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	172,811

					1,199,195

Ukraine 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	230	253,503
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	257,063
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,218

					620,784

Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		39	45,047
Sr. Unsec’d. Notes	4.375	01/23/31		62	72,546

					117,593

TOTAL SOVEREIGN BONDS (cost $13,867,321)					15,075,187

U.S. GOVERNMENT AGENCY OBLIGATION 0.3%
Tennessee Valley Authority
Sr. Unsec’d. Notes
(cost $196,146)	5.625	06/07/32	GBP	100	194,916

U.S. TREASURY OBLIGATIONS(k) 6.4%
U.S. Treasury Bonds	2.750	08/15/47		675	737,754
U.S. Treasury Notes	0.625	08/15/30		300	274,922
U.S. Treasury Notes	1.125	02/15/31		3,000	2,864,531

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,815,353)					3,877,207

TOTAL LONG-TERM INVESTMENTS (cost $51,508,450)					53,615,075

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value
SHORT-TERM INVESTMENTS 11.4%

AFFILIATED MUTUAL FUND 11.4%
PGIM Core Ultra Short Bond Fund (cost $6,880,139)(wb)	6,880,139	$6,880,139

OPTION PURCHASED*~ 0.0% (cost $2,048)		588

TOTAL SHORT-TERM INVESTMENTS (cost $6,882,187)		6,880,727

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.0% (cost $58,390,637)		60,495,802

OPTION WRITTEN*~ (0.0)% (premiums received $2,400)		(590)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $58,388,237)		60,495,212
Other assets in excess of liabilities(z) 0.0%		16,899

NET ASSETS 100.0%		$60,512,111

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

See Notes to Financial Statements.

30

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MosPRIME—Moscow Prime Offered Rate

MPLE—Maple Bonds

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	0.50%	CDX.NA.IG. 35.V1(Q)	1.00%(Q)	400	$588

(cost $2,048)

Options Written:

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY. 35.V1(Q)	400	$(590)

(premiums received $2,400)

Futures contracts outstanding at April 30, 2021:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Long Positions:
37	5 Year U.S. Treasury Notes	Jun. 2021	$4,585,687	$ 4,723
7	10 Year Australian Treasury Bonds	Jun. 2021	751,655	2,444
1	10 Year Canadian Government Bonds	Jun. 2021	113,379	(3,158)
10	10 Year U.K. Gilt	Jun. 2021	1,763,187	(12,495)
4	10 Year U.S. Ultra Treasury Notes	Jun. 2021	582,188	(12,856)

See Notes to Financial Statements.

32

Futures contracts outstanding at April 30, 2021 (continued):

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Long Positions (cont’d):
36	20 Year U.S. Treasury Bonds	Jun. 2021	$5,661,000	$(34,119)
1	30 Year Euro Buxl	Jun. 2021	242,734	(6,132)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	2,974,500	(5,231)

				(66,824)

Short Positions:
3	3 Month CME SOFR	Jun. 2022	749,438	707
85	2 Year U.S. Treasury Notes	Jun. 2021	18,764,414	8,722
42	5 Year Euro-Bobl	Jun. 2021	6,803,124	5,576
12	10 Year Euro-Bund	Jun. 2021	2,452,590	16,027
22	10 Year U.S. Treasury Notes	Jun. 2021	2,904,687	5,896
59	Euro Currency	Jun. 2021	8,873,969	(110,717)
55	Euro Schatz Index	Jun. 2021	7,411,150	1,368

				(72,421)

				$(139,245)

Forward foreign currency exchange contracts outstanding at April 30, 2021:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	113	$19,975	$20,877	$902	$—
Expiring 05/04/21	BNP Paribas S.A.	BRL	188	33,764	34,684	920	—
Expiring 05/04/21	Citibank, N.A.	BRL	354	64,374	65,073	699	—
Expiring 05/04/21	Citibank, N.A.	BRL	135	24,164	24,764	600	—
British Pound,
Expiring 05/05/21	BNP Paribas S.A.	GBP	1,311	1,820,808	1,811,222	—	(9,586)
Chilean Peso,
Expiring 06/16/21	BNP Paribas S.A.	CLP	29,811	41,651	41,932	281	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	854	122,358	131,764	9,406	—
Expiring 05/18/21	Citibank, N.A.	CNH	319	48,969	49,183	214	—
Expiring 05/18/21	HSBC Bank PLC	CNH	1,075	165,283	165,872	589	—
Colombian Peso,
Expiring 06/16/21	Barclays Bank PLC	COP	126,741	34,457	33,688	—	(769)
Euro,
Expiring 05/05/21	Bank of America, N.A.	EUR	7,074	8,549,188	8,505,079	—	(44,109)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	EUR	1,097	1,314,193	1,319,536	5,343	—
Expiring 05/05/21	UBS AG	EUR	169	199,155	203,200	4,045	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/21	Goldman Sachs International	EUR	86	$104,266	$104,141	$—	$(125)
Japanese Yen,
Expiring 05/07/21	UBS AG	JPY	22,528	208,581	206,136	—	(2,445)
Mexican Peso,
Expiring 06/16/21	UBS AG	MXN	465	22,571	22,849	278	—
South African Rand,
Expiring 06/17/21	Citibank, N.A.	ZAR	1,928	124,809	132,071	7,262	—
South Korean Won,
Expiring 06/16/21	Barclays Bank PLC	KRW	24,753	21,954	22,142	188	—

				$12,920,520	$12,894,213	30,727	(57,034)

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	348	$269,341	$267,887	$1,454	$—
Brazilian Real,
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	790	146,687	145,398	1,289	—
Expiring 07/02/21	Citibank, N.A.	BRL	354	64,091	64,731	—	(640)
British Pound,
Expiring 05/05/21	Citibank, N.A.	GBP	1,197	1,649,576	1,653,126	—	(3,550)
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	GBP	114	159,982	158,096	1,886	—
Expiring 06/02/21	BNP Paribas S.A.	GBP	1,311	1,820,957	1,811,335	9,622	—
Expiring 06/02/21	Morgan Stanley & Co. International PLC	GBP	256	356,112	353,532	2,580	—
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	1,088	868,714	885,663	—	(16,949)
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	46,356	62,686	65,205	—	(2,519)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	854	122,556	131,763	—	(9,207)
Expiring 05/18/21	BNP Paribas S.A.	CNH	5,517	839,168	851,154	—	(11,986)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	3,178	488,358	490,354	—	(1,996)

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	119,751	$32,486	$31,831	$655	$—
Expiring 06/16/21	BNP Paribas S.A.	COP	88,512	24,241	23,527	714	—
Euro,
Expiring 05/05/21	Bank of America, N.A.	EUR	4,615	5,438,498	5,548,352	—	(109,854)
Expiring 05/05/21	Bank of America, N.A.	EUR	1,859	2,209,957	2,234,902	—	(24,945)
Expiring 05/05/21	Bank of America, N.A.	EUR	610	734,496	733,906	590	—
Expiring 05/05/21	Barclays Bank PLC	EUR	574	690,529	690,006	523	—
Expiring 05/05/21	Barclays Bank PLC	EUR	244	293,396	293,684	—	(288)
Expiring 05/05/21	Citibank, N.A.	EUR	193	230,817	232,280	—	(1,463)
Expiring 05/05/21	JPMorgan Chase Bank, N.A.	EUR	135	162,592	161,913	679	—
Expiring 05/05/21	The Toronto-Dominion Bank	EUR	110	131,641	132,771	—	(1,130)
Expiring 06/02/21	Bank of America, N.A.	EUR	7,074	8,554,104	8,509,825	44,279	—
Expiring 06/02/21	Bank of America, N.A.	EUR	394	476,610	473,954	2,656	—
Expiring 06/02/21	Morgan Stanley & Co. International PLC	EUR	701	847,414	843,295	4,119	—
Expiring 06/02/21	The Toronto-Dominion Bank	EUR	666	804,544	801,126	3,418	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	4,419	14,599	14,738	—	(139)
Indonesian Rupiah,
Expiring 06/16/21	Citibank, N.A.	IDR	1,526,380	104,311	104,892	—	(581)
Israeli Shekel,
Expiring 06/16/21	Goldman Sachs International	ILS	94	28,475	29,048	—	(573)
Japanese Yen,
Expiring 05/07/21	Citibank, N.A.	JPY	22,528	206,593	206,136	457	—
Expiring 06/02/21	UBS AG	JPY	22,528	208,628	206,177	2,451	—
Mexican Peso,
Expiring 06/16/21	Barclays Bank PLC	MXN	925	44,334	45,444	—	(1,110)
New Zealand Dollar,
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	124	87,962	88,461	—	(499)
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	33	8,837	8,653	184	—
Expiring 06/16/21	Goldman Sachs International	PEN	11	2,969	2,865	104	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	11	3,018	2,923	95	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	180	47,216	47,395	—	(179)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	21	$15,993	$15,999	$—	$(6)
South African Rand,
Expiring 06/17/21	Barclays Bank PLC	ZAR	790	51,798	54,136	—	(2,338)
Expiring 06/17/21	Deutsche Bank AG	ZAR	941	61,171	64,447	—	(3,276)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,164	76,174	79,735	—	(3,561)
South Korean Won,
Expiring 06/16/21	HSBC Bank PLC	KRW	23,387	20,471	20,920	—	(449)
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	1,552	183,078	183,432	—	(354)
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	187	203,242	205,158	—	(1,916)

				$28,848,422	$28,970,175	77,755	(199,508)

						$108,482	$(256,542)

Credit default swap agreements outstanding at April 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.164%	$1,795	$(68)	$1,863	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.112%	6,331	(226)	6,557	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	0.896%	1,698	(339)	2,037	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.154%	1,815	(68)	1,883	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.536%	1,404	(90)	1,494	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.268%	2,115	(90)	2,205	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.265%	1,593	(68)	1,661	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.345%	1,433	(68)	1,501	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.158%	1,806	(68)	1,874	Citibank, N.A.

See Notes to Financial Statements.

36

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa	12/20/22	1.000%(Q)	360	0.896%	$ 1,015	$ (203)	$ 1,218	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.887%	(26,957)	(339)	(26,618)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.476%	3,517	(203)	3,720	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.316%	6,466	(293)	6,759	Citibank, N.A.

					$ 4,031	$(2,123)	$ 6,154

Upfront
Reference			Notional		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(2,946)	$(583)	$(2,363)	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Credit Suisse Commercial Mortgage Trust	05/28/21	0.500%(M)	21	*	$—	$—	$—	Goldman Sachs International
Credit Suisse Commercial Mortgage Trust	05/28/21	1.000%(M)	12	*	—	—	—	Goldman Sachs International
Delta Home Equity	05/28/21	1.250%(M)	57	*	2	—	2	Goldman Sachs International

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	05/28/21	1.250%(M)	14	*	$—	$—	$—	Goldman Sachs International
GS Mortgage Securities Trust	05/28/21	1.250%(M)	13	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	05/28/21	1.250%(M)	9	*	—	—	—	Goldman Sachs International
GSAMP Home Equity	05/28/21	1.250%(M)	20	*	1	—	1	Goldman Sachs International
GSRPM Mortgage Loan Trust	05/28/21	1.250%(M)	7	*	—	—	—	Goldman Sachs International
MFRA Trust	05/28/21	0.500%(M)	6	*	—	—	—	Goldman Sachs International
RCKT Mortgage Trust	05/28/21	1.250%(M)	12	*	—	—	—	Goldman Sachs International
Versus Securitization Trust	05/28/21	0.500%(M)	26	*	—	—	—	Goldman Sachs International
					$ 3	$—	$ 3

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	150	1.267%	$27,619	$28,491	$872

See Notes to Financial Statements.

38

Credit default swap agreements outstanding at April 30, 2021 (continued):

					Upfront
Reference			Notional		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/23	1.000%(Q)	EUR 90	$(1,779)	$ 566	$(2,345)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR 45	(936)	2,003	(2,939)	Barclays Bank PLC

				$(2,715)	$2,569	$(5,284)

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.425%	$489	$347	$ 142	Bank of America, N.A.
DP World PLC	12/20/24	1.000%(Q)	100	0.783%	896	342	554	Barclays Bank PLC
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	1.127%	(450)	(886)	436	Deutsche Bank AG
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.276%	31,073	(7,637)	38,710	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.276%	5,283	(1,354)	6,637	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.276%	466	163	303	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	50	0.313%	1,642	910	732	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	100	0.588%	3,635	(343)	3,978	Credit Suisse International
Republic of Indonesia	06/20/23	1.000%(Q)	475	0.299%	7,697	(1,306)	9,003	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.266%	1,439	—	1,439	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	55	0.141%	131	65	66	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.154%	1,180	(15)	1,195	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.289%	(1,938)	(8,523)	6,585	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.934%	3,224	3,778	(554)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	100	4.174%	3,342	5,774	(2,432)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	90	4.259%	3,013	(833)	3,846	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.476%	489	(43)	532	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	150	0.512%	$ 1,741	$(1,233)	$ 2,974	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.512%	1,161	(689)	1,850	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.512%	580	(405)	985	BNP Paribas S.A.

					$65,093	$(11,888)	$76,981

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	3,000	2.873%	$282,437	$311,455	$29,018
iTraxx.XO.35.V1	06/20/26	5.000%(Q)	EUR 1,900	2.490%	270,837	284,091	13,254

					$553,274	$595,546	$42,272

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

40

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2021:

Upfront
Notional		Notional						Premiums	Unrealized
Amount	Fund	Amount	Fund			Termination	Fair	Paid	Appreciation
(000)#	Receives	(000)#	Pays		Counterparty	Date	Value	(Received)	(Depreciation)
OTC Currency Swap Agreement:
IDR 1,400,000	8.22%(S)	97	6 Month LIBOR	(S)	Citibank, N.A.	11/29/23	$10,587	$—	$10,587

Inflation swap agreements outstanding at April 30, 2021:

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$(6,159)	$ (6,159)
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,225	4,225
100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,728)	(3,728)
105	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(992)	(992)
30	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(390)	(390)
60	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(698)	(698)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Inflation swap agreements outstanding at April 30, 2021 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
135	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$ (1,588)	$ (1,588)
75	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(842)	(842)
80	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(888)	(888)
170	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,601)	(1,601)
				$—	$(12,661)	$(12,661)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2021:

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$ —	$ 32,299	$ 32,299
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	9,032	9,033
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	19,342	18,318	(1,024)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	981	981
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	7,817	7,817
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	9,240	9,240
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	33,812	33,812
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	43,610	43,610
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,324	8,324
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(8,771)	(8,771)
BRL	661	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(5,171)	(5,171)
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(14,569)	(14,569)
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(3,097)	2,818	5,915
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(4,585)	(7,660)	(3,075)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	625	4,547	3,922
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	2,331	2,332
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	17,898	6,564	(11,334)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,519)	(1,861)	(342)
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	154	3,345	3,191
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	4,625	4,625
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,483	2,840	1,357
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(484)	(484)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(892)	(892)

See Notes to Financial Statements.

42

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	$ —	$ (5,380)	$ (5,380)
CLP	150,000	04/09/31	3.390%(S)	1 Day CLOIS(2)(S)	—	(4,117)	(4,117)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	1,536	1,541
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,095	1,096
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,974	1,974
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,529	2,529
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,981	2,984
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,727	1,728
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,568	1,569
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	4,442	4,447
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(479)	(479)
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	(4,105)	(4,098)
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(8,167)	(8,165)
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	(1,151)	(1,147)
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	15	(4,884)	(4,899)
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	2,547	2,566
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	11,853	8,793	(3,060)
COP	3,100,000	04/09/31	5.245%(Q)	1 Day COOIS(2)(Q)	—	(15,814)	(15,814)
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(5,773)	(5,773)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(23,014)	(23,014)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(6,177)	(1,299)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(2,988)	(2,988)
EUR	100	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(9,627)	(10,049)	(422)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,174	36,941	31,767

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	$ (9,157)	$ 52,465	$ 61,622
EUR	110	05/05/39	0.045%(A)	6 Month EURIBOR(2)(S)	—	(10,320)	(10,320)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,912	37,233	31,321
GBP	150	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	7,947	8,881	934
GBP	305	04/07/41	0.952%(A)	1 Day SONIA(2)(A)	(11)	(2,243)	(2,232)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	51,501	22,330	(29,171)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(7,768)	(7,768)
HKD	1,295	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(7)	(5,251)	(5,244)
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	7,577	1,225	(6,352)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	14,787	14,787
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(3,470)	(3,470)
HUF	150,500	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	(28,410)	(33,516)	(5,106)
ILS	670	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(9)	(133)	(124)
JPY	126,000	04/08/23	(0.029)%(S)	6 Month JPY LIBOR(2)(S)	59	58	(1)
JPY	179,000	04/08/26	0.018%(S)	6 Month JPY LIBOR(2)(S)	1,322	1,115	(207)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	9,620	9,620
JPY	163,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	(3,264)	(5,380)	(2,116)
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	19,942	19,942
JPY	111,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	68,358	68,358
JPY	57,555	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	32,203	39,167	6,964
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,418	4,976	2,558
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(2,773)	(2,773)
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	13,360	10,526	(2,834)
JPY	20,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(5,128)	(5,128)
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	3,257	3,257
JPY	91,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	67,529	92,330	24,801

See Notes to Financial Statements.

44

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	$ 8,378	$ 5,951	$ (2,427)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	1,334	1,334
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	224	224
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	(11,962)	(23,323)	(11,361)
MXN	3,630	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8)	248	256
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,600	4,600
MXN	8,515	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	26,788	45,012	18,224
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	4,565	7,541	2,976
NOK	5,500	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	5,592	13,564	7,972
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	17,396	17,396
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	1,191	1,191
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(1,087)	(1,087)
NZD	540	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	7,787	11,336	3,549
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	14,761	14,761
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(11,968)	21,689	33,657
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	12,489	12,489
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	11,472	11,472
PLN	1,665	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	39,922	46,468	6,546
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	2,265	3,503	1,238
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(278)	11,715	11,993
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	(141)	(141)
SEK	4,555	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	(6,829)	(10,013)	(3,184)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	4,259	4,259
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	4,513	4,513
THB	3,000	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(3,884)	(3,884)
	1,012	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(3,209)	(3,209)
	1,500	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(2,707)	(2,707)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,431)	(2,431)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(99,641)	(99,641)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	283	283
	1,450	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	5,416	5,416
	1,770	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	6,827	6,827

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,795	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	$ —	$ 7,389	$ 7,389
	1,595	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	6,592	6,592
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(20,562)	(20,562)
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	6	(44,113)	(44,119)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	2,911	27,575	24,664
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(39)	17,841	17,880
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	11,746	11,754
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(32)	17,043	17,075
ZAR	10,915	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(15,611)	(23,366)	(7,755)
					$233,237	$540,919	$307,682

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$11,733	$—	$11,733	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	12,696	—	12,696	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	9,910	—	9,910	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(832)	—	(832)	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(2,903)	—	(2,903)	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	11,229	—	11,229	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	14,311	—	14,311	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	2,893	—	2,893	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(5,953)	(4)	(5,949)	Goldman Sachs International
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(198)	(8)	(190)	Morgan Stanley & Co. International PLC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	2,086	—	2,086	Morgan Stanley & Co. International PLC
RUB	15,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(4,504)	—	(4,504)	Morgan Stanley & Co. International PLC
RUB	16,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(3,143)	—	(3,143)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

46

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	$5,945	$—	$5,945	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	(53)	—	(53)	HSBC Bank PLC

					$53,217	$(12)	$53,229

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

			Unrealized	Unrealized
	Premiums Paid	Premiums Received	Appreciation	Depreciation
OTC Swap Agreements	$13,948	$(25,985)	$194,132	$(54,825)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$400,000	$2,717,072

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$5,240,360	$—
Ireland	—	903,240	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Asset-Backed Securities (continued)
Netherlands	$—	$603,758	$—
Spain	—	117,940	—
United States	—	1,385,662	—
Commercial Mortgage-Backed Securities
Canada	—	19,872	—
United States	—	4,320,385	—
Corporate Bonds
Brazil	—	311,897	—
Canada	—	761,808	—
China	—	972,316	—
Denmark	—	491,716	—
France	—	1,387,033	—
Germany	—	797,463	—
Hong Kong	—	250,826	—
India	—	127,614	—
Indonesia	—	118,422	—
Italy	—	483,266	—
Jamaica	—	97,254	—
Kazakhstan	—	115,176	—
Luxembourg	—	243,030	—
Mexico	—	774,310	—
Netherlands	—	386,989	—
Peru	—	133,588	—
Russia	—	201,462	—
Spain	—	926,152	—
Supranational Bank	—	57,202	—
Switzerland	—	589,749	—
United Arab Emirates	—	127,800	—
United Kingdom	—	1,281,852	—
United States	—	9,684,246	—
Residential Mortgage-Backed Securities
Bermuda	—	360,021	—
Ireland	—	119,325	—
United Kingdom	—	138,215	—
United States	—	937,816	—
Sovereign Bonds
Austria	—	168,854	—
Brazil	—	722,932	—
Bulgaria	—	152,835	—
Canada	—	435,814	—
Chile	—	149,202	—
China	—	161,881	—
Colombia	—	873,175	—
Croatia	—	246,535	—
Cyprus	—	574,009	—
Dominican Republic	—	114,010	—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Sovereign Bonds (continued)
France	$—	$96,147	$—
Greece	—	1,112,150	—
Hungary	—	177,860	—
Indonesia	—	1,139,622	—
Israel	—	484,848	—
Italy	—	1,881,081	—
Kazakhstan	—	154,668	—
Mexico	—	369,612	—
New Zealand	—	79,423	—
Panama	—	220,452	—
Peru	—	631,437	—
Philippines	—	598,250	—
Portugal	—	933,390	—
Qatar	—	217,811	—
Romania	—	269,231	—
Russia	—	499,439	—
Saudi Arabia	—	158,031	—
Serbia	—	514,916	—
Spain	—	1,199,195	—
Ukraine	—	620,784	—
Uruguay	—	117,593	—
U.S. Government Agency Obligation	—	194,916	—
U.S. Treasury Obligations	—	3,877,207	—
Affiliated Mutual Fund	6,880,139	—	—
Option Purchased	—	588	—

Total	$6,880,139	$53,615,663	$—

Liabilities
Option Written	$—	$(590)	$—

Other Financial Instruments*
Assets
Futures Contracts	$45,463	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	108,482	—
OTC Packaged Credit Default Swap Agreements	—	30,988	—
Centrally Cleared Credit Default Swap Agreements	—	43,144	—
OTC Credit Default Swap Agreements	—	67,481	3
OTC Currency Swap Agreement	—	10,587	—
Centrally Cleared Inflation Swap Agreement	—	4,225	—
Centrally Cleared Interest Rate Swap Agreements	—	719,353	—
OTC Interest Rate Swap Agreements	—	70,803	—

Total	$45,463	$1,055,063	$ 3

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(184,708)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(256,542)	—
OTC Packaged Credit Default Swap Agreements	—	(29,903)	—
OTC Credit Default Swap Agreements	—	(5,103)	—
Centrally Cleared Inflation Swap Agreements	—	(16,886)	—
Centrally Cleared Interest Rate Swap Agreements	—	(411,671)	—
OTC Interest Rate Swap Agreements	—	(17,586)	—

Total	$(184,708)	$(737,691)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	24.9%
Collateralized Loan Obligations	11.5
Affiliated Mutual Fund	11.4
Banks	10.6
Commercial Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	6.4
Residential Mortgage-Backed Securities	3.0
Oil & Gas	2.3
Electric	1.8
Telecommunications	1.5
Consumer Loans	1.3
Packaging & Containers	1.3
Foods	1.3
Insurance	1.2
Real Estate Investment Trusts (REITs)	1.2
Healthcare-Products	1.1
Media	1.1
Pharmaceuticals	0.9
Chemicals	0.8
Transportation	0.8
Commercial Services	0.7
Auto Manufacturers	0.7
Real Estate	0.7
Pipelines	0.6
Engineering & Construction	0.6
Healthcare-Services	0.6

Diversified Financial Services	0.5%
Iron/Steel	0.4
Home Builders	0.4
Semiconductors	0.4
Agriculture	0.3
U.S. Government Agency Obligation	0.3
Retail	0.3
Auto Parts & Equipment	0.2
Software	0.2
Electrical Components & Equipment	0.2
Other	0.2
Housewares	0.2
Automobiles	0.2
Entertainment	0.2
Airlines	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
Mining	0.1
Multi-National	0.1
Household Products/Wares	0.0	*
Computers	0.0	*

See Notes to Financial Statements.

50

Industry Classification (continued):

Option Purchased	0.0	*%

	100.0
Option Written	(0.0	)*
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for	Statement of			Statement of
as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value
Credit contracts	Due from/to broker-variation margin swaps	$43,144*		—	$—
Credit contracts	Premiums paid for OTC swap agreements	13,948		Premiums received for OTC swap agreements	25,973
Credit contracts	Unaffiliated investments	588		Options written outstanding, at value	590
Credit contracts	Unrealized appreciation on OTC swap agreements	112,742		Unrealized depreciation on OTC swap agreements	37,251
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	110,717	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	108,482		Unrealized depreciation on OTC forward foreign currency exchange contracts	256,542
Interest rate contracts	Due from/to broker-variation margin futures	45,463	*	Due from/to broker-variation margin futures	73,991	*

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for	Statement of			Statement of
as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value
Interest rate contracts	Due from/to broker-variation margin swaps	$723,578	*	Due from/to broker-variation margin swaps	$428,557	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	12
Interest rate contracts	Unrealized appreciation on OTC swap agreements	81,390		Unrealized depreciation on OTC swap agreements	17,574

		$1,129,335			$951,207

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
				Forward
				& Cross
				Currency
Derivatives not accounted for as hedging	Options	Options		Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$91,183
Foreign exchange contracts	758	5,360	(45,005)	(100,762)	—
Interest rate contracts	—	—	(966,888)	—	167,935

Total	$758	$5,360	$(1,011,893)	$(100,762)	$259,118

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
				Forward
				& Cross
Derivatives not accounted for				Currency
as hedging instruments,	Options	Options		Exchange
carried at fair value	Purchased(2)	Written	Futures	Contracts	Swaps
Credit contracts	$(1,460)	$1,810	$—	$—	$28,721
Foreign exchange contracts	31	(757)	(194,566)	(188,557)	—
Interest rate contracts	—	—	258,754	—	(710,745)

Total	$(1,429)	$1,053	$64,188	$(188,557)	$(682,024)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

52

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

		Futures	Futures
		Contracts—	Contracts—	Forward Foreign
Options	Options	Long	Short	Currency Exchange
Purchased(1)	Written(2)	Positions(2)	Positions(2)	Contracts— Purchased(3)
$694	$230,000	$12,510,131	$41,594,283	$7,287,456

Cross
Forward Foreign	Currency	Interest Rate	Credit Default
Currency Exchange	Exchange	Swap	Swap Agreements—
Contracts—Sold(3)	Contracts(4)	Agreements(2)	Buy Protection(2)
$17,826,207	$8,641	$42,214,169	$4,343,727

Credit Default	Currency
Swap Agreements—	Swap	Inflation Swap
Sell Protection(2)	Agreements(2)	Agreements(2)
$11,027,188	$96,718	$762,393

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$99,946	$(196,422)	$(96,476)	$—	$(96,476)
Barclays Bank PLC	10,844	(13,031)	(2,187)	—	(2,187)
BNP Paribas S.A.	24,994	(22,567)	2,427	—	2,427
Citibank, N.A.	88,875	(56,398)	32,477	—	32,477
Credit Suisse International	3,978	(343)	3,635	—	3,635
Deutsche Bank AG	4,214	(4,716)	(502)	—	(502)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
Goldman Sachs International	$107	$(9,554)	$(9,447)	$—	$(9,447)
HSBC Bank PLC	6,363	(2,934)	3,429	—	3,429
JPMorgan Chase Bank, N.A.	41,450	(12,774)	28,676	—	28,676
Morgan Stanley & Co. International PLC	26,187	(15,628)	10,559	—	10,559
The Toronto-Dominion Bank	3,418	(1,130)	2,288	—	2,288
UBS AG	6,774	(2,445)	4,329	—	4,329

	$317,150	$(337,942)	$(20,792)	$—	$(20,792)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

54

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value:
Unaffiliated investments (cost $51,510,498)	$53,615,663
Affiliated investments (cost $6,880,139)	6,880,139
Cash	1,761
Foreign currency, at value (cost $634,038)	629,565
Receivable for Fund shares sold	809,385
Receivable for investments sold	601,125
Deposit with broker for centrally cleared/exchange-traded derivatives	400,000
Dividends and interest receivable	367,937
Unrealized appreciation on OTC swap agreements	194,132
Unrealized appreciation on OTC forward foreign currency exchange contracts	108,482
Due from broker—variation margin futures	80,580
Premiums paid for OTC swap agreements	13,948
Prepaid expenses	1,351

Total Assets	63,704,068

Liabilities
Payable for investments purchased	2,604,369
Unrealized depreciation on OTC forward foreign currency exchange contracts	256,542
Payable for Fund shares purchased	158,540
Accrued expenses and other liabilities	73,531
Unrealized depreciation on OTC swap agreements	54,825
Premiums received for OTC swap agreements	25,985
Due to broker—variation margin swaps	8,654
Management fee payable	5,992
Directors’ fees payable	1,074
Dividends payable	905
Affiliated transfer agent fee payable	637
Options written outstanding, at value (premiums received $2,400)	590
Distribution fee payable	313

Total Liabilities	3,191,957

Net Assets	$60,512,111

Net assets were comprised of:
Common stock, at par	$60,089
Paid-in capital in excess of par	60,040,585
Total distributable earnings (loss)	411,437

Net assets, April 30, 2021	$60,512,111

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     55

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Class A
Net asset value, offering price and redemption price per share, ($816,027 ÷ 81,035 shares of common stock issued and outstanding)	$10.07
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.41

Class C
Net asset value, offering price and redemption price per share, ($150,234 ÷ 14,922 shares of common stock issued and outstanding)	$10.07

Class Z
Net asset value, offering price and redemption price per share, ($31,934,937 ÷ 3,171,405 shares of common stock issued and outstanding)	$10.07

Class R6
Net asset value, offering price and redemption price per share, ($27,610,913 ÷ 2,741,559 shares of common stock issued and outstanding)	$10.07

See Notes to Financial Statements.

56

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Interest income	$529,190
Affiliated dividend income	1,876

Total income	531,066

Expenses
Management fee	107,210
Distribution fee(a)	1,822
Custodian and accounting fees	48,669
Registration fees(a)	27,862
Audit fee	21,286
Legal fees and expenses	9,060
Transfer agent’s fees and expenses (including affiliated expense of $3,758)(a)	7,946
Shareholders’ reports	6,594
Directors’ fees	5,470
Miscellaneous	10,679

Total expenses	246,598
Less: Fee waiver and/or expense reimbursement(a)	(116,524)

Net expenses	130,074

Net investment income (loss)	400,992

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	270,541
Futures transactions	(1,011,893)
Forward and cross currency contract transactions	(100,762)
Options written transactions	5,360
Swap agreement transactions	259,118
Foreign currency transactions	85,274

(492,362)

Net change in unrealized appreciation (depreciation) on:
Investments	195,720
Futures	64,188
Forward and cross currency contracts	(188,557)
Options written	1,053
Swap agreements	(682,024)
Foreign currencies	(10,214)

(619,834)

Net gain (loss) on investment and foreign currency transactions	(1,112,196)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(711,204)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     57

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,050	772	—	—
Registration fees	6,190	6,205	9,363	6,104
Transfer agent’s fees and expenses	828	140	5,667	1,311
Fee waiver and/or expense reimbursement	(8,501)	(6,622)	(37,130)	(64,271)

See Notes to Financial Statements.

58

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$400,992	$836,818
Net realized gain (loss) on investment and foreign currency transactions	(492,362)	(1,172,697)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(619,834)	2,199,086

Net increase (decrease) in net assets resulting from operations	(711,204)	1,863,207

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,182)	(70,125)
Class C	(1,490)	(2,150)
Class Z	(198,399)	(231,948)
Class R6	(413,366)	(1,187,309)

	(624,437)	(1,491,532)

Tax return of capital distributions
Class A	—	(23,520)
Class C	—	(721)
Class Z	—	(77,794)
Class R6	—	(398,219)

	—	(500,254)

Fund share transactions
Net proceeds from shares sold	30,355,511	16,083,373
Net asset value of shares issued in reinvestment of dividends and distributions	617,509	1,982,678
Cost of shares purchased	(9,194,042)	(12,362,424)

Net increase (decrease) in net assets from Fund share transactions	21,778,978	5,703,627

Total increase (decrease)	20,443,337	5,575,048

Net Assets:

Beginning of period	40,068,774	34,493,726

End of period	$60,512,111	$40,068,774

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     59

Notes to Financial Statements  (unaudited)

1.   Organization

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two series: PGIM Global Total Return Fund and PGIM Global Total Return Fund (USD Hedged), both of which are diversified funds for purposes of the 1940 Act. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”).

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

60

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

PGIM Global Total Return (USD Hedged) Fund     61

Notes to Financial Statements  (unaudited) (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

62

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option

PGIM Global Total Return (USD Hedged) Fund     63

Notes to Financial Statements  (unaudited) (continued)

expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

64

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an

PGIM Global Total Return (USD Hedged) Fund     65

Notes to Financial Statements  (unaudited) (continued)

emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

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Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the

PGIM Global Total Return (USD Hedged) Fund     67

Notes to Financial Statements  (unaudited) (continued)

portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

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Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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Notes to Financial Statements  (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors,

70

and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $20,108,842 and $7,414,145, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$1,691,336	$30,011,823	$24,823,020	$—	$—	$6,880,139	6,880,139	$1,876

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$58,762,104

Gross Unrealized Appreciation	3,336,535
Gross Unrealized Depreciation	(1,425,297)

Net Unrealized Appreciation	$ 1,911,238

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $893,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

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Notes to Financial Statements  (unaudited) (continued)

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 18.075 billion shares of common stock, $0.01 par value per share, 1.5 billion of which are designated as shares of the Fund. The shares are currently classified and designated as follows:

Class A	200,000,000
Class C	300,000,000
Class Z	600,000,000
Class R6	400,000,000

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of
	Number of Shares	Outstanding Shares
Class C	1,132	7.6%
Class R6	2,513,548	91.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
1	42.2%	2	49.2%

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	41,580	$432,200
Shares issued in reinvestment of dividends and distributions	1,079	11,154
Shares purchased	(31,630)	(325,476)

Net increase (decrease) in shares outstanding	11,029	$117,878

Year ended October 31, 2020:
Shares sold	102,949	$1,028,888
Shares issued in reinvestment of dividends and distributions	9,149	93,532
Shares purchased	(237,293)	(2,451,952)

Net increase (decrease) in shares outstanding	(125,195)	$(1,329,532)

Class C
Six months ended April 30, 2021:
Shares sold	7,775	$80,652
Shares issued in reinvestment of dividends and distributions	136	1,416
Shares purchased	(8,592)	(88,707)

Net increase (decrease) in shares outstanding	(681)	$(6,639)

Year ended October 31, 2020:
Shares sold	20,800	$216,092
Shares issued in reinvestment of dividends and distributions	271	2,794
Shares purchased	(9,226)	(92,568)

Net increase (decrease) in shares outstanding	11,845	$126,318

Class Z
Six months ended April 30, 2021:
Shares sold	2,671,855	$27,145,637
Shares issued in reinvestment of dividends and distributions	18,591	191,550
Shares purchased	(370,809)	(3,824,652)

Net increase (decrease) in shares outstanding	2,319,637	$23,512,535

Year ended October 31, 2020:
Shares sold	1,441,863	$14,619,714
Shares issued in reinvestment of dividends and distributions	29,388	300,790
Shares purchased	(988,865)	(9,810,297)

Net increase (decrease) in shares outstanding	482,386	$5,110,207

Class R6
Six months ended April 30, 2021:
Shares sold	257,708	$2,697,022
Shares issued in reinvestment of dividends and distributions	39,905	413,389
Shares purchased	(468,643)	(4,955,207)

Net increase (decrease) in shares outstanding	(171,030)	$(1,844,796)

Year ended October 31, 2020:
Shares sold	21,286	$218,679
Shares issued in reinvestment of dividends and distributions	154,561	1,585,562
Shares purchased	(757)	(7,607)

Net increase (decrease) in shares outstanding	175,090	$1,796,634

8.   Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”)

PGIM Global Total Return (USD Hedged) Fund     73

Notes to Financial Statements  (unaudited) (continued)

with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $731,750, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $1,463,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

74

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt

PGIM Global Total Return (USD Hedged) Fund     75

Notes to Financial Statements  (unaudited) (continued)

securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and

76

transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

PGIM Global Total Return (USD Hedged) Fund     77

Notes to Financial Statements  (unaudited) (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

78

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended				December 12, 2017(a)
	April 30,		Year Ended October 31,		through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.41		$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.21	0.18	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.30	1.33	(0.42)
Total from investment operations	(0.20)		0.51	1.51	(0.26)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.56)	(0.26)
Tax return of capital distributions	-		(0.14)	-	-
Distributions from net realized gains	-		(0.11)	-	-
Total dividends and distributions	(0.14)		(0.53)	(0.56)	(0.26)
Net asset value, end of period	$10.07		$10.41	$10.43	$9.48
Total Return(c):	(1.97)%		5.12%	16.40%	(2.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$816		$729	$2,036	$49
Average net assets (000)	$847		$1,716	$234	$46
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88	%(e)
Expenses before waivers and/or expense reimbursement	2.90	%(e)	2.30%	8.27%	80.88	%(e)
Net investment income (loss)	1.62	%(e)	2.03%	1.69%	1.86	%(e)
Portfolio turnover rate(f)	18%		33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     79

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months
	Ended				December 12, 2017(a)
	April 30,		Year Ended October 31,		through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.41		$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.17	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.29)		0.31	1.27	(0.43)
Total from investment operations	(0.24)		0.43	1.44	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.20)	(0.49)	(0.19)
Tax return of capital distributions	-		(0.14)	-	-
Distributions from net realized gains	-		(0.11)	-	-
Total dividends and distributions	(0.10)		(0.45)	(0.49)	(0.19)
Net asset value, end of period	$10.07		$10.41	$10.43	$9.48
Total Return(c):	(2.34)%		4.32%	15.59%	(3.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$150		$162	$39	$17
Average net assets (000)	$156		$85	$16	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63	%(e)	1.63%	1.63%	1.63	%(e)
Expenses before waivers and/or expense reimbursement	10.20	%(e)	15.56%	97.66%	290.47	%(e)
Net investment income (loss)	0.89	%(e)	1.15%	1.70%	1.13	%(e)
Portfolio turnover rate(f)	18%		33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class Z Shares
	Six Months
	Ended				December 12, 2017(a)
	April 30,		Year Ended October 31,		through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.41		$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.22	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.28)		0.32	1.36	(0.42)
Total from investment operations	(0.19)		0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		(0.14)	-	-
Distributions from net realized gains	-		(0.11)	-	-
Total dividends and distributions	(0.15)		(0.56)	(0.59)	(0.28)
Net asset value, end of period	$10.07		$10.41	$10.43	$9.48
Total Return(c):	(1.86)%		5.37%	16.71%	(2.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,935		$8,864	$3,854	$164
Average net assets (000)	$14,217		$6,563	$1,214	$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%	0.63	%(e)
Expenses before waivers and/or expense reimbursement	1.16	%(e)	1.56%	3.11%	24.70	%(e)
Net investment income (loss)	1.76	%(e)	2.17%	1.72%	2.11	%(e)
Portfolio turnover rate(f)	18%		33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund     81

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended				December 12, 2017(a)
	April 30,		Year Ended October 31,		through October 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.41		$10.43	$9.48	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.23	0.26	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.29)		0.31	1.28	(0.42)
Total from investment operations	(0.19)		0.54	1.54	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.59)	(0.28)
Tax return of capital distributions	-		(0.14)	-	-
Distributions from net realized gains	-		(0.11)	-	-
Total dividends and distributions	(0.15)		(0.56)	(0.59)	(0.28)
Net asset value, end of period	$10.07		$10.41	$10.43	$9.48
Total Return(c):	(1.82)%		5.42%	16.79%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,611		$30,314	$28,565	$24,421
Average net assets (000)	$28,020		$29,230	$26,482	$24,571
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.58%	0.58%	0.58	%(e)
Expenses before waivers and/or expense reimbursement	1.04	%(e)	1.19%	1.49%	1.67	%(e)
Net investment income (loss)	1.94	%(e)	2.25%	2.66%	2.14	%(e)
Portfolio turnover rate(f)	18%		33%	31%	67%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

82

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Company’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Global Total Return (USD Hedged) Fund	83

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PHEAX	PHECX	PHEZX	PHEQX
CUSIP	74439A707	74439A806	74439A871	74439A889

MF238E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021